	As filed with the Securities and Exchange	Registration No. 333-100207
	Commission on April 14, 2010	Registration No. 811-09002
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 19 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Separate Account N of
ReliaStar Life Insurance Company
(formerly Separate Account One of Northern Life Insurance Company)
20 Washington Avenue South, Minneapolis, Minnesota 55401
Depositor’s Telephone Number, including Area Code: (860) 580-2831
Michael A. Pignatella, Counsel
ReliaStar Life Insurance Company
One Orange Way, C1S, Windsor, CT 06095-4774
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement
It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2010 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Flexible Premium Individual Fixed and Variable Deferred
Annuity Contracts

PART A

ReliaStar Life Insurance Company and its Separate Account N ING Advantage CenturySM

Supplement dated April 30, 2010 to the Contract Prospectus dated April 30, 2010

The following information updates and amends certain information contained in your variable annuity Contract Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

Effective after the close of business on August 20, 2010, the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio
ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio

Accordingly, effective after the close of business on August 20, 2010 investments in the Disappearing Portfolio will automatically become investments in the Surviving Portfolio as follows:

  All existing account balances invested in the ING Opportunistic LargeCap Portfolio (Class I) will automatically become investments in the ING Growth and Income Portfolio (Class I).

As a result of the reorganization, effective after the close of business on August 20, 2010 all references to the Disappearing Portfolio in the Contract Prospectus is hereby deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing Portfolio after the date of the reorganization will be automatically allocated to the Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Administrative Service Center at:

ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050 1-877-884-5050

See also the Transfers Among Investment Options section of your Contract Prospectus for further information about making allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Administrative Service Center noted above. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

X.100207-10

April 2010

ReliaStar Life Insurance Company

Separate Account N

ING Advantage CenturySM

CONTRACT PROSPECTUS - April 30, 2010

The Contracts. The contracts described in this prospectus are flexible premium individual fixed and variable
Advantage CenturySM deferred annuity contracts issued by ReliaStar Life Insurance Company (the Company, we, us, our). They are issued to you, the contract owner, on a nonqualified basis, or in connection with retirement plans qualifying for special treatment under the Internal Revenue Code of 1986, as amended (Tax Code). Prior to
October 1, 2002, the contracts were issued by Northern Life Insurance Company.

Why Reading this Prospectus is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contracts offer variable investment options and three fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts or plans, or in some states.

The Funds*
American Funds – Growth Fund (Class 2)	ING International Value Portfolio (Class I)	ING Solution 2015 Portfolio (I Class)(2)
American Funds – Growth-Income Fund	ING JPMorgan Emerging Markets Equity	ING Solution 2025 Portfolio (I Class)(2)
(Class 2)	Portfolio (Class S)	ING Solution 2035 Portfolio (I Class)(2)
American Funds – International Fund	ING JPMorgan Mid Cap Value Portfolio	ING Solution 2045 Portfolio (I Class)(2)
(Class 2)	(I Class)	ING Strategic Allocation Conservative
Fidelity® VIP Contrafund® Portfolio	ING JPMorgan Small Cap Core Equity	Portfolio (Class I)(2)
(Initial Class)	Portfolio (Class I)	ING Strategic Allocation Growth Portfolio
Fidelity® VIP Equity-Income Portfolio	ING Legg Mason ClearBridge Aggressive	(Class I)(2)
(Initial Class)	Growth Portfolio (I Class)(1)	ING Strategic Allocation Moderate Portfolio
Fidelity® VIP Index 500 Portfolio	ING Limited Maturity Bond Portfolio	(Class I)(2)
(Initial Class)	(Class S)	ING T. Rowe Price Capital Appreciation
Fidelity® VIP Investment Grade Bond	ING Liquid Assets Portfolio (Class I)	Portfolio (Class S)
Portfolio (Initial Class)	ING Lord Abbett Growth and Income	ING T. Rowe Price Diversified Mid Cap
Fidelity® VIP Money Market Portfolio	Portfolio (Class I)(1)	Growth Portfolio (I Class)
(Initial Class)	ING Marsico Growth Portfolio (Class I)	ING T. Rowe Price Equity Income Portfolio
Franklin Small Cap Value Securities Fund	ING Marsico International Opportunities	(Class I)
(Class 2)	Portfolio (Class I)	ING T. Rowe Price Growth Equity Portfolio
ING American Century Small-Mid Cap Value	ING MFS Total Return Portfolio (Class S)	(I Class)
Portfolio (I Class)	ING MidCap Opportunities Portfolio	ING Templeton Foreign Equity Portfolio
ING Artio Foreign Portfolio (Class S)	(Class I)	(I Class)
ING Baron Small Cap Growth Portfolio	ING Oppenheimer Global Portfolio (I Class)	ING UBS U.S. Large Cap Equity Portfolio
(I Class)	ING Opportunistic LargeCap Portfolio	(I Class)
ING BlackRock Large Cap Growth Portfolio	(Class I)	ING U.S. Stock Index Portfolio (Class I)(1)
(Class I)	ING PIMCO Total Return Portfolio (I Class)	ING Van Kampen Comstock Portfolio
ING BlackRock Science and Technology	ING Pioneer Equity Income Portfolio	(I Class)
Opportunities Portfolio (Class I)	(Class I)	ING Van Kampen Equity and Income
ING Clarion Global Real Estate Portfolio	ING Pioneer Fund Portfolio (Class S)	Portfolio (I Class)
(Class I)	ING Pioneer High Yield Portfolio (I Class)	ING Van Kampen Growth and Income
ING Davis New York Venture Portfolio	ING Pioneer Mid Cap Value Portfolio	Portfolio (Class S)
(I Class)	(Class S)	Lord Abbett Series Fund - Mid-Cap Value
ING FMRSM Diversified Mid Cap Portfolio	ING RussellTM Large Cap Growth Index	Portfolio (Class VC)
(Class S)**	Portfolio (Class I)	Neuberger Berman AMT Socially Responsive
ING Global Resources Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio	Portfolio®
ING Growth and Income Portfolio (Class I)	(Class I)	PIMCO VIT Real Return Portfolio
ING Index Plus LargeCap Portfolio (Class I)	ING RussellTM Mid Cap Growth Index	(Administrative Class)
ING Index Plus MidCap Portfolio (Class I)	Portfolio (Class S)	Pioneer High Yield VCT Portfolio (Class I)
ING Index Plus SmallCap Portfolio (Class I)	ING SmallCap Opportunities Portfolio	Wanger Select
ING Intermediate Bond Portfolio (Class I)	(Class I)	Wanger USA
ING International Index Portfolio (Class S)	ING Solution Income Portfolio (I Class)(2)

*	Effective December 19, 2007, ING Balanced Portfolio was closed to any new investments (including loan repayments) or transfers. There will be limited disclosure regarding this fund in the prospectus.
**	FMRSM is a service mark of Fidelity Management & Research Company.
(1)	This fund has changed its name to the name listed above. See “Appendix II – Fund Descriptions” for a complete list of former and current fund names.
(2)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.

PRO.100207-10

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CONTRACT PROSPECTUS – April 30, 2010 (continued)

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company. Each subaccount invests in one of the mutual funds listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the “Investment Options” section on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options.

  Fixed Account A

  Fixed Account B

  Fixed Account C

Except as specifically mentioned, this prospectus describes only the investment options offered through Separate Account N. However, we describe the fixed interest options in Appendix I to this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Availability of Features. Not all features are available in all states. The contracts are not available for sale in New York. Some funds may be unavailable through certain contracts and plans or in some states.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus. You may obtain the April 30, 2010 Statement of Additional Information (SAI) without charge by calling us at 1-877-884-5050 or writing us at the address listed in the “Contract Overview - Questions: Contacting the Company” section of the prospectus. You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to the SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-100207. The SAI table of contents is listed on page 52 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contracts are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.100207-10

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TABLE OF CONTENTS

Contract Overview:	4
Contract Design
Who’s Who
The Contract and Your Retirement Plan
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase

Fee Table	6
Condensed Financial Information	8
Separate Account N	8
The Company	9
Investment Options	10
Transfers Among Investment Options	12
Purchase and Rights	17
Right to Cancel	19
Fees	20
Your Account Value	26
Withdrawals	28
Loans	29
Systematic Withdrawals	29
Death Benefit	30
The Income Phase	32
Contract Distribution	34
Tax Considerations	37
Other Topics	48
Performance Reporting -- Voting Rights -- Contract Modifications -- Legal Matters and
Proceedings -- Payment Delay or Suspension -- Transfers, Assignments or Exchanges of a Contract
-- Involuntary Terminations -- Reports to Owners

Contents of the Statement of Additional Information	52
Appendix I – The Fixed Accounts	54
Appendix II – Fund Descriptions	56
Appendix III – Condensed Financial Information	CFI - 1

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Contract Overview

Questions: Contacting the	The following is intended as a summary. Please read each section of this
Company. To answer your	prospectus for additional detail.
questions, contact your sales
representative or write or call	Contract Design
us at our Administrative
Service Center.	The contracts described in this prospectus are individual deferred fixed and
ING Service Center	variable annuity contracts. They are intended to be retirement savings vehicles
P.O. Box 5050	that offer a variety of investment options to help meet long-term financial goals
Minot, North Dakota 58702-	and provide for a death benefit and guaranteed income options. The term
5050	“contract” in this prospectus refers to individual fixed and variable annuity
1-877-884-5050	contracts.

Sending Forms and Written	Who’s Who
Requests in Good Order.
If you are writing to change	You*: The individual who purchases the contract.
your beneficiary, request a
withdrawal or for any other	Contract Holder*: The person (or non-natural owner) to whom we issue the
purpose, contact us or your	contract. Generally, you. The contract holder generally has all rights under the
sales representative to learn	contract. However, pursuant to Treasury Department regulations that were
what information is required	generally effective on January 1, 2009, the exercise of certain of these rights by
for the request to be in “good	participants in Tax Code Section 403(b) plans may require the consent and
order.” Generally, a request is	approval of your employer and/or plan sponsor or its delegate. See “Tax considered to be in “good
order” when it is signed, dated	Considerations – Section 403(b) and Roth 403(b) Tax-Deferred Annuities.”
and made with such clarity and
completeness that we are not	We may also refer to the contract holder as the contract owner.
required to exercise any
discretion in carrying it out.	We (the Company): ReliaStar Life Insurance Company. We issue the contract.
By contacting us, we can	For greater detail, please review “Purchase and Rights.”
provide you with the
appropriate administrative
form for your requested	*Some contracts may be purchased by and issued directly to employers sponsoring
transaction.	certain plans, including 457 and 401 plans. The terms “you,” “contract holder,” and
“contract owner” apply to these employers, who have all rights under the contracts.
We can only act upon requests
that are received in good order.	The Contract and Your Retirement Plan

The contracts may be issued on a nonqualified basis (nonqualified contracts), or for use with retirement arrangements under Tax Code sections 403(b), 408,
408A or 457 of the Tax Code (qualified contracts). We may also, at our discretion, issue nonqualified contracts for use with retirement arrangements under Tax Code section 401.

Use of an Annuity Contract in a Retirement Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401, 403(b), Roth 403(b), 408, 408A, or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits
(such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and
Rights.”

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Contract Facts

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right to Cancel.” Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.” Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees and taxes may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.”

Systematic Withdrawals. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Withdrawals.”

Loans. If allowed by the contract and the plan, loans may be available during the accumulation phase. These loans are subject to certain restrictions. See “Loans.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and “Fees.”

Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Tax Considerations.”

Contract Phases

I. The Accumulation Phase (accumulating dollars under your contract)

Payments to
STEP 1: You provide us with your completed application and		Your Account
initial purchase payment. We establish an account for you and		Step 1 ||
credit that account with your initial purchase payment.	ReliaStar Life Insurance Company
	(a) ||	Step 2		(b) ||
STEP 2: You direct us to invest your purchase payment in one	Fixed	Separate Account N
or more of the following investment options:	Interest
	Options	Variable Investment
(a) Fixed Interest Options; or			Options
(b) Variable Investment Options. (The variable investment
options are the subaccounts of Separate Account N. Each		The Subaccounts
one invests in a specific mutual fund.)		A	B	Etc.
|| Step 3 ||
STEP 3: Each subaccount you select purchases shares of its		Mutual	Mutual
assigned fund.		Fund A	Fund B

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contracts offer three income phase payment options. See “The Income Phase.” In general, you may:

  Receive monthly income phase payments for your life (assuming you are the annuitant); or

  Receive monthly income phase payments for your life, but with payments continuing to your beneficiary for ten years if you die before the end of the selected period; or

  Receive monthly income phase payments for your life and for the life of another person; and

  Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

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Fee Table

In this Section:	The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and
> Maximum Contract Owner	expenses that you will pay at the time that you buy the contract, withdraw from the
Transaction Expenses	contract, take a loan from the contract or transfer cash value between investment
> Annual Maintenance Fee	options. State premium taxes may also be deducted.* See “The Income Phase” for
> Maximum Separate	fees that may apply after you begin receiving payments under the contract.
Account Annual Expenses
> Total Annual Fund	Maximum Contract Owner Transaction Expenses
Operating Expenses	Early Withdrawal Charge (as a percentage of amount withdrawn)[1]
> Hypothetical Examples	Applicable to Texas K-12 TSA contracts	8.0%
> Fees Deducted by the	Applicable to all other contracts	7.0%

Funds	Partial Withdrawal Processing Fee[2]	$25.00

See the “Fees” section for:	Transfer Charge[3]	$25.00

> are How, Deducted When and Why Fees	Loan Processing Fee[4]	$25.00
> Redemption Fees	Loan Interest Rate Spread (per annum)[5]	3.0%
> Reduction or Elimination
of Certain Fees	[1] The early withdrawal charge for contracts applies to each purchase payment and
> Premium and Other Taxes	reduces over time. In certain cases this charge may not apply to a portion or all of
> Charge for the Optional	your withdrawal. These fees may be waived, reduced or eliminated in certain circumstances.
One-Year Step Up Death	[2] The Company does not currently impose a partial withdrawal processing fee, but
Benefit Rider	reserves the right to charge a fee not to exceed the lesser of 2.0% of the partial
We may have used the	withdrawal amount or $25, including partial withdrawals made as a part of a
following terms in prior	systematic withdrawal program. See “Fees - Early Withdrawal Charge.” See also
“Systematic Withdrawals.”
prospectuses:	[3] The Company does not currently impose a charge for transfers between the
Contingent Deferred Sales	subaccounts or to or from the fixed interest options. However, we reserve the right to
Charge-Early Withdrawal	assess a $25 charge on any transfer or to limit the number of transfers, including
Charge	transfers made under the dollar cost averaging program or the account rebalancing program.
[4] This is the maximum fee we would charge. We are not currently charging this fee.
Annual Contract Charge-

Annual Maintenance Fee	[5] This See “Loans. is the difference ” between the rate applied and the rate credited on loans under
Contract Year-Account Year	your contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. For example, if the
Administrative Charge-	current credited interest rate is 6.0%, the amount of interest applied to the contract
Administrative Expense Charge	would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. See
“Loans.”
Reallocation Charge-Transfer	The next table describes the fees and expenses that you will pay periodically during
Charge	the time that you own the contract, not including fund fees and expenses.
	Annual Maintenance Fee[6]	$30.00
Texas K-12 TSA Contracts:
Voluntary 403(b) annuity	Maximum Separate Account Annual Expenses
contracts for employees of K-12	(as a percentage of average account value)
public schools in Texas who
purchased the contract on or	Mortality and Expense Risk Charge	1.25%
after June 1, 2002. These	Administrative Expense Charge	0.15%
contracts meet the requirements
established by the Teachers	Optional One-Year Step Up Death Benefit Rider Charge[7]	0.15%
Retirement System of Texas in	Total Maximum Separate Account Annual Expenses	1.55%
support of Senate Bill 273.
[6] The Company currently deducts an annual maintenance fee of $30 from the account value, but reserves the right to waive the charge when the account value exceeds
$25,000. We also reserve the right to waive this charge where the annual purchase payments, less any cumulative partial withdrawals, equal or exceed $5,000.
[7] The 0.15% fee is only charged to contract owners who choose the optional death benefit rider. This rider is not available for contracts issued in the State of Texas.

*State premium taxes (which currently range from 0.0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

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The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets,
including management fees and other expenses)	0.10%	1.51%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, the annual maintenance fee of $30 (converted to a percentage of assets equal to 0.221%), and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5.0% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at				(B) If you do not withdraw your entire account
the end of the applicable time period:				value or if you select an income phase payment
option at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$973	$1,486	$1,910	$3,577	$331	$1,010	$1,713	$3,577

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5.0% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at				(B) If you do not withdraw your entire account
the end of the applicable time period:				value or if you select an income phase payment
option at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$842	$1,087	$1,212	$2,192	$190	$588	$1,012	$2,192

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that

PR0.100207-10

7

are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

Condensed Financial Information

Understanding Condensed Financial Information. In Appendix III of this prospectus we provide condensed financial information about Separate Account N subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount over the past ten years. For subaccounts not available ten years ago, we give a history from the time purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account N and financial statements and the related notes to financial statements for ReliaStar Life Insurance Company are located in the Statement of Additional Information.

Separate Account N

We established Separate Account N (the separate account) on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and ReliaStar Life Insurance Company, the separate account was transferred to ReliaStar Life Insurance Company.

The separate account is divided into subaccounts. Each subaccount invests directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ReliaStar Life Insurance Company. All obligations arising under the contract are obligations of ReliaStar Life Insurance Company.

We may, if it is in the best interest of our contract holders:

  Manage the separate account as a management investment company under the 1940 Act;

  Deregister the separate account under the 1940 Act, if registration is no longer required;

  Combine the separate accounts of ReliaStar Life Insurance Company; or

  Reallocate assets of the separate account to another separate account.

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The Company

ReliaStar Life Insurance Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. We are an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management.

As part of a restructuring plan approved by the European Commission, ING Groep N.V. has agreed to separate its banking and insurance businesses by 2013. ING Groep N.V. intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING Groep N.V. has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

We offer individual life insurance and annuities, employee benefits and retirement contracts. We are authorized to do business in the District of Columbia and in all states, except New York.

Our Home Office: 20 Washington Avenue South Minneapolis, Minnesota 55401	Our Administrative Service Center: ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050

Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (Northern), a wholly owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance Company, and ReliaStar Life Insurance Company assumed responsibilities for Northern’s obligations under the contracts.

We are a charter member of the Insurance Marketplace Standards Association (IMSA). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

Regulatory Developments - the Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues; and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

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In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to the Company or certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For example, U.S. federal income tax law imposes certain requirements relating to product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “Tax Considerations” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

Investment Options

The contracts offer variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate Account N, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

  Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix II. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Administrative Service Center at the address and phone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Fixed Interest Options. For a description of the fixed interest options, see Appendix I.

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Selecting Investment Options

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  Be informed. Read this prospectus, the fund prospectuses and Appendix I.

Limits on Availability of Options. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. See “Other Topics-Contract Modifications - Addition, Deletion or Substitution of Fund Shares.” Some subaccounts or fixed interest options may not be available in all contracts or in some states. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

Limits on How Many Investment Options You May Select. Generally you may select no more than 18 investment options at any one time during the accumulation phase of your account. Each subaccount and each fixed account selected counts towards this 18 investment option limit.

Reinvestment. The funds described in this prospectus have, as a policy, the distribution of income, dividends and capital gains. There is, however, an automatic reinvestment of such distributions under the contracts described in this prospectus.

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

  Mixed - bought for annuities and life insurance.

  Shared - bought by more than one company.

Possible Conflicts of Interest. It is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Separate Account N from participation in the funds which are involved in the conflict.

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Transfers Among Investment Options

During the accumulation phase you may transfer amounts among the available subaccounts, and from the subaccounts to either Fixed Account A or Fixed Account B. Amounts may be transferred from Fixed Account C to one or more subaccounts only, and requires participation in the dollar cost averaging program. Transfers from Fixed Account C to Fixed Account A or Fixed Account B are not allowed. Transfers from Fixed Account A, Fixed Account B, or the subaccounts to Fixed Account C are not allowed.

We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 for each transfer and to limit the number of transfers.

Transfer Requests. Requests may be made in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;

  Forced and unplanned portfolio turnover;

  Lost opportunity costs; and

  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Section 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or

  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

  Six round-trips involving the same fund within a rolling twelve month period.

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The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

  Purchases and sales of fund shares in the amount of $5,000 or less;

  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

  Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

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Except as noted below with respect to Paul M. Prusky, we do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

From late 2003 to 2008, we were engaged in litigation with Paul M. Prusky (“Prusky”), and others, regarding a 1998 agreement between Prusky and the Company. Under the agreement, Prusky, through a profit-sharing plan, engaged in frequent electronic trading between subaccounts available through certain Company variable life insurance policies (“market timing”). Beginning in late 2003, the Company refused to accept electronic trading instructions from Prusky because of violations of our excessive trading policy.

On January 5, 2007, the United States District Court for the Eastern District of Pennsylvania (the “Federal Court”) ordered the Company to accept and effect Prusky’s subaccount transfer instructions electronically “without limitation as to the number of transfer instructions so long as those transfers are not explicitly barred by a specific condition imposed by the fund in which the subaccount is invested.” (Order Granting in Part Summary Judgment, Paul M. Prusky, et.al v. ReliaStar Life Insurance Company, Civil Action No. 03-6196, Jan. 5, 2007, and Order Denying Defendant’s Motion for Clarification, dated January 12, 2007 (“Order”)). In light of the Order, we must accept and effect Prusky’s electronic transfer instructions.

When issuing the Order, the Federal Court did state that we could enforce conditions on trading imposed by the funds in which Company subaccounts invest. (Memorandum Accompanying the Order, at pp.9-10.) We will enforce all fund-imposed conditions on trading consistent with the Order and the judgment of the Federal Court in a related matter.

Prusky’s Company policies include subaccounts available for new investment that invest in the following funds, which are available through this contract as of April 30, 2010. The prospectus for each fund describes restrictions imposed by the fund to prevent or minimize frequent trading.

American Funds – Growth Fund	ING Liquid Assets Portfolio
American Funds – Growth-Income Fund	ING Marsico Growth Portfolio
American Funds – International Fund	ING Marsico International Opportunities Portfolio
Fidelity® VIP Contrafund® Portfolio	ING MFS Total Return Portfolio
Fidelity® VIP Equity-Income Portfolio	ING Oppenheimer Global Portfolio
ING Artio Foreign Portfolio	ING PIMCO Total Return Portfolio
ING Balanced Portfolio*	ING Pioneer Fund Portfolio
ING Baron Small Cap Growth Portfolio	ING Pioneer High Yield Portfolio
ING BlackRock Large Cap Growth Portfolio	ING Pioneer Mid Cap Value Portfolio
ING Clarion Global Real Estate Portfolio	ING Russell Large Cap Growth Index Portfolio
ING FMRSM Diversified Mid Cap Portfolio	ING Russell Large Cap Index Portfolio
ING Global Resources Portfolio	ING Russell MidCap Growth Index Portfolio
ING Growth and Income Portfolio	ING SmallCap Opportunities Portfolio
ING Index Plus LargeCap Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING Index Plus MidCap Portfolio	ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING Index Plus SmallCap Portfolio	ING T. Rowe Price Equity Income Portfolio
ING Intermediate Bond Portfolio	ING UBS U.S. Large Cap Equity Portfolio
ING International Index Portfolio	ING U.S. Stock Index Portfolio
ING JPMorgan Emerging Markets Equity Portfolio	ING Van Kampen Comstock Portfolio
ING JP Morgan Mid Cap Value Portfolio	ING Van Kampen Equity and Income Portfolio
ING JPMorgan Small Cap Core Equity Portfolio	ING Van Kampen Growth and Income Portfolio
ING Limited Maturity Bond Portfolio	Neuberger Berman AMT Socially Responsive Portfolio®

*The ING Balanced Portfolio is closed to any new investments (including loan repayments) or transfers.

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Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Administrative Service Center or, if you are participating in the dollar cost averaging or automatic reallocation programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. Telephone transactions may be available when you complete a telephone reallocation form and a personal identification number (PIN) has been assigned. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These may include recording calls on voice recording equipment, requiring completion of a “telephone reallocation” form, written confirmation of telephone instructions and use of a PIN to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price.

Currently, under this program you may elect one of the following transfer options:

Option One:

  You may direct us to automatically transfer a fixed dollar amount or a specified percentage from the subaccounts, Fixed Account A, or Fixed Account C, to any of the other subaccounts or to Fixed Account A or Fixed Account B. However, transfers from Fixed Account C to Fixed Account A or Fixed Account B are not allowed. Also, no transfers to Fixed Account C are allowed from any subaccount or from any other fixed option.

  Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis only.

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Option Two:

  You may direct us to automatically transfer the interest earned on amounts invested in Fixed Account B to any one or more of the subaccounts.

  Only automatic transfers of 100% of interest earned are allowed. We will only transfer interest that is earned after you have elected this option. Reallocations may be made on a monthly, quarterly, semi-annual or annual basis.

  To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue these transfers when the Fixed Account B account value becomes less than $5,000.

  Transfers from Fixed Account B to the subaccounts or to Fixed Account A are allowed, subject to certain conditions. See Appendix I.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. To obtain an application form or for additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview - Questions: Contacting the Company.” We reserve the right to discontinue, modify or suspend the dollar cost averaging program and to charge a processing fee not to exceed $25 for each transfer made under this program.

The Automatic Reallocation Program (Account Rebalancing). Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected by reallocating account values from the subaccounts that have increased in value to those subaccounts that have declined in value or increased in value at a slower rate. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value on each quarterly anniversary of the date we established your account (or any other date as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market.

There is currently no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. You are eligible to participate in this program if your account value is at least $10,000. To apply, you must complete an application you may obtain by writing to us at the address listed in “Contract Overview - Questions: Contacting the Company.” You must choose the applicable subaccounts and the percentage of account value to be maintained on a quarterly basis in each subaccount. All values in a selected subaccount will be available for rebalancing.

You may instruct us at any time to terminate this program by written request to us at the address listed in “Contract Overview - Questions: Contacting the Company.” Any value in a subaccount that has not been reallocated will remain in that subaccount regardless of the percentage allocation, unless you instruct us otherwise. If you wish to continue the reallocations after they have been terminated, you must complete an application and have at least $10,000 of account value.

We reserve the right to discontinue, modify or suspend the account rebalancing program and to charge a processing fee not to exceed $25 for each reallocation between the subaccounts or to or from the unloaned account value of Fixed Account A. The account value in Fixed Account C is not eligible for participation in this program.

Transfers from the Fixed Accounts. For information on transfers from the Fixed Accounts, see Appendix I, The Fixed Accounts.

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Purchase and Rights

Use of an Annuity Contract in your Plan. Under the federal tax laws,	Valuation Date: Any day that the
earnings on amounts held in annuity contracts are generally not taxed until	New York Stock Exchange is
they are withdrawn. However, in the case of a qualified retirement account	open for trading.
(such as 401, 403(b), Roth 403(b), 408, 408A, or 457 retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits
(such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Contract Rights
Under 403(b) plans, you generally hold all rights under the contract and may make all elections under the contract. However, pursuant to Treasury
Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of your employer and/or plan sponsor or its delegate. See “Tax Considerations –
Section 403(b) and Roth 403(b) Tax-Deferred Annuities.” For information regarding contracts issued to certain employers sponsoring 401 or 457 plans, see “Contract Overview – Who’s Who.”

How to Purchase
The contract holder may purchase a contract from us by completing an application and making an initial purchase payment. Upon our approval we will issue a contract and set up an account for the contract holder under the contract.

For nonqualified contracts, the following purchase payment methods are allowed:

  One lump sum;

  Periodic payments; or

  Transfer under Tax Code section 1035.

For qualified contracts, the following purchase payment methods are allowed:

  One lump sum;

  Periodic payments; or

  Rollover or exchanges, as permitted by the Tax Code. Currently the contracts do not allow rollovers from a 401(a), 401(k), 403(b) or Roth 403(b) plan, or from an IRA into contracts used with 457 plans.

Contributions to a Roth 403(b) contract must be made by salary reduction (to the extent allowed by the contract), paid to us on your behalf, as permitted by the Tax Code.

The minimum amount we will accept as a lump-sum purchase payment is $5,000 and periodic purchase payments may not be less than $200 annually. The minimum payment to Fixed Account C is $5,000. We reserve the right to reject any purchase payment to an existing account if the purchase payment, together with the account value at the next valuation date, exceeds $1,000,000. Any purchase payment not accepted by the Company will be refunded.

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Any reduction of the minimum initial or subsequent purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

We may also refuse to accept certain forms of premium payments (traveler's checks, for example) or restrict the amount of certain forms of premium payments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, we will notify you of the reasons and the application and any purchase payments will be returned to you.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. However, for contracts issued in states that require a refund of all purchase payments made, we will credit the initial purchase payment to the Fidelity VIP Money Market subaccount during the right to cancel period, plus five calendar days. See “Right to Cancel.” Allocations must be in whole percentages and there are limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the “Investment Options” section.

Factors to Consider in the Purchase Decision. The decision to purchase or participate in a contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.

Long-Term Investment - These contracts are long-term investments, and are typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan, or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in a contract. You should not participate in a contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.

Investment Risk - The value of investment options available under the contracts may fluctuate with the markets and interest rates. You should not participate in a contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.

Features and Fees - The fees for these contracts reflect costs associated with the features and benefits they provide. As you consider a contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4.

Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If a contract will be a replacement for another annuity contract you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule or early withdrawal charges or any other increased charges that might apply under these contracts. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

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Right to Cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our administrative service center or to your sales representative along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those purchase payments allocated among the subaccounts. In other words, where a refund of contributions is not required, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires, or if your contract is issued as an IRA or Roth IRA, we will refund all purchase payments made.

For contracts issued in states that require a refund of all purchase payments made, we will credit the initial purchase payment to the Fidelity VIP Money Market subaccount during the right to cancel period, plus five calendar days. If you cancel your contract within ten days of receipt, we will refund all purchase payments made or the account value, whichever is greater. If you choose to keep the contract, the purchase payments will be then allocated among the investment options you selected.

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	Fees

Types of Fees	The following repeats and adds to information provided in the “Fee Table”
	section. Please review both sections for information on fees.
The following types of fees or
deductions may affect your	TRANSACTION FEES
account:

TRANSACTION FEES	Early Withdrawal Charge
> Early Withdrawal Charge	Withdrawals of all or a portion of your account value may be subject to a
> Annual Maintenance Fee	charge.
> Transfer Charge
> Redemption Fees	Amount. A percentage of the purchase payments that you withdraw. The
	percentage will be determined by the early withdrawal charge schedule that
FEES DEDUCTED FROM	applies to your account.
INVESTMENTS IN THE
SEPARATE ACCOUNT		Early
> Mortality and Expense Risk	Account Year of Withdrawal	Withdrawal Charge (as
Charges	Minus Account Year of	Percentage of Purchase
> Administrative Expense	Purchase Payment	Payments)[1]
Charge	Less than 1	7.0%
> Optional One-Year Step Up	1 or more but less than 2	7.0%
Death Benefit Rider Charge	2 or more but less than 3	6.0%
FUND FEES AND EXPENSES	3 or more but less than 4	5.0%
	4 or more but less than 5	4.0%
PREMIUM AND OTHER	5 or more but less than 6	2.0%
TAXES	6 or more	0.0%

Account Year/Account	[1] For qualified contracts, the early withdrawal charge will be 0.0% after the twelfth
Anniversary: A period of 12	account year. For contracts issued in Utah after May 6, 2003, the withdrawal charge
months measured from the date	will be 0.0% after the tenth account year.
we established your account and
each anniversary of this date.
Account anniversaries are
measured from this date.	Early Withdrawal Charge Applicable to Texas K-12 TSA Contracts

		Early
	Account Year of Withdrawal	Withdrawal Charge (as
	Minus Account Year	Percentage of Purchase
	of Purchase Payment	Payments)[2]
	Less than 1	8.0%
	1 or more but less than 2	7.0%
	2 or more but less than 3	6.0%
	3 or more but less than 4	5.0%
	4 or more but less than 5	4.0%
	5 or more but less than 6	2.0%
	6 or more	0.0%

	[2] Ten years from the original issue date the withdrawal charge will be 0.0%
	regardless of the table above.

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Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, and the administrative charge, to make up the difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

For example, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 5.0% of the portion of that purchase payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first purchase payment that you did not withdraw and/or your subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is the greater of:

  Earnings; or

  10% of purchase payments subject to the early withdrawal charge, as of the last account anniversary.

You may take four free withdrawals each account year. If the first withdrawal in an account year exceeds the free withdrawal amount, the excess is subject to an early withdrawal charge. If the first withdrawal in an account year equals the free withdrawal amount, any other withdrawals made during that account year may be subject to an early withdrawal charge.

If the first withdrawal in an account year is less than the free withdrawal amount, any unused percentage of the free withdrawal amount may be applied against three additional withdrawals during the account year.

The unused percentage of the free withdrawal amount is computed by us on the date of any withdrawal request made during an account year based on:

[Greater of A or B] - C

Where:

A = Earnings;

B = 10% of purchase payments subject to early withdrawal charges as of the beginning of the account year; and C = Any prior withdrawals made during the same account year period.

Early Withdrawal Charge Waivers Under All Contracts. These waivers apply to all contracts, unless otherwise specified. Please also read the following subsection regarding additional waivers available under certain contracts.

This charge is waived for portions of a withdrawal that are:

  Used to provide income phase payments to you;

  Paid due to the owner or annuitant’s death during the accumulation phase or, in the case of a nonqualified contract, the annuitant’s death during the accumulation phase;

  For qualified contracts issued in connection with 403(b) plans only, withdrawn after the fifth account year, where the annuitant has separated from service after attaining age 55; or

  Paid upon termination of your account by us. See “Other Topics - Involuntary Terminations.”

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Early Withdrawal Charge Waivers Under Certain Contracts. These waivers only apply to certain contracts. You should refer to your contract to determine which waivers apply to you.

The charge is waived for portions of a withdrawal from a 403(b) contract that are:

  Applied to a contract offered by another approved provider under your plan;

  Withdrawn due to separation from service from your employer; or

  Withdrawn due to a hardship as defined by the Tax Code.

Partial Withdrawal Processing Fee. We do not currently charge a partial withdrawal processing fee, but we reserve the right to charge a fee not to exceed the lesser of 2.0% of the amount withdrawn or $25.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal.

Purpose. This fee reimburses us for our administrative expenses related to the contracts, the separate account and the subaccounts.

Waiver. We reserve the right to waive the annual maintenance fee under certain circumstances. For example we may waive the charge if the account value exceeds $25,000 on the date this fee is to be deducted. We may also waive this charge where the annual purchase payments, less any withdrawals, equal or exceed $5,000. However, we reserve the right to reinstate the fee on contracts qualifying for the waiver.

Transfer Charge

Amount. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers, including transfers made under the dollar cost averaging program.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charges

Maximum Amount. The amount of these charges, on an annual basis, is equal to 1.25% of the daily value of amounts invested in the subaccounts.

When/How. We deduct these charges daily from the subaccounts corresponding to the funds you select. We do not deduct these charges from the fixed interest options.

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Purpose. These charges compensate us for the mortality and expense risks we assume under the contract.

  The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and the funding of the guaranteed death benefit and other payments we make to owners or beneficiaries of the accounts.

  The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for these charges is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from these charges.

Administrative Expense Charge

Maximum Amount. The amount of this charge, on an annual basis, is equal to 0.15% of the daily value of amounts invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and the subaccounts. There is not necessarily a relationship between the amount of the charge imposed on any given contract and the amount of expenses that may be attributable to that contract.

Optional One-Year Step Up Death Benefit Rider Charge

If you have purchased the optional one-year step up death benefit rider, we will charge a fee equal to an annual rate of 0.15% of the average daily value of amounts invested in the subaccounts. This fee will be charged monthly. See “Death Benefit - Optional One-Year Step Up Death Benefit Rider.” This rider is not available for contracts issued in the State of Texas.

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the mortality and expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

  The size and type of group to whom the contract is offered;

  The type and frequency of administrative and sales services provided;

  The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or

  Any other circumstances which reduce distribution or administrative expenses.

The exact amount of contract charges applicable to a particular contract will be stated in that contract. For contracts issued as funding vehicles for Tax Code section 403(b) plans, early withdrawal charges may be waived under certain circumstances. We currently provide a reduced early withdrawal charge for purchasers of contracts issued as tax deferred annuities for Tax Code section 403(b) plans to employees of certain school districts which, in our judgment, have provided cost reduction benefits to us in the distribution of its contracts.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

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FUND FEES AND EXPENSES

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

The types of revenue received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets;

  Service fees that are deducted from fund assets;

  For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and

  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The Company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These intercompany payments provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

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The types of revenue received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contracts.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2009, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1)	Fidelity Investments®	5)	Franklin® Templeton® Investments
2)	American FundsSM	6)	Neuberger Berman Management, Inc.
3)	PIMCO Funds	7)	Pioneer Investments
4)	Columbia Wanger Asset Management

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2009, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunities to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities, because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0.0% to 4.0%, depending upon the jurisdiction.

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When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes from purchase payments as they are received, or from the account value immediately before you commence income phase payments, as permitted or required by applicable law.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Tax Considerations.”

Your Account Value

During the accumulation phase your account value at any given time equals:

  The current dollar value of amounts invested in the subaccounts; plus

  The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Separate Account N subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charges and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day that the New York Stock Exchange (NYSE) is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus

  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

  The total value of the subaccount’s units at the preceding valuation; minus

  A daily deduction for the mortality and expense risk charges, the administrative expense charge, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE are $10 for Subaccounts A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

$5,000 Purchase Payment

	Step 1 ||		Step 1: You make an initial purchase payment of $5,000.
ReliaStar Life Insurance Company

	Step 2 ||		Step 2:
A. You direct us to invest $3,000 in Fund A. The purchase
Separate Account N			payment purchases 300 accumulation units of Subaccount
A ($3,000 divided by the current $10 AUV).
B. You direct us to invest $2,000 in Fund B. The purchase
Subaccount A	Subaccount B	Etc.	payment purchases 100 accumulation units of Subaccount
300 accumulation	100 accumulation		B ($2,000 divided by the current $20 AUV).
units	units

|| Step 3 ||
Step 3: The separate account purchases shares of the
Mutual Fund	Mutual Fund		applicable funds at the then current market value (net asset
A	B		value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

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Withdrawals

Taxes, Fees and Deductions	Subject to any applicable retirement plan or Tax Code restrictions (see
“Withdrawal Restrictions” below), you may withdraw all or a portion of your
Amounts withdrawn may be	withdrawal value at any time during the accumulation phase. No withdrawals
subject to one or more of the	are permitted from Fixed Account C. Contracts issued in connection with
following:	qualified retirement plans (other than IRAs and Roth IRAs) generally require
> Early Withdrawal Charge (see	that the plan sponsor or its delegate certify that you are eligible for the
“Fees – Early Withdrawal	distribution.
Charge”)	Steps for Making A Withdrawal
> Annual Maintenance Fee (see
“Fees – Annual Maintenance	> Select the withdrawal amount.
Fee)	(1) Full Withdrawals: You will receive your withdrawal value, reduced by
> Partial Withdrawal Processing	any applicable tax, redemption fees, and maintenance fees.
Fee (see “Fees – Early	(2) Partial Withdrawals: You may request withdrawal of either:
Withdrawal Charge – Partial	• A gross amount, in which case the applicable early withdrawal
Withdrawal Processing Fee”)	charge, redemption fees, and taxes will be deducted from the gross
> Redemption Fees (see “Fees –	amounts requested; or
Redemption Fees”)	• A specific amount after deduction of the applicable early withdrawal
> Tax Penalty (see “Tax	charge, redemption fees, and taxes.
Considerations”)	Requests for partial withdrawals are subject to the following
> Tax Withholding (see “Tax
Considerations”)	conditions:
• The minimum amount of any partial withdrawal must be $1,000;
To determine which may apply to	• The account value may not fall below the greater of $1,000 or any
you, refer to the appropriate	outstanding loan balance divided by 85%;
sections of this prospectus, contact	• We may charge a processing fee of $25 or, if less, 2.0% of the
your sales representative or call us	amount partially surrendered;
at the number listed in “Contract	• Unless otherwise agreed to by us, we will withdraw dollars in the
Overview - Questions: Contacting	same proportion as the values you hold in the investment options in
the Company.”	which you have an account value; and
Withdrawal Value: Your account	• You must properly complete a disbursement form and deliver it to
value less any outstanding loan	our Administrative Service Center.
balance and early withdrawal	Withdrawal Restrictions. Some plans may have other limits on withdrawals,
charge.	other than or in addition to those listed below.
> Section 403(b)(11) of the Tax Code generally prohibits withdrawals under
403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship of the following:
(1) Salary reduction contributions made after December 31, 1988; and
(2) Earnings on those contributions and earnings on amounts held before
1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations.
> Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See
“Taxation of Qualified Contracts – Distributions.”
> Participants in the Texas Optional Retirement Program. You may not
receive any distribution before retirement, except upon becoming disabled as defined in the Tax Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an income phase payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General’s interpretation of Texas law.
> 401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age
59½, severance from employment, or financial hardship. Income attributable to salary reduction contributions and credited on or after
January 1, 1989 may not be distributed in the case of hardship.

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Calculation of Your Withdrawal. We determine your account value every normal business day that the NYSE is open, after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation date after we receive a request for withdrawal in good order at our Administrative Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order. No interest will accrue on amounts represented by uncashed withdrawal checks.

Loans

Loans Available from Certain Qualified Contracts. If allowed by the contracts and the qualified plan for which the contract is issued, a loan may be available from the account value prior to your election of an income phase payment option or the annuitant’s attainment of age 70½. Loans are only allowed from amounts allocated to subaccounts and certain fixed accounts. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices, or those of a third party administrator selected by our plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if you have an outstanding loan in default. Loans are not available from nonqualified contracts, IRAs, 457, or Roth 403(b) contracts.

A loan may be requested by properly completing the loan request form and submitting it to our Administrative Service Center. Read the terms of the loan agreement before submitting any request. Processing of loan repayments (including pricing of such repayments) may be delayed for administrative reasons, including but not limited to submission of repayment without a proper loan coupon, or where the amount of a repayment differs from the amount printed on the loan coupon. We may also refuse to accept certain forms of loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your loan repayment. Please contact us at the number or address listed in the “Contract Overview-Questions: Contacting the Company” section for further information.

Charges. Loans are subject to any applicable early withdrawal charge. We reserve the right to charge a processing fee not to exceed $25. Interest will be charged on loaned amounts. The difference between the rate applied and the rate credited on loans under your contract is currently 2.5% per annum (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

Systematic Withdrawals

A systematic withdrawal is a series of automatic partial withdrawals from your	Features of a Systematic
account based on a payment method you select. You may elect to withdraw a	Withdrawal
specified dollar amount or a percentage of the account value on a monthly,
quarterly, semiannual or annual basis. The amount of each systematic	A systematic withdrawal allows
withdrawal must be at least $300.	you to receive regular payments
from your contract without
Systematic Withdrawal Availability. We reserve the right to modify or	moving into the income phase. By
discontinue offering systematic withdrawals. However, any such modification	remaining in the accumulation
or discontinuation will not affect any systematic withdrawals already in effect.	phase, you retain certain rights and
investment flexibility not available
We may add additional systematic withdrawal options from time to time.	during the income phase. Because
Requesting a Systematic Withdrawal. To request systematic withdrawals	the account remains in the
and to assess terms and conditions that may apply, contact your sales	accumulation phase, all
accumulation phase charges
representative at the number listed in “Contract Overview - Questions:	continue to apply.
Contacting the Company.”

Terminating Systematic Withdrawals. You may discontinue systematic withdrawals at any time by submitting a written request to our Administrative Service Center.

Charges. Systematic withdrawals are subject to early withdrawal charges. Although we currently do not impose a processing fee, we reserve the right to charge a processing fee not to exceed the lesser of 2.0% of each systematic withdrawal payment or $25.

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Taxation. Systematic withdrawals and revocations of elections may have tax consequences. Amounts withdrawn may be included in your gross income in the year in which the withdrawal occurs, and withdrawals prior to your reaching age 59½ may also be subject to a 10% federal tax penalty. See “Tax Considerations.”

Death Benefit

This section provides information	During the Accumulation Phase
about the death benefit during the
accumulation phase. For death	When is a Death Benefit Payable? During the accumulation phase a death
benefit information applicable to	benefit is payable when the contract holder or in certain circumstances,
the income phase, see “The	annuitant dies.
Income Phase.”	Who Receives Death Benefit Proceeds? If you would like certain individuals
Terms to Understand	or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries and/or contingent beneficiaries. Unless you
Account Year/Account	have instructed us otherwise, if more than one beneficiary has been named, the
Anniversary: A period of 12	payment will be paid in equal shares. If you die and no beneficiary or
months measured from the date	contingent beneficiary exists, or if the beneficiary or contingent beneficiary is
we established your account and	not living on the date payment is due, the death benefit will be paid in a lump
each anniversary of this date.	sum to your estate.
Account anniversaries are
measured from this date.	Designating Your Beneficiary. You may designate a beneficiary on your application and may change the designated beneficiary at any time before
Annuitant(s): The person(s) on	income phase payments begin by sending us a written request. Upon our
whose life(lives) or life	receipt of your written request in good order (see “Contract Overview -
expectancy(ies) the income phase	Questions: Contacting the Company”), we will process the change effective
payments are based.	the date it was signed. Any change in beneficiary will not affect any payments
Beneficiary(ies): The person(s) or	made or affect any actions taken by us before the request was received. We are
entity(ies) entitled to receive death	not responsible for the validity of any beneficiary change.
benefit proceeds under the	Death Benefit Amount
contract.
If you (for contracts owned by a natural person), or the annuitant (for contracts
Claim Date: The date proof of	owned by a non-natural person in connection with a 457 plan) die prior to the
death and the beneficiary’s right to	income phase, the person you have chosen to be your beneficiary will receive a
receive the death benefit are	death benefit. The death benefit will be the greatest of three amounts: (1) the
received in good order at our	account value on the claim date less any outstanding loan balance; (2) the sum
Administrative Service Center.	of all purchase payments, adjusted for any amounts deducted from your
Please contact our Administrative	account (including withdrawals, payments made under an income phase
Service Center to learn what
information is required for a	payment plan, loans and fees and expenses); or (3) the account value on the
request for payment of the death	sixth account anniversary immediately preceding your death (i.e., the account
benefit to be in good order.	value on the latest of the 6th , 12th , 18th , etc. account anniversary), adjusted for purchase payments made and for amounts deducted (including withdrawals,
Generally, a request is considered	payments made under an income phase payment plan, loans and fees and
to be in “good order” when it is	expenses) since that anniversary. If you or the annuitant, as described above,
signed, dated and made with such	die after age 80, your beneficiary will receive the greater of (1) or (2) above.
clarity and completeness that we
are not required to exercise any	If your contract is a nonqualified contract owned by a non-natural person and
discretion in carrying it out.	the annuitant dies, the beneficiary will receive the account value only. In that situation, neither the death benefit in (2) or (3) above will be available, nor can
Contingent Beneficiary: The	the optional one-year step-up death benefit be purchased.
person(s) or entity(ies) designated
to receive death benefit proceeds	For contracts owned by a natural person, if the annuitant dies and is not the
under the contract if no	same as the contract owner, the contract owner will automatically be named as
beneficiary is alive when the death	the new annuitant and no death benefit will be payable.
benefit is due.
Optional One-Year Step Up Death Benefit Rider
For an additional charge, you can purchase a rider that enables you to change the sixth account anniversary immediately preceding your death, in option (3)
above, to the account anniversary immediately preceding your death. The charge for this rider is equal to an annual rate of 0.15% of the average daily value of amounts invested in the subaccounts, charged on a monthly basis.

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Payment of the Death Benefit Before Income Phase Payments Begin

The beneficiary may choose one of the following three methods of payment:

(1)	Receive a lump-sum payment equal to all or a portion of the account value; or
(2)

Apply some or all of the account value to any of the income phase payment options (in no event may payments to a beneficiary extend beyond the beneficiary’s life expectancy or any period certain greater than the beneficiary’s life expectancy); or

(3)	Any other distribution method acceptable to us.

Until a death benefit request is in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

The timing and manner of payment are subject to the Tax Code’s distribution rules. See “Taxation of Qualified Contracts - Required Distributions Upon Death.” In general, the death benefit must be applied to either an income phase payment option within one year of the contract holder’s or annuitant’s death or the entire account value must be distributed within five years of the contract holder’s or annuitant’s date of death. An exception to this provision applies if the designated beneficiary is the surviving spouse, in which case the beneficiary may continue the contract as the successor contract holder and generally may exercise all rights under the contract.

Requests for payment of the death benefit in a lump sum will be paid within seven calendar days following the next valuation after we receive proof of death and a request for payment. Requests for continuing income phase payments or another form of distribution method must be in writing and received by us within the time period allowed by the Tax Code or the death benefit will be paid in a lump sum and the contract will be canceled.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract, and the Company seeks to earn a profit on these accounts.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the timeframe required by the Tax Code. See “Tax Considerations.”

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The Income Phase

We may have used the following	During the income phase you stop contributing dollars to your account and start
term in prior prospectuses:	receiving payments from your accumulated account value.

Annuity Provisions-Income	Initiating Payments. To start receiving income phase payments, you must
Phase	notify us in writing of all of the following:
Annuity Payout Selection-
Income Phase Payment Option	> Payment start date;
Annuity Payout-Income Phase	> Income phase payment option (see the income phase payment options
Payment	table in this section); and
> Choice of fixed, variable or a combination of both fixed and variable payments.

Your account will continue in the accumulation phase until you properly initiate income phase payments. If you have not selected an income phase payment option before the payment start date, we will apply the fixed account values to provide fixed annuity payments and the subaccount values to provide variable annuity payments, both in the form of a Life Income with Payments
Guaranteed for 10 years (120 months) to be automatically effective. You may change the income phase payment option by notifying us in writing before the payment start date. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts. Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected and whether you select fixed, variable or a combination of both fixed and variable payments.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. The subaccounts available during the income phase may be limited, and may not include all subaccounts available during the accumulation phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For more information about how variable income phase payments are determined, call us for a copy of the Statement of Additional Information. See “Contract Overview - Questions: Contacting the Company.”

Transfers. After income phase payments begin, you may transfer between subaccounts once per year.

Assumed Net Investment Rate. If you elect variable payments, the assumed net investment rate is 3.0%. If the investment performance of the subaccounts you selected exceeds 3.0%, your income phase payments will increase. Conversely, if the investment performance of the subaccounts you selected is less than 3.0%, your income phase payments will decrease.

Minimum Payment Amounts. The income phase payment option you select must result in monthly payments of at least $100. We reserve the right to change the frequency of income phase payments to intervals that will result in payments of at least $100.

If the account value less any outstanding loan balance at the payment start date is less than $5,000, you will receive one lump-sum payment and the contract will be cancelled.

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Restrictions on Start Dates and the Duration of Payments. Unless otherwise agreed to by us, the start date must be the first business day of any calendar month. The earliest start date is the first business day of the first month after issue. If the start date you selected does not occur on a valuation date at least 60 days after issue, we reserve the right to adjust the start date to the first valuation date after the start date you selected that is at least 60 days after issue. If you do not select a start date, the start date will be the annuitant’s 85th birthday. The latest start date is the annuitant’s 99th birthday. If income phase payments start when the annuitant is at an advanced age, such as over 95, it is possible that the contract will not be considered an annuity for federal tax purposes. You may change the start date by notifying us in writing at least 30 days before the start date currently in effect and the new start date. The new start date must satisfy the requirements for a start date.

For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;
(b)	The joint lives of the annuitant and beneficiary;
(c)	A guaranteed period greater than the annuitant’s life expectancy; or
(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

See “Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.15% annually from amounts held in the subaccounts. We are currently deducting this charge.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment options table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days following the next valuation date after we receive proof of death acceptable to us and the request for the payment in good order at our Administrative Service Center. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation date after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options available under the contract, and the Company seeks to earn a profit on these accounts.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Amounts applied to income phase payments are treated as a withdrawal from the contract, and we reserve the right to deduct any premium taxes not already paid under the contract. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Tax Considerations” for additional information.

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Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer other income phase payment options under the contract from time to time.

Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date. Death Benefit-None: All payments end upon the annuitant’s death.

Life Income with Payments Guaranteed for 10 Years*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for 10 years (120 months).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Life Income-Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date. Death Benefit-None: All payments end upon the death of both annuitants.

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Contract Distribution General

Effective January 1, 2004, our affiliate, ING Financial Advisers, LLC, began serving as the principal underwriter for the contract. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation (“SIPC”). ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc. (“WSSI”), a Minnesota corporation and an affiliate of the Company.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers that have entered into selling arrangements with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contract as “distributors.” All registered representatives selling the contract must be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Directed Services LLC ING America Equities, Inc. ING Financial Advisers, LLC ING Financial Markets LLC ING Financial Partners, Inc.

ING Funds Distributor, LLC ING Investment Advisors, LLC ING Investment Management Services LLC ShareBuilder Securities Corporation Systematized Benefits Administrators, Inc.

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Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment ranges from 0.0% to a maximum of 6.75% of the payments to an account. Asset-based compensation of up to 1.0% may also be paid.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 6.75% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum 6.75% commission rate noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

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  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2009, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	ING Financial Partners, Inc.	14) SagePoint Financial, Inc.
2)	Lincoln Investment Planning, Inc.	15) Woodbury Financial Services, Inc.
3)	PlanMember Securities Corporation	16) Signator Investors, Inc.
4)	LPL Financial Corporation	17) Princor Financial Services Corporation
5)	Great American Advisors, Inc.	18) AXA Advisors, LLC
6)	GLP Investment Services, LLC	19) Transamerica Financial Advisors, Inc.
7)	Veritrust® Financial, L.L.C.	20) GWN Securities, Inc.
8)	Securities America, Inc.	21) Financial Network Investment Corporation
9)	Royal Alliance Associates, Inc.	22) T. S. Phillips Investments, Inc.
10) Legend Equities Corporation		23) Mutual Service Corporation
11) National Planning Corporation		24) Commonwealth Financial Network®
12) Raymond James and Associates, Inc.		25) Ameritas Investment Corp.
13) Wells Fargo Advisors, LLC

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be seventh on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements

  The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.

  The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.

  At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

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Tax Considerations I. Introduction

The contracts described in this prospectus are designed to be treated as annuities for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contracts. The U.S. federal income tax treatment of the contracts is complex and sometimes uncertain. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) may influence the federal taxation of amounts held or paid out under the contracts;

  Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contracts described in this prospectus;

  This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

  No assurance can be given that the Internal Revenue Service (“IRS”) would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. For advice about the effect of federal income tax laws affecting the contracts, state tax laws or any other tax laws affecting the contracts or any transactions involving the contracts, consult a qualified tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements.

In this Section

I.	Introduction
II.	Taxation of Nonqualified

Contracts

III. Taxation of Qualified Contracts

IV. Tax Consequences of Enhanced Death Benefits

V.	Possible Changes in Taxation
VI.	Taxation of the Company

When consulting a qualified tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

Types of Contracts: Nonqualified or Qualified

The contracts may be purchased on a non-tax-qualified basis (“nonqualified contracts”) or purchased on a tax-qualified basis (“qualified contracts”). Nonqualified contracts are purchased with after-tax premium payments to save money for retirement in exchange for the right to receive annuity payments for either a specified period of time or over the lifetime of an individual.

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Tax Code sections 403(b), 408, 408A, or 457(b). We may also, at our discretion, issue nonqualified contracts for use with retirement arrangements under Tax Code section 401.

II. Taxation of Nonqualified Contracts

Premiums.

You may not deduct the amount of your premium payments to a nonqualified annuity contract.

Taxation of Gains Prior to Distribution

Tax Code section 72 governs the general federal income taxation of annuity contracts. We believe that if the contract owner is a natural person (in other words, an individual), the contract owner will generally not be taxed on increases in the value of his or her nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. An agreement to assign or pledge any portion of the contract’s account value generally will be treated as a distribution. In order to be eligible to defer federal income taxation on increases in the account value, each of the following requirements must be satisfied.

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     Investor Control. Although earnings under nonqualified annuity contracts generally are not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over such assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.

Future guidance regarding the extent to which contract owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts, such as the contract described in this prospectus. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the owner of a pro rata share of the assets of the separate account for federal income tax purposes.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements.

Different distribution requirements apply if your death occurs:

  After you begin receiving income phase payments under the contract; or

  Before you begin receiving such income phase payments.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed by August 31, 2015. However, if distributions begin within one year of your death, then payments may be made over one of the following two timeframes:

  Over the life of the designated beneficiary; or

  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract owner.

There are currently no regulations interpreting these Tax Code requirements. When such requirements are clarified by regulation or otherwise, the Company intends to review such distribution provisions and modify them in necessary to assure that they comply with the applicable requirements.

     Non-Natural Holders of a Nonqualified Contract. If the contract owner of a nonqualified contract is not a natural person, the contract generally is not treated as an annuity for federal income tax purposes and any such income on such contract during the applicable taxable year is taxable as ordinary income. Income on the contract during the applicable taxable year is equal to any increase in the account value over the “investment in the contract” (generally, the premiums or other contributions you paid for such contract less any nontaxable withdrawals) during such taxable year. There are certain exceptions to this rule and a non-natural person considering an investment in the contract should consult with a qualified tax adviser prior to purchasing the contract. If the contract owner is not a natural person and the primary annuitant dies, the same rules apply on a death of the primary annuitant as outlined above for the death of a contract owner. When the contract owner is a non-natural person, a change in annuitant is treated as the death of the contract owner.

     Delayed Income Phase Start Date. If the contract’s income phase start date occurs (or is scheduled to occur) at a time when the annuitant has reached, or will have reached, an advanced age (for example, age 95), it is possible that such contract could be treated as an annuity for federal income tax purposes. In that event, the income and gains under such contract could be currently includible in your taxable income.

     Diversification. Tax Code Section 817(h) requires that the investments of the funds available through a separate account that supports a variable annuity contract be “adequately diversified” in order for the nonqualified contract to qualify as an annuity contract under federal tax law. The separate account, through its funds, intends to

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comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817-5, and any ruling made thereunder, which affect how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings. We reserve the right to modify your contract as necessary in order to do so.

Taxation of Distributions

     General. When a withdrawal from a nonqualified annuity contract occurs, the amount received will be treated as ordinary income subject to federal income tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any early withdrawal charge) immediately before the distribution over the contract owner’s investment in the contract at such time. Investment in the contract is generally equal to the amount of all premium payments made to the contract, plus amounts previously included in your taxable income as the result of certain pledges, assignments or gifts, less the aggregate amount of non-taxable distributions previously made under such contract.

In the case of a full withdrawal from a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in such contract (for example, the cost basis).

     10% Penalty. A 10% federal tax penalty applies to the taxable portion of a distribution from a nonqualified deferred annuity contract unless certain exceptions apply, including one or more of the following:>You have attained age 59½;>You have become disabled as defined in the Tax Code;>You (or the annuitant if the contract owner is a non-natural person) have died;>The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or>The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A qualified tax adviser should be consulted with regard to exceptions from the penalty tax.

     Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such an instance the “investment in the contract” in the old contract will carry over to the new contract. You should consult with a qualified tax adviser regarding procedures for making 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, any distributions from the contract, other than income phase payments will be treated, for tax purposes as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;

  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

  Then, from any remaining “income on the contract”; and

  Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments (annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the tax-free treatment of the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty tax. A taxable exchange may be avoided if requirements identified as a qualifying event (such as death, disability or attainment of age 59½) are satisfied. We are not responsible for the manner in which any other insurance companies administer, recognize or report, for federal income tax-reporting purposes, Section 1035 exchanges and partial exchanges and what the ultimate tax treatment may be with the IRS. We strongly advise you to discuss with a qualified tax adviser any proposed 1035 exchange or subsequent distribution within 12 months prior to proceeding with the transaction.

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     Taxation of Income Phase Payments. Although the federal tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed as ordinary income, while the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the annuity contract ratably on a tax-free basis over the expected stream of income phase payments, when income phase payments begin. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income. The federal tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations involving the contract as withdrawals rather than as income phase payments. Please consult a qualified tax adviser before electing a partial annuitization with respect to the contract.

     Death Benefits. Amounts may be distributed from an annuity contract, such as the contract described in this prospectus, because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, such amounts are taxed in the same manner as a full withdrawal of the contract; or (ii) if distributed under a payment option, such amounts are taxed in the same way as income phase payments. As discussed above, the Tax Code contains special rules that specify how the contract owner’s interest in a nonqualified contract will be distributed and taxed in the event of the contract owner’s death.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal income tax purposes as a distribution from the contract.

     Assignment and Other Transfers. A transfer, pledge, or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than a contract owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity: (i) that is purchased with a single premium;, (ii) with income phase payments starting within one year of the date of purchase, and (iii) that provides a series of substantially equal periodic payments made at least annually. This contract is not designed as an immediate annuity. If the contract were treated as an immediate annuity, it could affect the federal income treatment of the contract with respect to: (i) the application of certain exceptions from the 10% early withdrawal penalty tax, (ii) ownership, if the contract owner is not a natural person; and (iii) certain exchanges.

Multiple Contracts. Federal income tax laws require that all deferred nonqualified annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the intended recipient of the distribution notifies us at or before the time of such distribution that the recipient elects not to have any amounts withheld. Withholding is mandatory, however, if the intended recipient of such distribution fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic income phase payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, the contract holder may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact your sales representative or call us at the number listed in “Contract Overview – Questions: Contacting the Company.”

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If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s or the designated beneficiary’s citizenship, country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

III. Taxation of Qualified Contracts

General

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. Qualified annuity contracts are designed for use with Tax Code section 403(b) and Roth 403(b) plans, Tax Code section 457(b) plans and as IRAs under Tax Code section 408 and Roth IRAs under Tax Code section 408A (“qualified contracts”). They may also be issued as nonqualified contracts for use with Tax Code section 401(a) or 401(k) plans. (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase payments, from a qualified contract, depends on the type of qualified contract program, and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: (i) contributions in excess of specified limits; (ii) distributions before age 59½ (subject to certain exceptions); (iii) distributions that do not conform to specified commencement and minimum distribution rules; and (iv) other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans. Contract owners, participants, annuitants and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

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Section 403(b) and Roth 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b) tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

The contracts may also be available as a Roth 403(b), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In July 2007, the Treasury Department issued final regulations that were generally effective January 1, 2009. The final regulations include: (i) a written plan requirement; (ii) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (iii) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007, and requiring information sharing between the 403(b) plan sponsor and/or its delegate and the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the 403(b) plan sponsor can elect not to permit exchanges or transfers); and (iv) new distribution rules for 403(b)(1) annuities that would impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

Section 401(a) and 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek qualified legal advice.

Section 457(b) Plans. Section 457(b) of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (“governmental employers”), as well as non-governmental, tax-exempt organizations (“non-governmental employers”). Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible and the time when distributions can begin. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a one-year period. Sales of the contract for use with IRAs may be subject to special requirements imposed by the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements. You should consult with a qualified tax adviser in connection with purchasing the contract as an IRA.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not deductible, are subject to certain limitations and must be made in cash or as a rollover or transfer from an eligible retirement plan, another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you

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may not make another tax-free rollover from the Roth IRA from which the rollover was made within a one-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements. You should consult with a qualified tax adviser in connection with purchasing the contract as an Roth IRA.

Contributions.

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

     401(a), 401(k), 403(b), and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $49,000 (as indexed for 2010). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), 403(b), or Roth 403(b) plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 403(b) salary reduction contributions are made on an after-tax basis.

     457(b) Plans. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of $16,500 or 100% of your includible compensation. Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 457, 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans.

The $16,500 limit is subject to an annual adjustment for cost-of-living increases.

     Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), 403(b), Roth 403(b), or a 457(b) plan of governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

  $5,500; or

  The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with a qualified tax adviser.

Distributions – General.

Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

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     401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

  The distribution is a qualified health insurance premium of a required public safety officer as defined in the Pension Protection Act of 2006.

  payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;

  A required minimum distribution under Tax Code section 401(a)(9);

  A hardship withdrawal;

  Otherwise excludable from income; or

  Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;

  You have become disabled, as defined in the Tax Code;

  You have died and the distribution is to your beneficiary;

  You have separated from service with the sponsor at or after age 55;

  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;

  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

  The distribution is made due to an IRS levy upon your plan;

  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or

  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

     401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon your retirement, death, attainment of age 59½, disability, severance from employment, financial hardship, or, in some instances, termination of the plan. Such distributions remain subject to other applicable restrictions under the Tax Code.

     403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or regulations. See “Withdrawals – Withdrawal Restrictions.” Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009, and for any contracts for participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

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If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

     Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 403(b) contract only if you have:

  Attained age 59½;

  Experienced a severance from employment;

  Become disabled as defined in the Tax Code;

  Died;

  Experienced financial hardship as defined by the Tax Code; or

  Met other circumstances as allowed by federal law regulations or rulings.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

A partial or full withdrawal of contributions made by salary reduction to a Roth 403(b) contract and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 403(b) contract is one that meets the following requirements.

1.	The withdrawal occurs after the 5-year taxable period measured from the earlier of:
a)

the first taxable year you made a designated Roth 403(b) contribution to any designated Roth 403(b) contract established for you under the same applicable retirement plan as defined in Tax Code section 402A; or

b)

if a rollover contribution was made from a designated Roth 403(b) contract previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth 403(b) contribution to such previously established contract; and

2.	The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or
	become	disabled as defined in the Tax Code.

     457(b) Plans. All distributions from a 457(b) plan are taxed when paid or made available to you. Under a 457(b) plan, amounts may not be made available to you earlier than: (i) the calendar year you attain age 70½; (ii) when you experience a severance from employment with your employer; or (iii) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

     Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

  You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless an exception applies. In general, except for the exception for separation from service, the exceptions for 401(a), 401(k), and 403(b) plans listed above also apply to distributions from an IRA including the qualified reservist distribution. The 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is

a	distribution:
>	Made after the five taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
>	Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first time home purchase.

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If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, except for the exception for separation from service, the exceptions for 401(a), 401(k), and 403(b) plans listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

Lifetime Required Minimum Distributions (Section 401(a), 401(k), 403(b), Roth 403(b), 457(b) Plans and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

  Start date for distributions;

  The time period in which all amounts in your contract(s) must be distributed; and

  Distribution amounts.

     Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

  Under 401(a), 401(k), and governmental 457(b) plans, you are a 5% owner;

  The contract is an IRA, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

  Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

     Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or

  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

     Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Section 401(a), 401(k), 403(b), Roth 403(b), 457(b) Plans, IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

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If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

  Over the life of the designated beneficiary; or

  Over a period not extending beyond the life expectancy of the designated beneficiary.

     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or

  December 31 of the calendar year in which you would have attained age 70½.

     No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

     Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding.

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

     401(a), 401(k), 403(b), Roth 403(b) and 457(b) Plans of Governmental Employers. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

     457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

     IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

     401(a), 401(k), 403(b), Roth 403(b), and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;

  An alternate payee under a QDRO in accordance with Tax Code section 414(p); or

  The Company as collateral for a loan.

     IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in such contracts to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

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Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

IV. Tax Consequences of Enhanced Death Benefits

The contract offers a death benefit that may exceed the greater of premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit, which may result in. currently taxable income to contract holders and could affect the amount of required minimum distributions. Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

V. Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

VI. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Separate Account N is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

Other Topics

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

  standardized average annual total returns; and

  non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

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Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under the contract, you have a fully vested interest in the contract and may instruct the Company how to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract, including any changes required to maintain the contract as a designated Roth annuity contract under the Tax Code, regulations, IRS rulings and requirements. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Addition, Deletion or Substitution of Fund Shares

The Company, in its sole discretion, reserves the following rights:

  The Company may add to, delete from or substitute shares that may be purchased for or held in the separate account. The Company may establish additional subaccounts, each of which would invest in shares of a new portfolio of a fund or in shares of another investment company having a specified investment objective. Any new subaccounts may be made available to existing contract owners on a basis to be determined by the Company.

  The Company may, in its sole discretion, eliminate one or more subaccounts, or close subaccounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.

  If the shares of a fund are no longer available for investment or if in the Company’s judgment further investment in a fund should become inappropriate in view of the purposes of the separate account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

  The Company may restrict or eliminate any voting privileges of contract owners or other persons who have voting privileges as to the separate account.

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  The Company may make any changes required by the 1940 Act.

  In the event any of the foregoing changes or substitutions are made, the Company may endorse the contracts to reflect the change or substitution.

The Company’s reservation of rights is expressly subject to the following when required:

  Applicable Federal and state laws and regulations.

  Notice to contract owners.

  Approval of the SEC and/or state insurance authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

  On any valuation day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;

  When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

  During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfers, Assignments or Exchanges of a Contract

A transfer of ownership or assignment of a contract, the designation of an annuitant, payee or other beneficiary who is not also the contract owner, or the exchange of a contract may result in certain tax consequences to the contract owner that are not discussed herein. A contract owner contemplating any such transfer, assignment, or exchange of a contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Involuntary Terminations

We reserve the right to terminate a contract if:

  The entire account value is withdrawn on or before income phase payments begin; or

  The outstanding loan balance equals or exceeds the account value.

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Reports to Owners

At least once in each account year we will mail you, at the last known address of record, a statement of your account value. Written confirmation of every financial transaction made under the contract will be made immediately; however, written confirmation of periodic payments made through salary reduction arrangements will be made quarterly.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or one of our affiliates. Call us at the number listed in “Contract Overview - Questions: Contacting the Company” if you need additional copies of financial reports, prospectuses or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

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Contents of the Statement of Additional Information

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI:

General Information and History	2
Separate Account N	2
Offering and Purchase of Contracts	2
Income Phase Payments	3
Sales Material and Advertising	4
Experts	5
Financial Statements of Separate Account N	S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company	C-1

You may request an SAI by calling our Administrative Service Center at the number listed in “Contract Overview -Questions: Contacting the Company” or by returning this request to our Administrative Service Center at the address listed in “Contract Overview - Questions: Contacting the Company.”

Your name

Address

City

State

Zip

Please send me a copy of the Separate Account N ING Advantage CenturySM Statement of Additional Information.

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Appendix I The Fixed Accounts

General Disclosure

  Fixed Account A, Fixed Account B and Fixed Account C (collectively, the fixed accounts) are investment options available during the accumulation phase.

  Amounts allocated to the fixed accounts are held in the Company’s general account which supports insurance and annuity obligations.

  All or a portion of your purchase payments may be allocated to the fixed accounts.

  Interests in the fixed accounts have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

  The fixed accounts have not been registered as investment companies under the Investment Company Act of 1940.

  Disclosure in this prospectus regarding the fixed accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

  Disclosure in this appendix regarding the fixed accounts has not been reviewed by the SEC.

  Additional information about the fixed accounts may be found in the contracts.

Interest Rates

  The fixed accounts have an interest rate that is set periodically by the Company. The minimum guaranteed interest rate is set forth in the contract. We, the Company, may credit interest in excess of the guaranteed rate.
  Amounts applied to the fixed account are guaranteed to earn the interest rate in effect at the time money is applied for 12 months from the date a premium is deposited. Subsequent interest rates for that amount are credited with excess interest at the rates in effect for the then current 12 month period. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims paying ability.

  There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on a number of factors, including investment income earned on invested assets, taxes, persistency and other experience factors. Under this option we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

  The Company is not aware of any statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company’s exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various contract holders, contract owners and stockholders.

Transfers from the Fixed Accounts. Subject to the conditions applicable to transfers among subaccounts, transfers of unloaned amounts from Fixed Account A may be made to the subaccounts or to Fixed Account B any time during the accumulation phase. During the income phase transfers into or between the fixed accounts are not allowed.

Transfers of amounts in Fixed Account B to the subaccounts or to Fixed Account A are subject to the following conditions:

  Transfers may only be made within a 30-day period before and after an account anniversary and only one transfer may be made during such period (reallocation period).

  Your request for transfer must be received by us no more than 30 days before the start of a reallocation period and no later than 10 days before the end of a reallocation period.

  Transfer amounts may not exceed the greater of 25% of the Fixed Account B account value or $1,000 (if the balance in Fixed Account B after such transfer would be less than $1,000, the entire account value may be transferred).

  Transfer amounts may not be less than $250 (if the balance in Fixed Account B is less than $250, the entire account value must be transferred).

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Transfers of amounts in Fixed Account C to the subaccounts are subject to the following conditions:

  Transfers must begin within 30 days of deposit and must be in substantially equal payments over a 12-month period. Transfers will occur any time before the 29th day of each month (reallocation date). You may instruct us on which day you want the transfer to occur.

  If additional purchase payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and transfers will be recalculated based on the remaining 12-month period.

  You may change the subaccount(s) receiving Fixed Account C transfers by written request before the reallocation date. Only one transfer from Fixed Account C shall take place at any one time.

  If transfers from Fixed Account C are discontinued prior to the end of the 12-month period, the remaining balance of Fixed Account C will be reallocated as directed by you.

  Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted.

Transfers into Fixed Account C from any subaccount or from any other fixed option are not allowed.

After the start of the income phase, reserves supporting fixed income phase payments cannot be reallocated. We reserve the right to allow transfers from Fixed Account C in excess of the limits described above on a non-discriminatory basis.

Dollar Cost Averaging. Amounts you invest in the fixed accounts may be automatically transferred into the other investment options. Transfers from Fixed Account C to Fixed Account A and Fixed Account B are not permitted. Transfers from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Transfers from Fixed Account C may be made on a monthly basis. Interest earned on amounts invested in Fixed Account B may be automatically transferred into the other investment options. See “Transfers Amount Investment Options - The Dollar Cost Averaging Program.”

  Only automatic transfers of 100% of interest earned in Fixed Account B are allowed, and transfers to Fixed Account A or Fixed Account C are not allowed. We will only transfer interest that is earned after you have elected this option. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis.

  To elect transfers of this type, your account value must be at least $10,000 and the Fixed Account B account value must be at least $5,000. We reserve the right to discontinue transfers of this type when the Fixed Account B account value becomes less than $5,000.

Withdrawals. Under certain emergency conditions we may defer payment of any withdrawal for a period of up to six months or as provided by federal law. Withdrawals will be made on a last-in first-out basis (i.e., the most recent purchase payment and associated earnings on that purchase payment will be the first to be withdrawn from the contract value, followed by the next most recent purchase payment and associated earnings, and so on).

Loans. Loans are not allowed from Fixed Account C. See “Loans.”

Charges. We do not make deductions from amounts in the fixed accounts to cover mortality and expense risks. We consider these risks when determining the credited rate. We expect to derive a profit from the determination of the credited rate. If you make a full withdrawal, the amount available from the fixed accounts will be reduced by any applicable early withdrawal charge and annual maintenance fee. See “Fee Table” and “Fees.”

Guarantee. We guarantee that the fixed account value will not be less than the amount of purchase payments and transfers allocated to the fixed account, plus interest at the minimum guaranteed rate disclosed in the annuity contract, compounded annually, plus any additional interest which we may, in our discretion, credit to the fixed accounts, less the sum of all annual administrative charges or early withdrawal charges, any applicable premium taxes and any amounts withdrawn or reallocated from the fixed accounts.

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Appendix II Fund Descriptions List of Fund Name Changes

Current Fund Name ING Legg Mason ClearBridge Aggressive Growth Portfolio ING Lord Abbett Growth and Income Portfolio ING U.S. Stock Index Portfolio

Former Fund Name ING Legg Mason Partners Aggressive Growth Portfolio ING Lord Abbett Affiliated Portfolio ING Stock Index Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
American Funds Insurance Series®	Capital Research and	Seeks growth of capital by investing primarily
– Growth Fund	Management Company	in common stocks.

American Funds Insurance Series®	Capital Research and	Seeks capital growth and income over time by
– Growth-Income Fund	Management Company	investing primarily in U.S. common stocks or
other securities that demonstrate the potential
for capital appreciation and/or dividends.
American Funds Insurance Series®	Capital Research and	Seeks growth of capital over time by investing
– International Fund	Management Company	primarily in common stocks of companies
located outside the United States.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products - Fidelity® VIP	Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also considers the
Products - Fidelity® VIP Equity-	Research Company	potential for capital appreciation. Seeks to
Income Portfolio		achieve a yield which exceeds the composite
	Subadvisers:	yield on the securities comprising the Standard
	FMR Co., Inc.; Fidelity	& Poor’s 500SM Index.
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks investment results that correspond to the
Products - Fidelity® VIP Index	Research Company	total return of common stocks publicly traded
500 Portfolio		in the United States, as represented by the
	Subadvisers: FMR	Standard & Poor’s 500® Index.
Co., Inc; Geode Capital
Management, LLC
Fidelity® Variable Insurance	Fidelity Management &	Seeks as high a level of current income as is
Products - Fidelity® VIP	Research Company	consistent with the preservation of capital.
Investment Grade Bond Portfolio
Subadvisers: Fidelity
Investments Money
Management, Inc.;
Fidelity Research &
Analysis Company;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks as high a level of current income as is
Products - Fidelity® VIP Money	Research Company	consistent with preservation of capital and
Market Portfolio		liquidity.
Subadvisers: Fidelity
Investments Money
Management, Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.
Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return. The Fund
Insurance Products Trust -	Services, LLC	normally invests at least 80% of its net assets in
Franklin Small Cap Value		investments of small capitalization companies.
Securities Fund
ING Partners, Inc. - ING American	Directed Services LLC	Seeks long-term capital growth; income is a
Century Small-Mid Cap Value		secondary objective.
Portfolio	Subadviser: American
Century Investment
Management, Inc.
ING Investors Trust - ING Artio	Directed Services LLC	Seeks long-term growth of capital.
Foreign Portfolio
Subadviser: Artio
Global Management,
LLC
ING Partners, Inc. - ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO,
Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser:
BlackRock Investment
Management, LLC
ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Science and
Technology Opportunities	Subadviser:
Portfolio	BlackRock Advisors,
LLC
ING Investors Trust – ING Clarion	ING Investments, LLC	A non-diversified portfolio that seeks to
Global Real Estate Portfolio		provide investors with high total return,
	Subadviser: ING	consisting of capital appreciation and current
	Clarion Real Estate	income.
Securities, LLC
ING Partners, Inc. - ING Davis New	Directed Services LLC	Seeks long-term growth of capital.
York Venture Portfolio
Subadviser: Davis
Selected Advisers, L.P.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust - ING FMRSM	Directed Services LLC	Seeks long-term growth of capital.
Diversified Mid Cap Portfolio*
Subadviser: Fidelity
* FMRSM is a service mark of Fidelity	Management &
Management & Research Company	Research Company
ING Investors Trust – ING Global	Directed Services LLC	A non-diversified portfolio that seeks long-term
Resources Portfolio		capital appreciation.
Subadviser: ING
Investment
Management Co.
ING Variable Funds – ING Growth	ING Investments, LLC	Seeks to maximize total return through
and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stock. It is anticipated that capital
	Management Co.	appreciation and investment income will both
be major factors in achieving total return.
ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus LargeCap Portfolio		performance of the Standard & Poor’s 500
	Subadviser: ING	Composite Stock Price Index, while
	Investment	maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus MidCap Portfolio		performance of the Standard & Poor’s MidCap
	Subadviser: ING	400 Index, while maintaining a market level of
	Investment	risk.
Management Co.
ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus SmallCap Portfolio		performance of the Standard & Poor’s
	Subadviser: ING	SmallCap 600 Index, while maintaining a
	Investment	market level of risk.
Management Co.
ING Intermediate Bond Portfolio	ING Investments, LLC	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its
	Subadviser: ING	objective through investments in a diversified
	Investment	portfolio consisting primarily of debt securities.
	Management Co.	It is anticipated that capital appreciation and
investment income will both be major factors in
achieving total return.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment (before fees and expenses)
International Index Portfolio		results that correspond to the total return of a
	Subadviser: ING	widely accepted international index.
Investment
Management Co.
ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
International Value Portfolio
Subadviser: ING
Investment
Management Co.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust - ING	Directed Services LLC	Seeks capital appreciation.
JPMorgan Emerging Markets
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Partners, Inc. - ING JPMorgan	Directed Services LLC	Seeks growth from capital appreciation.
Mid Cap Value Portfolio
Subadviser: J.P.
Morgan Investment
Management Inc.
ING Investors Trust - ING	Directed Services LLC	Seeks capital growth over the long term.
JPMorgan Small Cap Core
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Partners, Inc. - ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason ClearBridge Aggressive
Growth Portfolio	Subadviser:
ClearBridge Advisors,
LLC
ING Investors Trust - ING Limited	Directed Services LLC	Seeks highest current income consistent with
Maturity Bond Portfolio		low risk to principal and liquidity and
	Subadviser: ING	secondarily, seeks to enhance its total return
	Investment	through capital appreciation when market
	Management Co.	factors, such as falling interest rates and rising
bond prices, indicate that capital appreciation
may be available without significant risk to
principal.
ING Investors Trust - ING Liquid	Directed Services LLC	Seeks high level of current income consistent
Assets Portfolio		with the preservation of capital and liquidity.
Subadviser: ING
Investment
Management Co.
ING Investors Trust - ING Lord	Directed Services LLC	Seeks long-term growth of capital and
Abbett Growth and Income		secondarily, current income.
Portfolio	Subadviser: Lord
Abbett & Co. LLC
ING Investors Trust - ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust - ING Marsico	Directed Services LLC	Seeks long-term growth of capital.
International Opportunities
Portfolio	Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust - ING MFS	Directed Services LLC	Seeks above-average income (compared to a
Total Return Portfolio		portfolio entirely invested in equity securities)
	Subadviser:	consistent with the prudent employment of
	Massachusetts	capital. Secondarily seeks reasonable
	Financial Services	opportunity for growth of capital and income.
Company

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
MidCap Opportunities Portfolio
Subadviser: ING
Investment
Management Co.
ING Partners, Inc. - ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds,
Inc.
ING Variable Portfolios, Inc. - ING	ING Investments, LLC	Seeks growth of capital primarily through
Opportunistic LargeCap Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks.
Investment
Management Co.
ING Partners, Inc. - ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
Total Return Portfolio		capital preservation and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC
ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks current income and long-term growth of
Equity Income Portfolio		capital from a portfolio consisting primarily of
	Subadviser: Pioneer	equity securities of U.S. corporations that are
	Investment	expected to produce income.
Management, Inc.
ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks reasonable income and capital growth.
Fund Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
ING Partners, Inc. - ING Pioneer	Directed Services LLC	Seeks to maximize total return through income
High Yield Portfolio		and capital appreciation.
Subadviser: Pioneer
Investment
Management, Inc.
ING Investors Trust - ING Pioneer	Directed Services LLC	Seeks capital appreciation.
Mid Cap Value Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	A non-diversified Portfolio that seeks
RussellTM Large Cap Growth		investment results (before fees and expenses)
Index	Subadviser: ING	that correspond to the total return of the Russell
	Investment	Top 200® Growth Index.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
RussellTM Large Cap Index		expenses) that correspond to the total return of
	Subadviser: ING	the Russell Top 200® Index.
Investment
Management Co.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	A non-diversified Portfolio that seeks
RussellTM Mid Cap Growth Index		investment results (before fees and expenses)
	Subadviser: ING	that correspond to the total return of the Russell
	Investment	Midcap® Growth Index.
Management Co.
ING Variable Products Trust - ING	ING Investments, LLC	Seeks long-term capital appreciation.
SmallCap Opportunities Portfolio
Subadviser: ING
Investment
Management Co.
ING Partners, Inc. – ING Solution	Directed Services LLC	Seeks to provide a combination of total return
Income Portfolio		and stability of principal consistent with an
	Asset Allocation	asset allocation targeted to retirement.
Committee
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2015 Portfolio		Portfolio seeks to provide total return consistent
	Asset Allocation	with an asset allocation targeted at retirement in
	Committee	approximately 2015. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2025 Portfolio		Portfolio seeks to provide total return consistent
	Asset Allocation	with an asset allocation targeted at retirement in
	Committee	approximately 2025. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2035 Portfolio		Portfolio seeks to provide total return consistent
	Asset Allocation	with an asset allocation targeted at retirement in
	Committee	approximately 2035. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Partners, Inc. – ING Solution	Directed Services LLC	Until the day prior to its Target Date, the
2045 Portfolio		Portfolio seeks to provide total return consistent
	Asset Allocation	with an asset allocation targeted at retirement in
	Committee	approximately 2045. On the Target Date, the
Portfolio’s investment objective will be to seek
to provide a combination of total return and
stability of principal consistent with an asset
allocation targeted to retirement.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. - ING Strategic Allocation		capital growth, both realized and unrealized)
Conservative Portfolio	Subadviser: ING	consistent with preservation of capital.
Investment
Management Co.

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62

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. - ING Strategic Allocation
Growth Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. - ING Strategic Allocation		capital appreciation, both realized and
Moderate Portfolio	Subadviser: ING	unrealized).
Investment
Management Co.
ING Investors Trust - ING T. Rowe	Directed Services LLC	Seeks, over the long-term, a high total
Price Capital Appreciation		investment return, consistent with the
Portfolio	Subadviser: T. Rowe	preservation of capital and prudent investment
	Price Associates, Inc.	risk.
ING Partners, Inc. - ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe
Price Associates, Inc.

ING Investors Trust - ING T. Rowe	Directed Services LLC	Seeks substantial dividend income as well as
Price Equity Income Portfolio		long-term growth of capital.
Subadviser: T. Rowe
Price Associates, Inc.
ING Partners, Inc. - ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.

ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term capital growth.
Templeton Foreign Equity
Portfolio	Subadviser: Templeton
Investment Counsel,
LLC
ING Partners, Inc. - ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc.
ING Investors Trust - ING U.S.	Directed Services LLC	Seeks total return.
Stock Index Portfolio
Subadviser: ING
Investment
Management Co.
ING Partners, Inc. - ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen
ING Partners, Inc. - ING Van	Directed Services LLC	Seeks total return, consisting of long-term
Kampen Equity and Income		capital appreciation and current income.
Portfolio	Subadviser: Van
Kampen

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63

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust - ING Van	Directed Services LLC	Seeks long-term growth of capital and income.
Kampen Growth and Income
Portfolio	Subadviser: Van
Kampen
Lord Abbett Series Fund, Inc. -	Lord, Abbett & Co.	Seeks capital appreciation through investments,
Mid-Cap Value Portfolio	LLC	primarily in equity securities, which are
believed to be undervalued in the marketplace.
Neuberger Berman Advisers	Neuberger Berman	Seeks long-term growth of capital by investing
Management Trust (AMT) -	Management Inc.	primarily in securities of companies that meet
Socially Responsive Portfolio®		the fund’s financial criteria and social policy.
Subadviser: Neuberger
Berman LLC
PIMCO Variable Insurance Trust -	Pacific Investment	Seeks maximum real return, consistent with
Real Return Portfolio	Management Company	preservation of real capital and prudent
	LLC (PIMCO)	investment management.
Pioneer Variable Contracts Trust –	Pioneer Investment	Seeks to maximize total return through a
Pioneer High Yield VCT Portfolio	Management, Inc.	combination of income and capital
appreciation.
Wanger Advisors Trust - Wanger	Columbia Wanger	A nondiversified fund that seeks long-term
Select	Asset Management,	growth of capital.
L.P.
Wanger Advisors Trust - Wanger	Columbia Wanger	Seeks long-term growth of capital.
USA	Asset Management,

L.P.

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64

APPENDIX III CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account N available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2009 the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2009 are not reflected in this information.

(Selected data for accumulation units outstanding throughout each period, reflecting total daily separate account charges of 1.40%)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$5.72	$10.36	$10.02
Value at end of period	$7.87	$5.72	$10.36
Number of accumulation units outstanding at end of period	826,066	517,348	210,863
AMERICAN FUNDS INSURANCE SERIES® - GROWTH - INCOME FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.01	$9.80	$10.15
Value at end of period	$7.77	$6.01	$9.80
Number of accumulation units outstanding at end of period	569,995	344,738	167,550
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUND
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.20	$10.87	$9.99
Value at end of period	$8.75	$6.20	$10.87
Number of accumulation units outstanding at end of period	535,847	343,909	163,636
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$20.31	$35.82	$30.89	$28.04	$24.32	$21.36	$16.86	$18.8595	$21.7958	$23.67
Value at end of period	$27.17	$20.31	$35.82	$30.89	$28.04	$24.32	$21.36	$16.86	$18.8595	$21.7958
Number of accumulation units outstanding at end of period	2,475,885	2,592,576	2,940,749	3,421,204	3,608,230	3,603,532	3,473,244	3,239,790	3,526,209	3,586,664
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$14.31	$25.30	$25.27	$21.32	$20.42	$18.57	$14.45	$17.6426	$18.8258	$17.6078
Value at end of period	$18.37	$14.31	$25.30	$25.27	$21.32	$20.42	$18.57	$14.45	$17.6426	$18.8258
Number of accumulation units outstanding at end of period	1,693,030	1,798,746	2,150,244	2,564,189	3,055,591	3,309,785	3,212,895	2,751,230	2,446,660	2,062,886
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$15.78	$25.40	$24.43	$21.41	$20.71	$18.98	$14.99	$19.5549	$22.5627	$25.2271
Value at end of period	$19.70	$15.78	$25.40	$24.43	$21.41	$20.71	$18.98	$14.99	$19.5549	$22.5627
Number of accumulation units outstanding at end of period	3,659,045	3,875,153	4,462,892	5,170,714	5,734,832	6,284,312	6,480,374	6,274,396	6,125,723	5,629,481
FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
Value at beginning of period	$13.60	$14.25	$13.85	$13.46	$13.36	$12.97	$12.50	$11.4878	$10.7415	$9.7937
Value at end of period	$15.52	$13.60	$14.25	$13.85	$13.46	$13.36	$12.97	$12.50	$11.4878	$10.7415
Number of accumulation units outstanding at end of period	1,029,633	1,125,040	1,348,755	1,602,378	1,791,726	1,902,345	1,946,453	2,004,503	1,202,541	489,844
FIDELITY® VIP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.97	$13.75	$13.26	$12.82	$12.62	$12.64	$12.69	$12.6567	$12.3196	$11.7504
Value at end of period	$13.88	$13.97	$13.75	$13.26	$12.82	$12.62	$12.64	$12.69	$12.6567	$12.3196
Number of accumulation units outstanding at end of period	816,911	986,027	867,300	889,566	1,016,753	1,120,186	1,566,100	4,122,075	2,258,455	1,270,337
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.05	$12.18	$12.66	$10.97	$9.89
Value at end of period	$10.25	$8.05	$12.18	$12.66	$10.97
Number of accumulation units outstanding at end of period	202,990	162,970	137,667	98,655	23,199

CFI 1

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(From October 28, 2002)
Value at beginning of period	$13.60	$18.74	$19.53	$17.11	$16.04	$13.38	$9.99
Value at end of period	$18.25	$13.60	$18.74	$19.53	$17.11	$16.04	$13.38	$9.99
Number of accumulation units outstanding at end of period	86,370	74,979	69,967	87,319	86,051	66,036	17,928	129
ING ARTIO FOREIGN PORTFOLIO
(From May 25, 2004)
Value at beginning of period	$10.80	$19.42	$16.91	$13.28	$11.67	$9.74
Value at end of period	$12.80	$10.80	$19.42	$16.91	$13.28	$11.67
Number of accumulation units outstanding at end of period	361,078	400,452	462,365	497,461	248,784	168,617
ING BALANCED PORTFOLIO
(Funds were first received in this option during September 2005)
Value at beginning of period	$8.52	$12.01	$11.54	$10.64	$10.63
Value at end of period	$10.01	$8.52	$12.01	$11.54	$10.64
Number of accumulation units outstanding at end of period	71,405	83,618	111,617	137,182	3,005
ING BARON SMALL CAP GROWTH PORTFOLIO
(From October 25, 2002)
Value at beginning of period	$12.32	$21.21	$20.23	$17.75	$16.73	$13.22	$10.02
Value at end of period	$16.46	$12.32	$21.21	$20.23	$17.75	$16.73	$13.22	$10.02
Number of accumulation units outstanding at end of period	189,950	158,468	152,699	145,532	1,110,338	51,186	25,188	128
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$5.88	$9.77	$10.03
Value at end of period	$7.58	$5.88	$9.77
Number of accumulation units outstanding at end of period	1,622,431	1,669,632	1,863,605
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(From May 13, 2004)
Value at beginning of period	$8.68	$14.62	$12.46	$11.78	$10.69	$9.85
Value at end of period	$13.07	$8.68	$14.62	$12.46	$11.78	$10.69
Number of accumulation units outstanding at end of period	90,829	43,347	24,876	17,294	6,906	8,272
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.61	$9.62
Value at end of period	$8.72	$6.61
Number of accumulation units outstanding at end of period	377,442	343,560
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during Jul 2005)
Value at beginning of period	$7.70	$12.82	$12.45	$11.05	$10.95
Value at end of period	$10.02	$7.70	$12.82	$12.45	$11.05
Number of accumulation units outstanding at end of period	92,704	57,485	46,623	33,120	3,065
ING FMRSM DIVERSFIED MID CAP PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$8.99	$14.98	$13.27	$12.03	$11.07
Value at end of period	$12.34	$8.99	$14.98	$13.27	$12.03
Number of accumulation units outstanding at end of period	109,789	89,661	76,145	52,422	2,689
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$8.28	$14.23	$10.25
Value at end of period	$11.22	$8.28	$14.23
Number of accumulation units outstanding at end of period	687,784	651,713	659,309

CFI 2

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$7.92	$12.87	$12.16
Value at end of period	$10.17	$7.92	$12.87
Number of accumulation units outstanding at end of period	156,587	133,553	163,541
ING INDEX PLUS LARGECAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period	$10.11	$16.33	$15.77	$13.96	$13.43	$12.32	$9.97
Value at end of period	$12.28	$10.11	$16.33	$15.77	$13.96	$13.43	$12.32
Number of accumulation units outstanding at end of period	232,995	269,664	265,739	296,022	130,910	84,437	24,260
ING INDEX PLUS MIDCAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period	$11.33	$18.40	$17.69	$16.39	$14.95	$13.01	$9.88
Value at end of period	$14.71	$11.33	$18.40	$17.69	$16.39	$14.95	$13.01
Number of accumulation units outstanding at end of period	409,527	405,989	489,583	585,359	494,201	163,203	38,815
ING INDEX PLUS SMALLCAP PORTFOLIO
(From January 21, 2003)
Value at beginning of period	$11.55	$17.63	$19.07	$16.99	$16.01	$13.30	$9.77
Value at end of period	$14.22	$11.55	$17.63	$19.07	$16.99	$16.01	$13.30
Number of accumulation units outstanding at end of period	234,101	237,587	335,385	441,518	359,202	112,992	20,350
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during August 2005)
Value at beginning of period	$9.82	$10.88	$10.41	$10.14	$10.06
Value at end of period	$10.80	$9.82	$10.88	$10.41	$10.14
Number of accumulation units outstanding at end of period	210,122	214,110	131,885	73,223	2,362
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.00
Value at end of period	$10.83
Number of accumulation units outstanding at end of period	3,975
ING INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$16.41	$29.07	$25.99	$20.36	$18.87	$16.30	$12.72	$15.2432	$17.5017	$17.20
Value at end of period	$20.58	$16.41	$29.07	$25.99	$20.36	$18.87	$16.30	$12.72	$15.2432	$17.5017
Number of accumulation units outstanding at end of period	714,966	763,016	913,831	1,080,508	1,315,804	1,365,791	1,088,497	840,626	1,008,480	747,812
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$12.03	$25.03	$18.33	$13.69	$10.05
Value at end of period	$20.35	$12.03	$25.03	$18.33	$13.69
Number of accumulation units outstanding at end of period	410,651	309,786	373,958	283,868	127,852
ING JPMORGAN MID CAP VALUE PORTFOLIO
(From January 21, 2003)
Value at beginning of period	$12.71	$19.19	$18.97	$16.46	$15.36	$12.88	$9.97
Value at end of period	$15.77	$12.71	$19.19	$18.97	$16.46	$15.36	$12.88
Number of accumulation units outstanding at end of period	328,467	300,528	326,079	317,559	312,966	176,531	47,245
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.93	$12.87	$13.26	$11.50	$10.25
Value at end of period	$11.22	$8.93	$12.87	$13.26	$11.50
Number of accumulation units outstanding at end of period	1,786,754	1,955,018	2,329,522	2,879,062	6,712
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$7.54	$12.58	$12.97	$11.93	$11.35
Value at end of period	$9.84	$7.54	$12.58	$12.97	$11.93
Number of accumulation units outstanding at end of period	1,488,402	1,603,091	1,820,240	2,194,873	779

CFI 3

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING LIMITED MATURITY BOND PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.53	$10.71	$10.27	$10.03	$10.01
Value at end of period	$11.13	$10.53	$10.71	$10.27	$10.03
Number of accumulation units outstanding at end of period	731,503	780,239	817,806	977,628	5,825
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.02	$10.88	$10.49	$10.13	$10.01
Value at end of period	$10.92	$11.02	$10.88	$10.49	$10.13
Number of accumulation units outstanding at end of period	147,841	141,714	140,303	11,399	142,410
ING LORD ABBETT AFFILIATED PORTFOLIO
(Funds were first received in this option during June 2006)
Value at beginning of period	$6.96	$11.09	$10.78	$9.71
Value at end of period	$8.17	$6.96	$11.09	$10.78
Number of accumulation units outstanding at end of period	78,809	70,009	61,711	11,156
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.45	$10.06
Value at end of period	$8.22	$6.45
Number of accumulation units outstanding at end of period	78,517	75,660
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.08	$18.17	$15.24	$12.44	$10.08
Value at end of period	$12.35	$9.08	$18.17	$15.24	$12.44
Number of accumulation units outstanding at end of period	1,371,628	1,439,000	1,674,860	1,983,457	12,685
ING MFS TOTAL RETURN PORTFOLIO
(From June 9, 2003)
Value at beginning of period	$10.87	$14.19	$13.84	$12.54	$12.36	$11.28	$10.50
Value at end of period	$12.64	$10.87	$14.19	$13.84	$12.54	$12.36	$11.28
Number of accumulation units outstanding at end of period	224,140	191,113	287,661	384,646	468,412	270,367	35,106
ING MIDCAP OPPORTUNITIES PORTFOLIO
(From May 1, 2000)
Value at beginning of period	$5.68	$9.23	$7.44	$7.00	$6.44	$5.85	$4.34	$5.9386	$8.9785
Value at end of period	$7.92	$5.68	$9.23	$7.44	$7.00	$6.44	$5.85	$4.34	$5.9386	$8.9785
Number of accumulation units outstanding at end of period	2,988,972	3,163,299	3,648,781	4,535,993	5,263,838	5,981,476	285,276	235,936	224,016	111,372
ING OPPENHEIMER GLOBAL PORTFOLIO
(From February 6, 2003
Value at beginning of period	$12.07	$20.51	$19.52	$16.78	$14.98	$13.18	$9.55
Value at end of period	$16.62	$12.07	$20.51	$19.52	$16.78	$14.98	$13.18
Number of accumulation units outstanding at end of period	2,368,360	2,476,984	2,819,614	3,211,990	3,170,562	43,488	20,002
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$7.86	$12.39	$12.20	$10.66	$10.72
Value at end of period	$8.93	$7.86	$12.39	$12.20	$10.66
Number of accumulation units outstanding at end of period	63,269	65,231	84,679	94,171	101,315
ING PIMCO TOTAL RETURN PORTFOLIO
(From January 16, 2003)
Value at beginning of period	$11.84	$12.00	$11.10	$10.80	$10.70	$10.37	$10.06
Value at end of period	$13.18	$11.84	$12.00	$11.10	$10.80	$10.70	$10.37
Number of accumulation units outstanding at end of period	675,330	486,974	284,629	314,916	289,177	129,090	64,909

CFI 4

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$6.35	$9.22	$9.95
Value at end of period	$7.06	$6.35	$9.22
Number of accumulation units outstanding at end of period	208,200	199,359	231,438
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$8.43	$13.10	$12.64	$10.98	$10.72
Value at end of period	$10.32	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	19,694	16,081	9,115	4,539	17
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.70	$11.06	$10.56	$10.04
Value at end of period	$12.68	$7.70	$11.06	$10.56
Number of accumulation units outstanding at end of period	533,661	414,117	78,010	19,571
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.28	$12.56	$12.07	$10.90	$10.07
Value at end of period	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	28,592	16,071	10,229	5,247	4,589
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.11
Value at end of period	$11.74
Number of accumulation units outstanding at end of period	3,365,218
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.00
Value at end of period	$11.75
Number of accumulation units outstanding at end of period	727,251
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.02
Value at end of period	$11.45
Number of accumulation units outstanding at end of period	47,263
ING SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$17.59	$27.22	$25.08	$22.60	$21.00	$19.33	$14.15	$25.4319	$36.4083	$36.5246
Value at end of period	$22.73	$17.59	$27.22	$25.08	$22.60	$21.00	$19.33	$14.15	$25.4319	$36.4083
Number of accumulation units outstanding at end of period	551,678	587,177	674,104	791,379	926,946	1,080,775	1,213,477	1,496,658	1,566,266	1,266,605
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$7.30	$10.10	$10.04
Value at end of period	$8.83	$7.30	$10.10
Number of accumulation units outstanding at end of period	172,052	68,575	1,949
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.61	$10.12
Value at end of period	$8.23	$6.61
Number of accumulation units outstanding at end of period	296,211	97,663
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$6.32	$10.15
Value at end of period	$8.02	$6.32
Number of accumulation units outstanding at end of period	122,130	37,141

CFI 5

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$6.04	$10.16	$10.04
Value at end of period	$7.75	$6.04	$10.16
Number of accumulation units outstanding at end of period	70,330	19,295	149
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.29	$10.06
Value at end of period	$9.61	$8.29
Number of accumulation units outstanding at end of period	308,432	311,605
ING STOCK INDEX PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$7.67	$12.36	$11.91	$10.46	$10.01
Value at end of period	$9.54	$7.67	$12.36	$11.91	$10.46
Number of accumulation units outstanding at end of period	40,712	22,948	16,018	20,317	2,320
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(From February 10, 2003)
Value at beginning of period	$10.29	$13.65	$13.08	$12.24	$11.96	$11.23	$9.84
Value at end of period	$11.96	$10.29	$13.65	$13.08	$12.24	$11.96	$11.23
Number of accumulation units outstanding at end of period	308,081	185,764	116,489	63,297	32,695	46,527	20,296
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(From February 18, 2003)
Value at beginning of period	$10.29	$16.33	$15.76	$14.12	$13.48	$12.21	$9.70
Value at end of period	$12.71	$10.29	$16.33	$15.76	$14.12	$13.48	$12.21
Number of accumulation units outstanding at end of period	343,272	215,623	153,793	85,076	51,527	14,629	2,250
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(From March 10, 2003)
Value at beginning of period	$10.32	$15.05	$14.47	$13.20	$12.79	$11.76	$9.52
Value at end of period	$12.40	$10.32	$15.05	$14.47	$13.20	$12.79	$11.76
Number of accumulation units outstanding at end of period	521,133	310,842	200,615	124,545	94,672	66,100	13,323
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.16	$12.82	$12.45	$11.01	$10.12
Value at end of period	$12.04	$9.16	$12.82	$12.45	$11.01
Number of accumulation units outstanding at end of period	1,062,551	886,173	770,274	533,084	198,482
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.49	$13.36	$11.95	$11.11	$9.51
Value at end of period	$10.82	$7.49	$13.36	$11.95	$11.11
Number of accumulation units outstanding at end of period	3,947,134	4,140,802	4,684,740	5,458,320	3,048,458
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.97
Value at end of period	$12.00
Number of accumulation units outstanding at end of period	326,500
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(From May 25, 2003)
Value at beginning of period	$10.01	$17.56	$16.20	$14.50	$13.85	$12.77	$9.45
Value at end of period	$14.10	$10.01	$17.56	$16.20	$14.50	$13.85	$12.77
Number of accumulation units outstanding at end of period	226,507	198,594	205,607	194,623	171,611	110,800	41,737

CFI 6

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.24	$10.14
Value at end of period	$8.14	$6.24
Number of accumulation units outstanding at end of period	104,876	62,230
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.52	$12.66	$12.69	$11.24	$10.34
Value at end of period	$9.77	$7.52	$12.66	$12.69	$11.24
Number of accumulation units outstanding at end of period	312,236	340,355	388,904	454,545	1,561
ING VAN KAMPEN COMSTOCK PORTFOLIO
(From October 25, 2002)
Value at beginning of period	$10.45	$16.65	$17.24	$15.04	$14.70	$12.76	$9.96
Value at end of period	$13.28	$10.45	$16.65	$17.24	$15.04	$14.70	$12.76	$9.96
Number of accumulation units outstanding at end of period	328,622	302,362	308,362	332,436	291,793	145,290	34,667	128
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.33	$12.35	$12.10	$10.89	$10.16
Value at end of period	$11.29	$9.33	$12.35	$12.10	$10.89
Number of accumulation units outstanding at end of period	866,028	928,685	1,088,177	1,316,257	28,744
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.60	$12.87	$12.73	$11.13	$10.19
Value at end of period	$10.52	$8.60	$12.87	$12.73	$11.13
Number of accumulation units outstanding at end of period	894,368	947,989	1,260,077	1,647,437	12,931
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$7.16	$11.97	$12.07	$10.91	$9.91
Value at end of period	$8.94	$7.16	$11.97	$12.07	$10.91
Number of accumulation units outstanding at end of period	128,416	107,582	108,204	97,995	41,121
NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO®
Value at beginning of period	$9.78	$16.38	$15.44	$13.77	$13.07	$11.70	$8.83	$10.5004	$11.0445	$11.3827
Value at end of period	$12.68	$9.78	$16.38	$15.44	$13.77	$13.07	$11.70	$8.83	$10.5004	$11.0445
Number of accumulation units outstanding at end of period	234,267	215,343	236,346	221,220	236,178	222,168	189,928	139,420	85,042	57,291
PIMCO VIT REAL RETURN PORTFOLIO
(From May 24, 2004)
Value at beginning of period	$10.77	$11.75	$10.78	$10.84	$10.77	$10.18
Value at end of period	$12.57	$10.77	$11.75	$10.78	$10.84	$10.77
Number of accumulation units outstanding at end of period	473,667	396,287	162,380	142,143	169,681	71,540
PIONEER HIGH YIELD VCT PORTFOLIO
(From May 24, 2004)
Value at beginning of period	$7.60	$11.94	$11.44	$10.69	$10.64	$9.73
Value at end of period	$12.03	$7.60	$11.94	$11.44	$10.69	$10.64
Number of accumulation units outstanding at end of period	135,789	93,394	112,266	118,101	91,765	181,000
WANGER SELECT
(From May 11, 2004)
Value at beginning of period	$7.94	$15.81	$14.66	$12.42	$11.40	$9.88
Value at end of period	$13.01	$7.94	$15.81	$14.66	$12.42	$11.40
Number of accumulation units outstanding at end of period	244,383	215,615	231,178	180,124	108,821	88,350
WANGER USA
(From May 12, 2004)
Value at beginning of period	$8.34	$14.02	$13.49	$12.68	$11.56	$9.82
Value at end of period	$11.70	$8.34	$14.02	$13.49	$12.68	$11.56
Number of accumulation units outstanding at end of period	171,364	141,105	133,871	130,486	103,548	36,460

CFI 7

PART B

RELIASTAR LIFE

ING ADVANTAGE CENTURYSM ANNUITY

INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS ISSUED BY SEPARATE ACCOUNT N

AND

RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated April 30, 2010

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the current prospectus dated April 30, 2010 relating to the individual fixed and variable deferred annuity contracts issued by Separate Account N (the “separate account”) and ReliaStar Life Insurance Company (the “Company”). A copy of the prospectus may be obtained from the ING Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from ING Financial Advisers, LLC, One Orange Way, Windsor, Connecticut 06095-4774.

Read the prospectus before you invest. Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (the “Company,” “we,” “us,” “our”) is a stock life insurance company organized in 1885 and incorporated under the insurance laws of the State of Minnesota. Prior to October 1, 2002, the contracts were issued by Northern Life Insurance Company (“Northern”), a wholly-owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance Company, and ReliaStar Life Insurance Company assumed responsibilities for Northern’s obligations under the contracts.

We are an indirect subsidiary of ING Groep N.V. (“ING”). ING is a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY

We established Separate Account N on October 1, 2002 under the insurance laws of the State of Minnesota. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 40 Act). It also meets the definition of “separate account” under the federal securities laws. Prior to October 1, 2002, the separate account was known as Separate Account One of Northern Life Insurance Company, which was created in 1994 under Washington law. In connection with the merger of Northern Life Insurance Company and the Company, the separate account was transferred to the Company.

Purchase payments to accounts under the contract may be allocated to one or more of the available subaccounts and/or to any available Fixed Account which for retail series contracts includes Fixed Account A, Fixed Account B and/or Fixed Account C (which are part of the general account of the Company).

We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

Effective January 1, 2004, the contracts are distributed by ING Financial Advisers, LLC, the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority, and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Connecticut 06095-4774. Prior to January 1, 2004, the contracts were distributed by Washington Square Securities, Inc. (WSSI), an affiliate of the Company. The contracts are distributed through life insurance agents who are registered representatives of ING Financial Advisers, LLC or of other broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter ING Financial Advisers, LLC for the years ending December 31, 2009, 2008 and 2007 amounted to $5,345,848.22, $5,401,860.08 and $5,431,669.21, respectively, in connection with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of annuity units purchased is based on your account value and the value of each unit on the day the annuity units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate of 3.0% per annum.

If the actual net investment rate on the assets of the separate account is equal to the assumed investment rate, income phase payments will remain level. If the actual net investment rate exceeds the assumed investment rate, income phase payments will increase. Conversely, if it is less, than the payouts will decrease.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a seven day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.0% per annum.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity units will be paid in each subsequent month. Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the seventh valuation preceding the due date of the second monthly income phase payment, dividing this factor by 1.0024331 = 1.0000810 ^ 30 (to take into account 30 days of the assumed net investment rate of 3.0% per annum built into the number of Annuity Units determined above) produces a result of 1.000839. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.411237 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.411237, which produces a payment of $273.78.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

4

EXPERTS

The statements of assets and liabilities of Separate Account N as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

5

rlicsepacctnyear-end2009.htm - Generated by SEC Publisher for SEC Filing

FINANCIAL STATEMENTS ReliaStar Life Insurance Company Separate Account N Year ended December 31, 2009 with Report of Independent Registered Public Accounting Firm

S-1

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RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Financial Statements Year ended December 31, 2009

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the investment divisions “Divisions”) constituting ReliaStar Life Insurance Company Separate Account N (the “Account”) December 31, 2009, and the related statements of operations and changes in net assets for the disclosed in the financial statements. These financial statements are the responsibility of the management. Our responsibility is to express an opinion on these financial statements based on audits.

The Account is comprised of the following Divisions:

American Funds Insurance Series:
  American Funds Insurance Series® Growth Fund - Class 2
  American Funds Insurance Series® Growth-Income Fund -Class 2
  American Funds Insurance Series® International Fund - Class 2
Fidelity® Variable Insurance Products:
  Fidelity® VIP Equity-Income Portfolio - Initial Class
  Fidelity® Variable Insurance Products II:
  Fidelity® VIP Contrafund® Portfolio - Initial Class
  Fidelity® VIP Index 500 Portfolio - Initial Class
  Fidelity® Variable Insurance Products V:
  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
  Fidelity® VIP Money Market Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
  Franklin Small Cap Value Securities Fund - Class 2
ING Balanced Portfolio, Inc.:
  ING Balanced Portfolio - Class I
  ING Intermediate Bond Portfolio:
  ING Intermediate Bond Portfolio - Class I
ING Investors Trust:
  ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
  ING Artio Foreign Portfolio - Service Class
  ING Artio Foreign Portfolio - Service 2 Class
  ING BlackRock Large Cap Growth Portfolio - Institutional Class
  ING BlackRock Large Cap Growth Portfolio - Service Class
  ING Clarion Global Real Estate Portfolio - Institutional Class
  ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
  ING FMRSM Diversified Mid Cap Portfolio - Service Class
  ING Global Resources Portfolio - Service Class
  ING Growth and Income Portfolio II - Institutional Class
  ING Growth and Income Portfolio II - Service 2 Class
  ING Index Plus International Equity Portfolio - Institutional Class
  ING Index Plus International Equity Portfolio - Service Class
  ING JPMorgan Emerging Markets Equity Portfolio - Service Class
  ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
  ING Limited Maturity Bond Portfolio - Service Class
  ING Liquid Assets Portfolio - Institutional Class
  ING Lord Abbett Affiliated Portfolio - Institutional Class
ING Marsico Growth Portfolio - Institutional Class

ING Investors Trust (continued):
  ING Marsico Growth Portfolio - Service Class
  ING Marsico Growth Portfolio - Service 2 Class
  ING Marsico International Opportunities Portfolio - Institutional Class
  ING MFS Total Return Portfolio - Service Class
  ING MFS Total Return Portfolio - Service 2 Class
  ING Pioneer Equity Income Portfolio - Institutional Class
  ING Pioneer Fund Portfolio - Service Class
  ING Pioneer Mid Cap Value Portfolio - Service Class
  ING Stock Index Portfolio - Institutional Class
  ING T. Rowe Price Capital Appreciation Portfolio - Service Class
  ING T. Rowe Price Equity Income Portfolio - Institutional Class
  ING T. Rowe Price Equity Income Portfolio - Service Class
  ING T. Rowe Price Equity Income Portfolio - Service 2 Class
  ING Van Kampen Capital Growth Portfolio - Institutional Class
  ING Van Kampen Growth and Income Portfolio - Service Class
  ING Van Kampen Growth and Income Portfolio - Service 2 Class
ING Money Market Portfolio:
  ING Money Market Portfolio - Class I
ING Partners, Inc.:
  ING American Century Large Company Value Portfolio - Initial Class
  ING American Century Large Company Value Portfolio - Service Class
  ING American Century Small-Mid Cap Value Portfolio - Initial Class
  ING American Century Small-Mid Cap Value Portfolio - Service Class
  ING Baron Small Cap Growth Portfolio - Initial Class
  ING Baron Small Cap Growth Portfolio - Service Class
  ING Davis New York Venture Portfolio - Initial Class
  ING Davis New York Venture Portfolio - Service Class
  ING Fidelity® VIP Contrafund® Portfolio - Service Class
  ING Fidelity® VIP Equity-Income Portfolio - Service Class
  ING Fidelity® VIP Growth Portfolio - Service Class
  ING Fidelity® VIP Mid Cap Portfolio - Service Class
  ING JPMorgan Mid Cap Value Portfolio - Initial Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class

ING Partners, Inc. (continued):
  ING Legg Mason Partners Aggressive Growth Portfolio - Service Class
  ING Neuberger Berman Partners Portfolio - Initial Class
  ING Oppenheimer Global Portfolio - Initial Class
  ING Oppenheimer Global Portfolio - Service Class
  ING Oppenheimer Strategic Income Portfolio - Service Class
  ING PIMCO Total Return Portfolio - Initial Class
  ING PIMCO Total Return Portfolio - Service Class
  ING Pioneer High Yield Portfolio - Initial Class
  ING Solution 2015 Portfolio - Initial Class
  ING Solution 2015 Portfolio - Service Class
  ING Solution 2025 Portfolio - Initial Class
  ING Solution 2025 Portfolio - Service Class
  ING Solution 2035 Portfolio - Initial Class
  ING Solution 2035 Portfolio - Service Class
  ING Solution 2045 Portfolio - Initial Class
  ING Solution 2045 Portfolio - Service Class
  ING Solution Income Portfolio - Initial Class
  ING Solution Income Portfolio - Service Class
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
  ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING T. Rowe Price Growth Equity Portfolio - Service Class
  ING Templeton Foreign Equity Portfolio - Initial Class
  ING Templeton Foreign Equity Portfolio - Service Class
  ING Thornburg Value Portfolio - Service Class
  ING UBS U.S. Large Cap Equity Portfolio - Initial Class
  ING UBS U.S. Large Cap Equity Portfolio - Service Class
  ING Van Kampen Comstock Portfolio - Initial Class
  ING Van Kampen Comstock Portfolio - Service Class
  ING Van Kampen Equity and Income Portfolio - Initial Class
  ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
  ING Strategic Allocation Conservative Portfolio - Class I
  ING Strategic Allocation Growth Portfolio - Class I
ING Strategic Allocation Moderate Portfolio - Class I

ING Variable Funds:
  ING Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:
  ING BlackRock Science and Technology Opportunities Portfolio - Class I
  ING Index Plus LargeCap Portfolio - Class I
  ING Index Plus MidCap Portfolio - Class I
  ING Index Plus SmallCap Portfolio - Class I
  ING International Index Portfolio - Class I
  ING International Index Portfolio - Class S
  ING Opportunistic Large Cap Growth Portfolio - Class I
  ING Opportunistic Large Cap Portfolio - Class I
  ING RussellTM Large Cap Growth Index Portfolio - Class I
  ING RussellTM Large Cap Index Portfolio - Class I
  ING RussellTM Mid Cap Growth Index Portfolio - Class S
  ING Small Company Portfolio - Class I
ING Variable Products Trust:
  ING International Value Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class I
  ING SmallCap Opportunities Portfolio - Class I
Lord Abbett Series Fund, Inc.:
  Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Neuberger Berman Advisers Management Trust:
  Neuberger Berman AMT Socially Responsive Portfolio® - Class I
  Oppenheimer Variable Account Funds:
  Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust:
  PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
  Pioneer High Yield VCT Portfolio - Class I
Wanger Advisors Trust:
  Wanger Select
Wanger USA

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company Separate Account N at December 31, 2009, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young, LLP

Atlanta, Georgia April 13, 2010

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth	Growth-Income	International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 6,501	$ 4,429	$ 4,689	$ 31,101	$ 67,270
Total assets	6,501	4,429	4,689	31,101	67,270
Net assets	$ 6,501	$ 4,429	$ 4,689	$ 31,101	$ 67,270

Net Assets
Accumulation units	$ 6,501	$ 4,429	$ 4,689	$ 31,101	$ 67,270
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,501	$ 4,429	$ 4,689	$ 31,101	$ 67,270

Total number of mutual fund shares	141,023	142,042	274,030	1,850,147	3,262,357

Cost of mutual fund shares	$ 6,929	$ 4,488	$ 4,814	$ 41,744	$ 82,273

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N
Statements of Assets and Liabilities December 31, 2009
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Franklin Small
	Index 500	Grade Bond	Money Market	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund - Class 2	Class I
Assets
Investments in mutual funds
at fair value	$ 72,083	$ 15,980	$ 11,415	$ 2,081	$ 715
Total assets	72,083	15,980	11,415	2,081	715
Net assets	$ 72,083	$ 15,980	$ 11,415	$ 2,081	$ 715

Net Assets
Accumulation units	$ 72,083	$ 15,980	$ 11,339	$ 2,081	$ 715
Contracts in payout (annuitization)	-	-	76	-	-
Total net assets	$ 72,083	$ 15,980	$ 11,415	$ 2,081	$ 715

Total number of mutual fund shares	602,601	1,280,441	11,414,904	162,932	68,595

Cost of mutual fund shares	$ 72,677	$ 15,942	$ 11,415	$ 2,074	$ 912

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING BlackRock
				Large Cap	ING BlackRock
	ING	ING Artio	ING Artio	Growth	Large Cap
	Intermediate	Foreign	Foreign	Portfolio -	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class I	Service Class	Service 2 Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,269	$ 4,622	$ 516	$ 12,298	$ 56
Total assets	2,269	4,622	516	12,298	56
Net assets	$ 2,269	$ 4,622	$ 516	$ 12,298	$ 56

Net Assets
Accumulation units	$ 2,269	$ 4,622	$ 516	$ 12,298	$ 56
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,269	$ 4,622	$ 516	$ 12,298	$ 56

Total number of mutual fund shares	196,138	427,549	47,973	1,418,457	6,470

Cost of mutual fund shares	$ 2,404	$ 6,639	$ 671	$ 16,732	$ 58

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING Clarion
	Global Real	ING FMRSM			ING JPMorgan
	Estate	Diversified Mid	ING FMRSM	ING Global	Emerging
	Portfolio -	Cap Portfolio -	Diversified Mid	Resources	Markets Equity
	Institutional	Institutional	Cap Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,291	$ 78	$ 1,355	$ 7,717	$ 8,357
Total assets	3,291	78	1,355	7,717	8,357
Net assets	$ 3,291	$ 78	$ 1,355	$ 7,717	$ 8,357

Net Assets
Accumulation units	$ 3,291	$ 78	$ 1,355	$ 7,717	$ 8,357
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,291	$ 78	$ 1,355	$ 7,717	$ 8,357

Total number of mutual fund shares	355,431	6,590	114,329	432,079	411,055

Cost of mutual fund shares	$ 3,341	$ 77	$ 1,422	$ 9,474	$ 8,334

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

	ING JPMorgan			ING Lord
	Small Cap Core		ING Liquid	Abbett	ING Marsico
	Equity	ING Limited	Assets	Affiliated	Growth
	Portfolio -	Maturity Bond	Portfolio -	Portfolio -	Portfolio -
	Institutional	Portfolio -	Institutional	Institutional	Institutional
	Class	Service Class	Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 20,047	$ 8,142	$ 1,614	$ 644	$ 645
Total assets	20,047	8,142	1,614	644	645
Net assets	$ 20,047	$ 8,142	$ 1,614	$ 644	$ 645

Net Assets
Accumulation units	$ 20,047	$ 8,142	$ 1,614	$ 644	$ 645
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 20,047	$ 8,142	$ 1,614	$ 644	$ 645

Total number of mutual fund shares	1,916,575	781,347	1,614,424	83,619	44,481

Cost of mutual fund shares	$ 26,017	$ 8,316	$ 1,614	$ 753	$ 690

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING Marsico
		International			ING Pioneer
	ING Marsico	Opportunities	ING MFS Total	ING MFS Total	Equity Income
	Growth	Portfolio -	Return	Return	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service 2 Class	Class
Assets
Investments in mutual funds
at fair value	$ 95	$ 16,940	$ 2,833	$ 126	$ 1,470
Total assets	95	16,940	2,833	126	1,470
Net assets	$ 95	$ 16,940	$ 2,833	$ 126	$ 1,470

Net Assets
Accumulation units	$ 95	$ 16,940	$ 2,833	$ 126	$ 1,470
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 95	$ 16,940	$ 2,833	$ 126	$ 1,470

Total number of mutual fund shares	6,588	1,619,465	206,798	9,293	211,800

Cost of mutual fund shares	$ 90	$ 22,378	$ 3,143	$ 140	$ 1,760
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING T. Rowe
			ING Stock	ING T. Rowe	Price Equity
		ING Pioneer	Index	Price Capital	Income
	ING Pioneer	Mid Cap Value	Portfolio -	Appreciation	Portfolio -
	Fund Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 203	$ 292	$ 388	$ 12,793	$ 4,350
Total assets	203	292	388	12,793	4,350
Net assets	$ 203	$ 292	$ 388	$ 12,793	$ 4,350

Net Assets
Accumulation units	$ 203	$ 292	$ 388	$ 12,793	$ 4,350
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 203	$ 292	$ 388	$ 12,793	$ 4,350

Total number of mutual fund shares	20,866	31,153	40,206	633,322	418,269

Cost of mutual fund shares	$ 202	$ 291	$ 405	$ 14,176	$ 3,694

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

		ING Van	ING Van
	ING T. Rowe	Kampen	Kampen		ING American
	Price Equity	Growth and	Growth and	ING Money	Century Small-
	Income	Income	Income	Market	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Class I	Initial Class
Assets
Investments in mutual funds
at fair value	$ 312	$ 9,409	$ 44	$ 464	$ 1,576
Total assets	312	9,409	44	464	1,576
Net assets	$ 312	$ 9,409	$ 44	$ 464	$ 1,576

Net Assets
Accumulation units	$ 312	$ 9,409	$ 44	$ 464	$ 1,576
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 312	$ 9,409	$ 44	$ 464	$ 1,576

Total number of mutual fund shares	30,012	486,492	2,266	463,592	159,863

Cost of mutual fund shares	$ 258	$ 12,521	$ 46	$ 464	$ 1,575

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N
Statements of Assets and Liabilities December 31, 2009
(Dollars in thousands)

	ING American	ING Baron	ING Baron
	Century Small-	Small Cap	Small Cap	ING Davis New	ING Davis New
	Mid Cap Value	Growth	Growth	York Venture	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 62	$ 3,127	$ 157	$ 929	$ 83
Total assets	62	3,127	157	929	83
Net assets	$ 62	$ 3,127	$ 157	$ 929	$ 83

Net Assets
Accumulation units	$ 62	$ 3,127	$ 157	$ 929	$ 83
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 62	$ 3,127	$ 157	$ 929	$ 83

Total number of mutual fund shares	6,331	204,753	10,499	57,624	5,216

Cost of mutual fund shares	$ 62	$ 3,387	$ 171	$ 949	$ 90

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N
Statements of Assets and Liabilities December 31, 2009
(Dollars in thousands)

	ING Fidelity®	ING Fidelity®
	VIP	VIP Equity-	ING Fidelity®	ING Fidelity®	ING JPMorgan
	Contrafund®	Income	VIP Growth	VIP Mid Cap	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,290	$ 298	$ 121	$ 356	$ 5,180
Total assets	1,290	298	121	356	5,180
Net assets	$ 1,290	$ 298	$ 121	$ 356	$ 5,180

Net Assets
Accumulation units	$ 1,290	$ 298	$ 121	$ 356	$ 5,180
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,290	$ 298	$ 121	$ 356	$ 5,180

Total number of mutual fund shares	157,354	39,243	13,475	34,266	453,583

Cost of mutual fund shares	$ 1,605	$ 374	$ 101	$ 409	$ 6,297

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

		ING Legg	ING Legg
		Mason Partners	Mason Partners	ING	ING
	ING JPMorgan	Aggressive	Aggressive	Oppenheimer	Oppenheimer
	Mid Cap Value	Growth	Growth	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 251	$ 14,646	$ 17	$ 39,362	$ 283
Total assets	251	14,646	17	39,362	283
Net assets	$ 251	$ 14,646	$ 17	$ 39,362	$ 283

Net Assets
Accumulation units	$ 251	$ 14,646	$ 17	$ 39,362	$ 283
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 251	$ 14,646	$ 17	$ 39,362	$ 283

Total number of mutual fund shares	22,113	376,888	458	3,234,358	23,895

Cost of mutual fund shares	$ 267	$ 17,641	$ 18	$ 42,005	$ 322

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
Oppenheimer
	Strategic	ING PIMCO	ING PIMCO	ING Pioneer
	Income	Total Return	Total Return	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 404	$ 8,901	$ 896	$ 6,767	$ 1,519
Total assets	404	8,901	896	6,767	1,519
Net assets	$ 404	$ 8,901	$ 896	$ 6,767	$ 1,519

Net Assets
Accumulation units	$ 404	$ 8,901	$ 896	$ 6,767	$ 1,519
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 404	$ 8,901	$ 896	$ 6,767	$ 1,519

Total number of mutual fund shares	38,460	762,712	77,371	673,315	148,217

Cost of mutual fund shares	$ 400	$ 8,774	$ 875	$ 5,488	$ 1,392

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 655	$ 2,438	$ 1,006	$ 979	$ 291
Total assets	655	2,438	1,006	979	291
Net assets	$ 655	$ 2,438	$ 1,006	$ 979	$ 291

Net Assets
Accumulation units	$ 655	$ 2,438	$ 1,006	$ 979	$ 291
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 655	$ 2,438	$ 1,006	$ 979	$ 291

Total number of mutual fund shares	64,406	243,539	101,308	97,074	29,113

Cost of mutual fund shares	$ 575	$ 2,098	$ 1,043	$ 878	$ 284

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING T. Rowe
Price
			ING Solution	ING Solution	Diversified Mid
	ING Solution	ING Solution	Income	Income	Cap Growth
	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 545	$ 224	$ 2,964	$ 194	$ 42,710
Total assets	545	224	2,964	194	42,710
Net assets	$ 545	$ 224	$ 2,964	$ 194	$ 42,710

Net Assets
Accumulation units	$ 545	$ 224	$ 2,964	$ 194	$ 42,708
Contracts in payout (annuitization)	-	-	-	-	2
Total net assets	$ 545	$ 224	$ 2,964	$ 194	$ 42,710

Total number of mutual fund shares	54,073	22,429	284,183	18,713	6,365,073

Cost of mutual fund shares	$ 504	$ 206	$ 3,255	$ 179	$ 55,869

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING T. Rowe
	Price	ING T. Rowe	ING T. Rowe
	Diversified Mid	Price Growth	Price Growth	ING Templeton	ING Templeton
	Cap Growth	Equity	Equity	Foreign Equity Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 71	$ 3,194	$ 110	$ 854	$ 119
Total assets	71	3,194	110	854	119
Net assets	$ 71	$ 3,194	$ 110	$ 854	$ 119

Net Assets
Accumulation units	$ 71	$ 3,194	$ 110	$ 854	$ 119
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 71	$ 3,194	$ 110	$ 854	$ 119

Total number of mutual fund shares	10,769	68,462	2,383	82,086	11,518

Cost of mutual fund shares	$ 61	$ 3,417	$ 99	$ 795	$ 118

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N
Statements of Assets and Liabilities December 31, 2009
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van	ING Van
	ING Thornburg	Large Cap	Large Cap	Kampen	Kampen
	Value	Equity	Equity	Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 93	$ 3,051	$ 7	$ 4,364	$ 189
Total assets	93	3,051	7	4,364	189
Net assets	$ 93	$ 3,051	$ 7	$ 4,364	$ 189

Net Assets
Accumulation units	$ 93	$ 3,051	$ 7	$ 4,364	$ 189
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 93	$ 3,051	$ 7	$ 4,364	$ 189

Total number of mutual fund shares	3,196	378,479	897	486,522	21,128

Cost of mutual fund shares	$ 72	$ 3,601	$ 6	$ 5,363	$ 246

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N
Statements of Assets and Liabilities December 31, 2009
(Dollars in thousands)

	ING Van	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen Equity	Kampen Equity	Allocation	Allocation	Allocation
	and Income	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 9,777	$ 221	$ 3,685	$ 4,363	$ 6,462
Total assets	9,777	221	3,685	4,363	6,462
Net assets	$ 9,777	$ 221	$ 3,685	$ 4,363	$ 6,462

Net Assets
Accumulation units	$ 9,777	$ 221	$ 3,685	$ 4,363	$ 6,462
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 9,777	$ 221	$ 3,685	$ 4,363	$ 6,462

Total number of mutual fund shares	315,097	7,188	375,984	464,643	674,535

Cost of mutual fund shares	$ 11,258	$ 246	$ 3,977	$ 5,113	$ 6,741

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

ING BlackRock
Science and
	ING Growth	Technology	ING Index Plus	ING Index Plus	ING Index Plus
	and Income	Opportunities	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 1,592	$ 1,187	$ 2,861	$ 6,024	$ 3,329
Total assets	1,592	1,187	2,861	6,024	3,329
Net assets	$ 1,592	$ 1,187	$ 2,861	$ 6,024	$ 3,329

Net Assets
Accumulation units	$ 1,592	$ 1,187	$ 2,861	$ 6,024	$ 3,329
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,592	$ 1,187	$ 2,861	$ 6,024	$ 3,329

Total number of mutual fund shares	82,003	236,954	230,369	468,805	288,968

Cost of mutual fund shares	$ 1,797	$ 1,013	$ 3,225	$ 7,136	$ 4,167

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

	ING	ING	ING	ING Russell™	ING Russell™
	International	International	Opportunistic	Large Cap	Large Cap
	Index	Index	Large Cap	Growth Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 751	$ 43	$ 565	$ 39,508	$ 8,545
Total assets	751	43	565	39,508	8,545
Net assets	$ 751	$ 43	$ 565	$ 39,508	$ 8,545

Net Assets
Accumulation units	$ 751	$ 43	$ 565	$ 39,508	$ 8,545
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 751	$ 43	$ 565	$ 39,508	$ 8,545

Total number of mutual fund shares	91,498	5,270	58,854	3,076,921	957,982

Cost of mutual fund shares	$ 691	$ 40	$ 716	$ 33,533	$ 7,236

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

	ING Russell™		ING
	Mid Cap	ING Small	International	ING MidCap	ING SmallCap
	Growth Index	Company	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 541	$ 52	$ 14,714	$ 23,675	$ 12,540
Total assets	541	52	14,714	23,675	12,540
Net assets	$ 541	$ 52	$ 14,714	$ 23,675	$ 12,540

Net Assets
Accumulation units	$ 541	$ 52	$ 14,714	$ 23,673	$ 12,540
Contracts in payout (annuitization)	-	-	-	2	-
Total net assets	$ 541	$ 52	$ 14,714	$ 23,675	$ 12,540

Total number of mutual fund shares	41,216	3,494	1,739,245	2,621,791	779,829

Cost of mutual fund shares	$ 482	$ 52	$ 21,587	$ 17,247	$ 10,791

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Assets and Liabilities December 31, 2009 (Dollars in thousands)

Neuberger
	Lord Abbett	Berman AMT		PIMCO Real
	Series Fund -	Socially	Oppenheimer	Return	Pioneer High
	Mid-Cap Value	Responsive	Main Street	Portfolio -	Yield VCT
	Portfolio -	Portfolio® -	Small Cap	Administrative	Portfolio -
	Class VC	Class I	Fund®/VA	Class	Class I
Assets
Investments in mutual funds
at fair value	$ 1,148	$ 2,971	$ 124	$ 5,954	$ 1,634
Total assets	1,148	2,971	124	5,954	1,634
Net assets	$ 1,148	$ 2,971	$ 124	$ 5,954	$ 1,634

Net Assets
Accumulation units	$ 1,148	$ 2,971	$ 124	$ 5,954	$ 1,634
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,148	$ 2,971	$ 124	$ 5,954	$ 1,634

Total number of mutual fund shares	86,645	245,497	8,624	478,616	171,410

Cost of mutual fund shares	$ 1,480	$ 3,237	$ 134	$ 5,969	$ 1,546

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N
Statements of Assets and Liabilities December 31, 2009
(Dollars in thousands)

	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 3,179	$ 2,005
Total assets	3,179	2,005
Net assets	$ 3,179	$ 2,005

Net Assets
Accumulation units	$ 3,179	$ 2,005
Contracts in payout (annuitization)	-	-
Total net assets	$ 3,179	$ 2,005

Total number of mutual fund shares	137,936	73,041

Cost of mutual fund shares	$ 3,389	$ 2,218

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income	Contrafund®
	Series® Growth	Growth-Income	International	Portfolio -	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 34	$ 58	$ 59	$ 620	$ 810
Total investment income	34	58	59	620	810
Expenses:
Mortality and expense risk
and other charges	65	43	46	375	796
Total expenses	65	43	46	375	796
Net investment income (loss)	(31)	15	13	245	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(107)	(112)	(112)	(680)	(2,027)
Capital gains distributions	-	-	17	-	16
Total realized gain (loss) on investments
and capital gains distributions	(107)	(112)	(95)	(680)	(2,011)
Net unrealized appreciation
(depreciation) of investments	1,707	990	1,285	7,407	19,110
Net realized and unrealized gain (loss)
on investments	1,600	878	1,190	6,727	17,099
Net increase (decrease) in net assets
resulting from operations	$ 1,569	$ 893	$ 1,203	$ 6,972	$ 17,113

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Franklin Small
	Index 500	Grade Bond	Money Market	Cap Value	ING Balanced
	Portfolio -	Portfolio -	Portfolio -	Securities	Portfolio -
	Initial Class	Initial Class	Initial Class	Fund - Class 2	Class I
Net investment income (loss)
Income:
Dividends	$ 1,616	$ 1,334	$ 93	$ 26	$ 32
Total investment income	1,616	1,334	93	26	32
Expenses:
Mortality and expense risk
and other charges	879	214	177	23	10
Total expenses	879	214	177	23	10
Net investment income (loss)	737	1,120	(84)	3	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,898)	(116)	-	(521)	(59)
Capital gains distributions	1,384	60	-	73	-
Total realized gain (loss) on investments
and capital gains distributions	(514)	(56)	-	(448)	(59)
Net unrealized appreciation
(depreciation) of investments	14,195	934	-	805	148
Net realized and unrealized gain (loss)
on investments	13,681	878	-	357	89
Net increase (decrease) in net assets
resulting from operations	$ 14,418	$ 1,998	$ (84)	$ 360	$ 111

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

					ING BlackRock
		ING			Large Cap
	ING	AllianceBernstein	ING Artio	ING Artio	Growth
	Intermediate	Mid Cap Growth	Foreign	Foreign	Portfolio -
	Bond Portfolio -	Portfolio - Service	Portfolio -	Portfolio -	Institutional
	Class I	Class	Service Class	Service 2 Class	Class
Net investment income (loss)
Income:
Dividends	$ 144	$ -	$ 151	$ 14	$ 64
Total investment income	144	-	151	14	64
Expenses:
Mortality and expense risk
and other charges	29	3	59	6	149
Total expenses	29	3	59	6	149
Net investment income (loss)	115	(3)	92	8	(85)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(113)	(251)	(783)	(13)	(612)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(113)	(251)	(783)	(13)	(612)
Net unrealized appreciation
(depreciation) of investments	186	341	1,426	87	3,480
Net realized and unrealized gain (loss)
on investments	73	90	643	74	2,868
Net increase (decrease) in net assets
resulting from operations	$ 188	$ 87	$ 735	$ 82	$ 2,783

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		ING Clarion
	ING BlackRock	Global Real	ING FMRSM
	Large Cap	Estate	Diversified Mid	ING FMRSM	ING Global
	Growth	Portfolio -	Cap Portfolio -	Diversified Mid	Resources
	Portfolio -	Institutional	Institutional	Cap Portfolio -	Portfolio -
	Service Class	Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 69	$ -	$ 5	$ 19
Total investment income	-	69	-	5	19
Expenses:
Mortality and expense risk
and other charges	1	36	1	14	86
Total expenses	1	36	1	14	86
Net investment income (loss)	(1)	33	(1)	(9)	(67)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	(158)	(2)	(69)	(461)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	(158)	(2)	(69)	(461)
Net unrealized appreciation
(depreciation) of investments	19	909	18	409	2,436
Net realized and unrealized gain (loss)
on investments	8	751	16	340	1,975
Net increase (decrease) in net assets
resulting from operations	$ 7	$ 784	$ 15	$ 331	$ 1,908

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

			ING Index Plus
	ING Growth		International	ING Index Plus	ING JPMorgan
	and Income	ING Growth	Equity	International	Emerging
	Portfolio II -	and Income	Portfolio -	Equity	Markets Equity
	Institutional	Portfolio II -	Institutional	Portfolio -	Portfolio -
	Class	Service 2 Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 10	$ 1	$ 2	$ 39	$ 73
Total investment income	10	1	2	39	73
Expenses:
Mortality and expense risk
and other charges	2	-	-	5	78
Total expenses	2	-	-	5	78
Net investment income (loss)	8	1	2	34	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(220)	(10)	(27)	(455)	(190)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(220)	(10)	(27)	(455)	(190)
Net unrealized appreciation
(depreciation) of investments	252	14	31	523	3,081
Net realized and unrealized gain (loss)
on investments	32	4	4	68	2,891
Net increase (decrease) in net assets
resulting from operations	$ 40	$ 5	$ 6	$ 102	$ 2,886

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statement of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING JPMorgan			ING Lord
	Small Cap Core		ING Liquid	Abbett	ING Marsico
	Equity	ING Limited	Assets	Affiliated	Growth
	Portfolio -	Maturity Bond	Portfolio -	Portfolio -	Portfolio -
	Institutional	Portfolio -	Institutional	Institutional	Institutional
	Class	Service Class	Class	Class	Class
Net investment income (loss)
Income:
Dividends	$ 140	$ 366	$ 5	$ 6	$ 7
Total investment income	140	366	5	6	7
Expenses:
Mortality and expense risk
and other charges	249	108	25	8	8
Total expenses	249	108	25	8	8
Net investment income (loss)	(109)	258	(20)	(2)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,407)	(68)	-	(96)	(62)
Capital gains distributions	414	63	4	-	-
Total realized gain (loss) on investments
and capital gains distributions	(993)	(5)	4	(96)	(62)
Net unrealized appreciation
(depreciation) of investments	5,332	170	-	200	196
Net realized and unrealized gain (loss)
on investments	4,339	165	4	104	134
Net increase (decrease) in net assets
resulting from operations	$ 4,230	$ 423	$ (16)	$ 102	$ 133

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

			ING Marsico
			International
	ING Marsico	ING Marsico	Opportunities	ING MFS Total	ING MFS Total
	Growth	Growth	Portfolio -	Return	Return
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 234	$ 67	$ 3
Total investment income	1	-	234	67	3
Expenses:
Mortality and expense risk
and other charges	1	-	206	33	1
Total expenses	1	-	206	33	1
Net investment income (loss)	-	-	28	34	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	-	(944)	(219)	(1)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	-	(944)	(219)	(1)
Net unrealized appreciation
(depreciation) of investments	23	-	5,487	575	12
Net realized and unrealized gain (loss)
on investments	20	-	4,543	356	11
Net increase (decrease) in net assets
resulting from operations	$ 20	$ -	$ 4,571	$ 390	$ 13

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING Pioneer			ING Stock	ING T. Rowe
	Equity Income		ING Pioneer	Index	Price Capital
	Portfolio -	ING Pioneer	Mid Cap Value	Portfolio -	Appreciation
	Institutional	Fund Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ 3	$ 2	$ 212
Total investment income	-	2	3	2	212
Expenses:
Mortality and expense risk
and other charges	18	2	3	4	138
Total expenses	18	2	3	4	138
Net investment income (loss)	(18)	-	-	(2)	74

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(118)	(34)	(18)	(7)	(364)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(118)	(34)	(18)	(7)	(364)
Net unrealized appreciation
(depreciation) of investments	296	66	65	85	3,020
Net realized and unrealized gain (loss)
on investments	178	32	47	78	2,656
Net increase (decrease) in net assets
resulting from operations	$ 160	$ 32	$ 47	$ 76	$ 2,730

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING T. Rowe			ING Van	ING Van
	Price Equity	ING T. Rowe	ING T. Rowe	Kampen Capital	Kampen
	Income	Price Equity	Price Equity	Growth	Growth and
	Portfolio -	Income	Income	Portfolio -	Income
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Service 2 Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 69	$ 11	$ -	$ 303	$ 109
Total investment income	69	11	-	303	109
Expenses:
Mortality and expense risk
and other charges	26	24	2	241	116
Total expenses	26	24	2	241	116
Net investment income (loss)	43	(13)	(2)	62	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	23	(1,761)	(104)	(19,401)	(761)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	23	(1,761)	(104)	(19,401)	(761)
Net unrealized appreciation
(depreciation) of investments	656	1,916	112	26,054	2,508
Net realized and unrealized gain (loss)
on investments	679	155	8	6,653	1,747
Net increase (decrease) in net assets
resulting from operations	$ 722	$ 142	$ 6	$ 6,715	$ 1,740

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING Van
	Kampen		ING American	ING American	ING American
	Growth and	ING Money	Century Large	Century Large	Century Small-
	Income	Market	Company Value	Company Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Class I	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 4	$ -	$ 24
Total investment income	-	1	4	-	24
Expenses:
Mortality and expense risk
and other charges	1	6	2	-	17
Total expenses	1	6	2	-	17
Net investment income (loss)	(1)	(5)	2	-	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	-	(126)	(15)	(157)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	-	(126)	(15)	(157)
Net unrealized appreciation
(depreciation) of investments	14	-	136	15	539
Net realized and unrealized gain (loss)
on investments	9	-	10	-	382
Net increase (decrease) in net assets
resulting from operations	$ 8	$ (5)	$ 12	$ -	$ 389

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING American	ING Baron	ING Baron
	Century Small-	Small Cap	Small Cap	ING Davis New	ING Davis New
	Mid Cap Value	Growth	Growth	York Venture	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ -	$ 6	$ -
Total investment income	1	-	-	6	-
Expenses:
Mortality and expense risk
and other charges	1	34	2	9	1
Total expenses	1	34	2	9	1
Net investment income (loss)	-	(34)	(2)	(3)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(62)	(1)	(8)	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	(62)	(1)	(8)	(2)
Net unrealized appreciation
(depreciation) of investments	16	841	40	202	20
Net realized and unrealized gain (loss)
on investments	15	779	39	194	18
Net increase (decrease) in net assets
resulting from operations	$ 15	$ 745	$ 37	$ 191	$ 17

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING Fidelity®	ING Fidelity®
	VIP	VIP Equity-	ING Fidelity®	ING Fidelity®	ING JPMorgan
	Contrafund®	Income	VIP Growth	VIP Mid Cap	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 7	$ 6	$ -	$ 13	$ 68
Total investment income	7	6	-	13	68
Expenses:
Mortality and expense risk
and other charges	13	3	1	4	59
Total expenses	13	3	1	4	59
Net investment income (loss)	(6)	3	(1)	9	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(44)	(12)	(5)	(13)	(166)
Capital gains distributions	29	-	3	34	67
Total realized gain (loss) on investments
and capital gains distributions	(15)	(12)	(2)	21	(99)
Net unrealized appreciation
(depreciation) of investments	321	67	27	63	1,079
Net realized and unrealized gain (loss)
on investments	306	55	25	84	980
Net increase (decrease) in net assets
resulting from operations	$ 300	$ 58	$ 24	$ 93	$ 989

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		ING Legg	ING Legg
		Mason Partners	Mason Partners		ING Neuberger	ING
	ING JPMorgan	Aggressive	Aggressive		Berman	Oppenheimer
	Mid Cap Value	Growth	Growth		Partners	Global
	Portfolio -	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class		Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ -		$ 280	$ 822
Total investment income	3	-		-	280	822
Expenses:
Mortality and expense risk
and other charges	3	180		-	53	462
Total expenses	3	180		-	53	462
Net investment income (loss)	-	(180)		-	227	360

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	(650)		-	(5,080)	(546)
Capital gains distributions	3	-		-	-	594
Total realized gain (loss) on investments
and capital gains distributions	(5)	(650)		-	(5,080)	48
Net unrealized appreciation
(depreciation) of investments	54	4,307		4	5,886	10,438
Net realized and unrealized gain (loss)
on investments	49	3,657		4	806	10,486
Net increase (decrease) in net assets
resulting from operations	$ 49	$ 3,477	$ 4		$ 1,033	$ 10,846

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

		ING
	ING	Oppenheimer
	Oppenheimer	Strategic	ING PIMCO	ING PIMCO	ING Pioneer
	Global	Income	Total Return	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 4	$ 13	$ 253	$ 12	$ 346
Total investment income	4	13	253	12	346
Expenses:
Mortality and expense risk
and other charges	3	5	103	6	64
Total expenses	3	5	103	6	64
Net investment income (loss)	1	8	150	6	282

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(12)	35	(2)	(740)
Capital gains distributions	4	-	267	14	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	(12)	302	12	(740)
Net unrealized appreciation
(depreciation) of investments	70	66	339	22	2,574
Net realized and unrealized gain (loss)
on investments	65	54	641	34	1,834
Net increase (decrease) in net assets
resulting from operations	$ 66	$ 62	$ 791	$ 40	$ 2,116

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 43	$ 19	$ 51	$ 19	$ 18
Total investment income	43	19	51	19	18
Expenses:
Mortality and expense risk
and other charges	13	6	20	9	8
Total expenses	13	6	20	9	8
Net investment income (loss)	30	13	31	10	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	(11)	(48)	(6)	(26)
Capital gains distributions	9	4	1	-	1
Total realized gain (loss) on investments
and capital gains distributions	(1)	(7)	(47)	(6)	(25)
Net unrealized appreciation
(depreciation) of investments	195	95	417	135	187
Net realized and unrealized gain (loss)
on investments	194	88	370	129	162
Net increase (decrease) in net assets
resulting from operations	$ 224	$ 101	$ 401	$ 139	$ 172

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

				ING Solution	ING Solution
	ING Solution	ING Solution	ING Solution	Income	Income
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 6	$ 9	$ 2	$ 158	$ 7
Total investment income	6	9	2	158	7
Expenses:
Mortality and expense risk
and other charges	3	4	1	38	1
Total expenses	3	4	1	38	1
Net investment income (loss)	3	5	1	120	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	(7)	(3)	(31)	(6)
Capital gains distributions	-	3	1	11	1
Total realized gain (loss) on investments
and capital gains distributions	(3)	(4)	(2)	(20)	(5)
Net unrealized appreciation
(depreciation) of investments	54	93	24	316	18
Net realized and unrealized gain (loss)
on investments	51	89	22	296	13
Net increase (decrease) in net assets
resulting from operations	$ 54	$ 94	$ 23	$ 416	$ 19

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price	Price	ING T. Rowe	ING T. Rowe
	Diversified Mid	Diversified Mid	Price Growth	Price Growth	ING Templeton
	Cap Growth	Cap Growth	Equity	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 158	$ -	$ 5	$ -	$ -
Total investment income	158	-	5	-	-
Expenses:
Mortality and expense risk
and other charges	501	1	35	1	8
Total expenses	501	1	35	1	8
Net investment income (loss)	(343)	(1)	(30)	(1)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,082)	(1)	(73)	(4)	(113)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,082)	(1)	(73)	(4)	(113)
Net unrealized appreciation
(depreciation) of investments	14,785	17	978	31	266
Net realized and unrealized gain (loss)
on investments	13,703	16	905	27	153
Net increase (decrease) in net assets
resulting from operations	$ 13,360	$ 15	$ 875	$ 26	$ 145

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

			ING UBS U.S.	ING UBS U.S.	ING Van
	ING Templeton	ING Thornburg	Large Cap	Large Cap	Kampen
	Foreign Equity	Value	Equity	Equity	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 40	$ -	$ 99
Total investment income	-	1	40	-	99
Expenses:
Mortality and expense risk
and other charges	1	1	37	-	48
Total expenses	1	1	37	-	48
Net investment income (loss)	(1)	-	3	-	51

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(1)	(177)	(2)	(248)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	(1)	(177)	(2)	(248)
Net unrealized appreciation
(depreciation) of investments	33	25	892	4	1,075
Net realized and unrealized gain (loss)
on investments	28	24	715	2	827
Net increase (decrease) in net assets
resulting from operations	$ 27	$ 24	$ 718	$ 2	$ 878

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING Van	ING Van	ING Van	ING Strategic	ING Strategic
	Kampen	Kampen Equity	Kampen Equity	Allocation	Allocation
	Comstock	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 4	$ 175	$ 3	$ 187	$ 288
Total investment income	4	175	3	187	288
Expenses:
Mortality and expense risk
and other charges	2	124	2	33	43
Total expenses	2	124	2	33	43
Net investment income (loss)	2	51	1	154	245

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(379)	(2)	(159)	(128)
Capital gains distributions	-	-	-	-	158
Total realized gain (loss) on investments
and capital gains distributions	(4)	(379)	(2)	(159)	30
Net unrealized appreciation
(depreciation) of investments	41	2,078	34	391	482
Net realized and unrealized gain (loss)
on investments	37	1,699	32	232	512
Net increase (decrease) in net assets
resulting from operations	$ 39	$ 1,750	$ 33	$ 386	$ 757

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

			ING BlackRock
	ING Strategic		Science and
	Allocation	ING Growth	Technology	ING Index Plus	ING Index Plus
	Moderate	and Income	Opportunities	LargeCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 387	$ 21	$ -	$ 78	$ 86
Total investment income	387	21	-	78	86
Expenses:
Mortality and expense risk
and other charges	64	17	10	35	71
Total expenses	64	17	10	35	71
Net investment income (loss)	323	4	(10)	43	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(521)	(137)	(35)	(424)	(1,101)
Capital gains distributions	128	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(393)	(137)	(35)	(424)	(1,101)
Net unrealized appreciation
(depreciation) of investments	1,041	425	348	862	2,424
Net realized and unrealized gain (loss)
on investments	648	288	313	438	1,323
Net increase (decrease) in net assets
resulting from operations	$ 971	$ 292	$ 303	$ 481	$ 1,338

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

					ING
			ING		Opportunistic	ING
	ING Index Plus	ING	International		Large Cap	Opportunistic
	SmallCap	International	Index		Growth	Large Cap
	Portfolio -	Index Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Class I	Class I	Class S		Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 51	$ -	$ -		$ -	$ 16
Total investment income	51	-		-	-	16
Expenses:
Mortality and expense risk
and other charges	39	4		-	-	7
Total expenses	39	4		-	-	7
Net investment income (loss)	12	(4)		-	-	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(594)	2		-	(2)	(78)
Capital gains distributions	-	-		-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(594)	2		-	(2)	(78)
Net unrealized appreciation
(depreciation) of investments	1,165	60		3	5	133
Net realized and unrealized gain (loss)
on investments	571	62		3	3	55
Net increase (decrease) in net assets
resulting from operations	$ 583	$ 58	$ 3		$ 3	$ 64

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™		ING
	Large Cap	Large Cap	Mid Cap	ING Small	International
	Growth Index	Index	Growth Index	Company	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 222
Total investment income	-	-	-	-	222
Expenses:
Mortality and expense risk
and other charges	241	53	3	-	186
Total expenses	241	53	3	-	186
Net investment income (loss)	(241)	(53)	(3)	-	36

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	149	45	1	(3)	(942)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	149	45	1	(3)	(942)
Net unrealized appreciation
(depreciation) of investments	5,975	1,309	59	13	3,966
Net realized and unrealized gain (loss)
on investments	6,124	1,354	60	10	3,024
Net increase (decrease) in net assets
resulting from operations	$ 5,883	$ 1,301	$ 57	$ 10	$ 3,060

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

				Neuberger
			Lord Abbett	Berman AMT
	ING MidCap	ING SmallCap	Series Fund -	Socially	Oppenheimer
	Opportunities	Opportunities	Mid-Cap Value	Responsive	Main Street
	Portfolio -	Portfolio -	Portfolio -	Portfolio® -	Small Cap
	Class I	Class I	Class VC	Class I	Fund®/VA
Net investment income (loss)
Income:
Dividends	$ 46	$ -	$ 5	$ 56	$ 1
Total investment income	46	-	5	56	1
Expenses:
Mortality and expense risk
and other charges	277	151	12	34	1
Total expenses	277	151	12	34	1
Net investment income (loss)	(231)	(151)	(7)	22	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	192	187	(88)	(15)	(5)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	192	187	(88)	(15)	(5)
Net unrealized appreciation
(depreciation) of investments	6,857	2,859	318	664	36
Net realized and unrealized gain (loss)
on investments	7,049	3,046	230	649	31
Net increase (decrease) in net assets
resulting from operations	$ 6,818	$ 2,895	$ 223	$ 671	$ 31

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Operations For the year ended December 31, 2009 (Dollars in thousands)

	PIMCO Real
	Return	Pioneer High
	Portfolio -	Yield VCT
	Administrative	Portfolio -
	Class	Class I	Wanger Select	Wanger USA
Net investment income (loss)
Income:
Dividends	$ 156	$ 86	$ -	$ -
Total investment income	156	86	-	-
Expenses:
Mortality and expense risk
and other charges	71	16	32	20
Total expenses	71	16	32	20
Net investment income (loss)	85	70	(32)	(20)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(80)	(90)	(94)	(84)
Capital gains distributions	218	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	138	(90)	(94)	(84)
Net unrealized appreciation
(depreciation) of investments	546	536	1,277	632
Net realized and unrealized gain (loss)
on investments	684	446	1,183	548
Net increase (decrease) in net assets
resulting from operations	$ 769	$ 516	$ 1,151	$ 528

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		American	American
	American	Funds	Funds
	Funds	Insurance	Insurance	Fidelity® VIP
	Insurance	Series®	Series®	Equity-Income
	Series® Growth Growth-Income		International	Portfolio -
	Fund - Class 2	Fund - Class 2	Fund - Class 2	Initial Class
Net assets at January 1, 2008	$ 2,185	$ 1,642	$ 1,779	$ 54,401

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	17	25	380
Total realized gain (loss) on investments
and capital gains distributions	245	35	222	(392)
Net unrealized appreciation (depreciation)
of investments	(2,118)	(984)	(1,461)	(21,492)
Net increase (decrease) in net assets from operations	(1,886)	(932)	(1,214)	(21,504)
Changes from principal transactions:
Premiums	1,350	815	887	2,777
Death Benefits	(1)	-	(1)	(160)
Surrenders and withdrawals	(670)	(378)	(454)	(5,979)
Policy Loans	(26)	(16)	(18)	5
Contract charges	-	(1)	(1)	3
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	2,007	942	1,154	(3,803)
Increase (decrease) in net assets derived from
principal transactions	2,660	1,362	1,567	(7,157)
Total increase (decrease) in net assets	774	430	353	(28,661)
Net assets at December 31, 2008	2,959	2,072	2,132	25,740

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	15	13	245
Total realized gain (loss) on investments
and capital gains distributions	(107)	(112)	(95)	(680)
Net unrealized appreciation (depreciation)
of investments	1,707	990	1,285	7,407
Net increase (decrease) in net assets from operations	1,569	893	1,203	6,972
Changes from principal transactions:
Premiums	1,903	1,213	1,274	1,955
Death Benefits	(14)	(13)	(14)	(91)
Surrenders and withdrawals	(412)	(188)	(216)	(2,398)
Policy Loans	15	8	2	70
Contract Charges	(8)	(4)	(5)	6
Transfers between Divisions
(including fixed account), net	489	448	313	(1,153)
Increase (decrease) in net assets derived from
principal transactions	1,973	1,464	1,354	(1,611)
Total increase (decrease) in net assets	3,542	2,357	2,557	5,361
Net assets at December 31, 2009	$ 6,501	$ 4,429	$ 4,689	$ 31,101

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Money Market
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2008	$ 105,338	$ 113,357	$ 19,220	$ 12,019

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(363)	586	502	201
Total realized gain (loss) on investments
and capital gains distributions	1,435	278	(198)	-
Net unrealized appreciation (depreciation)
of investments	(43,922)	(40,784)	(1,148)	-
Net increase (decrease) in net assets from operations	(42,850)	(39,920)	(844)	201
Changes from principal transactions:
Premiums	6,394	5,987	1,479	3,906
Death Benefits	(177)	(139)	(43)	(4)
Surrenders and withdrawals	(10,333)	(11,944)	(2,740)	(3,565)
Policy Loans	(195)	45	8	(78)
Contract charges	(13)	7	3	1
Annuity payments	-	-	-	(3)
Transfers between Divisions
(including fixed account), net	(5,509)	(6,243)	(1,782)	1,383
Increase (decrease) in net assets derived from
principal transactions	(9,833)	(12,287)	(3,075)	1,640
Total increase (decrease) in net assets	(52,683)	(52,207)	(3,919)	1,841
Net assets at December 31, 2008	52,655	61,150	15,301	13,860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	737	1,120	(84)
Total realized gain (loss) on investments
and capital gains distributions	(2,011)	(514)	(56)	-
Net unrealized appreciation (depreciation)
of investments	19,110	14,195	934	-
Net increase (decrease) in net assets from operations	17,113	14,418	1,998	(84)
Changes from principal transactions:
Premiums	4,974	4,405	1,551	11,638
Death Benefits	(166)	(104)	(15)	(5)
Surrenders and withdrawals	(5,412)	(6,088)	(1,474)	(2,697)
Policy Loans	130	370	13	39
Contract Charges	(13)	11	1	4
Transfers between Divisions
(including fixed account), net	(2,011)	(2,079)	(1,395)	(11,340)
Increase (decrease) in net assets derived from
principal transactions	(2,498)	(3,485)	(1,319)	(2,361)
Total increase (decrease) in net assets	14,615	10,933	679	(2,445)
Net assets at December 31, 2009	$ 67,270	$ 72,083	$ 15,980	$ 11,415

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
	Franklin Small		ING	AllianceBernstein
	Cap Value	ING Balanced	Intermediate	Mid Cap Growth
	Securities Fund	Portfolio -	Bond Portfolio -	Portfolio - Service
	- Class 2	Class I	Class I	Class
Net assets at January 1, 2008	$ 1,677	$ 1,341	$ 1,435	$ 603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	26	97	(7)
Total realized gain (loss) on investments
and capital gains distributions	79	29	28	58
Net unrealized appreciation (depreciation)
of investments	(633)	(398)	(327)	(336)
Net increase (decrease) in net assets from operations	(558)	(343)	(202)	(285)
Changes from principal transactions:
Premiums	345	3	434	83
Death Benefits	-	-	(2)	-
Surrenders and withdrawals	(211)	(213)	(190)	(32)
Policy Loans	(8)	(2)	1	2
Contract charges	(1)	(1)	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	68	(73)	628	(43)
Increase (decrease) in net assets derived from
principal transactions	193	(286)	870	10
Total increase (decrease) in net assets	(365)	(629)	668	(275)
Net assets at December 31, 2008	1,312	712	2,103	328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	22	115	(3)
Total realized gain (loss) on investments
and capital gains distributions	(448)	(59)	(113)	(251)
Net unrealized appreciation (depreciation)
of investments	805	148	186	341
Net increase (decrease) in net assets from operations	360	111	188	87
Changes from principal transactions:
Premiums	443	-	413	39
Death Benefits	-	(4)	(9)	-
Surrenders and withdrawals	(107)	(99)	(114)	(12)
Policy Loans	3	-	(7)	2
Contract Charges	(1)	(1)	(2)	-
Transfers between Divisions
(including fixed account), net	71	(4)	(303)	(444)
Increase (decrease) in net assets derived from
principal transactions	409	(108)	(22)	(415)
Total increase (decrease) in net assets	769	3	166	(328)
Net assets at December 31, 2009	$ 2,081	$ 715	$ 2,269	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING BlackRock
			Large Cap	ING BlackRock
	ING Artio	ING Artio	Growth	Large Cap
	Foreign	Foreign	Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service 2 Class	Class	Service Class
Net assets at January 1, 2008	$ 8,979	$ 473	$ 18,207	$ 39

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(94)	(6)	(168)	-
Total realized gain (loss) on investments
and capital gains distributions	582	38	891	3
Net unrealized appreciation (depreciation)
of investments	(4,153)	(288)	(7,615)	(20)
Net increase (decrease) in net assets from operations	(3,665)	(256)	(6,892)	(17)
Changes from principal transactions:
Premiums	949	203	1,003	9
Death Benefits	(5)	-	(34)	-
Surrenders and withdrawals	(905)	(20)	(1,709)	(2)
Policy Loans	(2)	-	(2)	-
Contract charges	(1)	(1)	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1,025)	(26)	(755)	-
Increase (decrease) in net assets derived from
principal transactions	(989)	156	(1,498)	7
Total increase (decrease) in net assets	(4,654)	(100)	(8,390)	(10)
Net assets at December 31, 2008	4,325	373	9,817	29

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	8	(85)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(783)	(13)	(612)	(11)
Net unrealized appreciation (depreciation)
of investments	1,426	87	3,480	19
Net increase (decrease) in net assets from operations	735	82	2,783	7
Changes from principal transactions:
Premiums	675	87	757	5
Death Benefits	(1)	-	(37)	-
Surrenders and withdrawals	(320)	(15)	(888)	(1)
Policy Loans	(8)	(4)	59	-
Contract Charges	(2)	(1)	1	-
Transfers between Divisions
(including fixed account), net	(782)	(6)	(194)	16
Increase (decrease) in net assets derived from
principal transactions	(438)	61	(302)	20
Total increase (decrease) in net assets	297	143	2,481	27
Net assets at December 31, 2009	$ 4,622	$ 516	$ 12,298	$ 56

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Clarion	ING FMRSM
	Global Real	Diversified Mid	ING FMRSM	ING Global
	Estate Portfolio	Cap Portfolio -	Diversified Mid	Resources
	- Institutional	Institutional	Cap Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 5	$ 1,141	$ 9,382

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	-	(7)	24
Total realized gain (loss) on investments
and capital gains distributions	(56)	2	75	1,354
Net unrealized appreciation (depreciation)
of investments	(959)	(17)	(589)	(5,599)
Net increase (decrease) in net assets from operations	(1,026)	(15)	(521)	(4,221)
Changes from principal transactions:
Premiums	227	36	190	1,284
Death Benefits	-	-	-	(8)
Surrenders and withdrawals	(81)	-	(116)	(1,159)
Policy Loans	(4)	-	(2)	(1)
Contract charges	(1)	-	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	3,156	-	114	120
Increase (decrease) in net assets derived from
principal transactions	3,297	36	186	235
Total increase (decrease) in net assets	2,271	21	(335)	(3,986)
Net assets at December 31, 2008	2,271	26	806	5,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	(1)	(9)	(67)
Total realized gain (loss) on investments
and capital gains distributions	(158)	(2)	(69)	(461)
Net unrealized appreciation (depreciation)
of investments	909	18	409	2,436
Net increase (decrease) in net assets from operations	784	15	331	1,908
Changes from principal transactions:
Premiums	574	14	264	1,510
Death Benefits	-	-	(5)	(24)
Surrenders and withdrawals	(207)	(5)	(120)	(374)
Policy Loans	6	-	(2)	(11)
Contract Charges	(2)	-	(1)	(4)
Transfers between Divisions
(including fixed account), net	(135)	28	82	(684)
Increase (decrease) in net assets derived from
principal transactions	236	37	218	413
Total increase (decrease) in net assets	1,020	52	549	2,321
Net assets at December 31, 2009	$ 3,291	$ 78	$ 1,355	$ 7,717

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Growth		ING Index Plus
	and Income	ING Growth	International	ING Index Plus
	Portfolio II -	and Income	Equity Portfolio	International
	Institutional	Portfolio II -	- Institutional	Equity Portfolio
	Class	Service 2 Class	Class	- Service Class
Net assets at January 1, 2008	$ 325	$ 34	$ 34	$ 1,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	-	2	64
Total realized gain (loss) on investments
and capital gains distributions	47	(8)	8	(40)
Net unrealized appreciation (depreciation)
of investments	(251)	(14)	(30)	(596)
Net increase (decrease) in net assets from operations	(207)	(22)	(20)	(572)
Changes from principal transactions:
Premiums	66	12	22	44
Death Benefits	-	-	-	-
Surrenders and withdrawals	(31)	4	-	(74)
Policy Loans	10	-	(2)	(1)
Contract charges	-	-	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	72	(7)	(7)	77
Increase (decrease) in net assets derived from
principal transactions	117	9	13	45
Total increase (decrease) in net assets	(90)	(13)	(7)	(527)
Net assets at December 31, 2008	235	21	27	599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1	2	34
Total realized gain (loss) on investments
and capital gains distributions	(220)	(10)	(27)	(455)
Net unrealized appreciation (depreciation)
of investments	252	14	31	523
Net increase (decrease) in net assets from operations	40	5	6	102
Changes from principal transactions:
Premiums	33	6	3	26
Death Benefits	-	-	-	(7)
Surrenders and withdrawals	(4)	-	-	(27)
Policy Loans	-	-	(1)	1
Contract Charges	-	-	-	(1)
Transfers between Divisions
(including fixed account), net	(304)	(32)	(35)	(693)
Increase (decrease) in net assets derived from
principal transactions	(275)	(26)	(33)	(701)
Total increase (decrease) in net assets	(235)	(21)	(27)	(599)
Net assets at December 31, 2009	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	ING Limited	ING Liquid
	Markets Equity	Equity Portfolio	Maturity Bond	Assets Portfolio
	Portfolio -	- Institutional	Portfolio -	- Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2008	$ 9,360	$ 29,981	$ 8,759	$ 1,526

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	(149)	445	22
Total realized gain (loss) on investments
and capital gains distributions	891	858	42	-
Net unrealized appreciation (depreciation)
of investments	(5,418)	(9,047)	(632)	-
Net increase (decrease) in net assets from operations	(4,465)	(8,338)	(145)	22
Changes from principal transactions:
Premiums	992	1,616	562	148
Death Benefits	(5)	(22)	(1)	-
Surrenders and withdrawals	(625)	(3,425)	(1,328)	(1,147)
Policy Loans	(34)	22	39	2
Contract charges	(2)	2	1	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1,494)	(2,378)	329	1,011
Increase (decrease) in net assets derived from
principal transactions	(1,168)	(4,185)	(398)	14
Total increase (decrease) in net assets	(5,633)	(12,523)	(543)	36
Net assets at December 31, 2008	3,727	17,458	8,216	1,562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(109)	258	(20)
Total realized gain (loss) on investments
and capital gains distributions	(190)	(993)	(5)	4
Net unrealized appreciation (depreciation)
of investments	3,081	5,332	170	-
Net increase (decrease) in net assets from operations	2,886	4,230	423	(16)
Changes from principal transactions:
Premiums	1,038	1,333	720	418
Death Benefits	(5)	(21)	(8)	-
Surrenders and withdrawals	(389)	(2,058)	(678)	(993)
Policy Loans	(9)	85	(8)	-
Contract Charges	(3)	3	-	(1)
Transfers between Divisions
(including fixed account), net	1,112	(983)	(523)	644
Increase (decrease) in net assets derived from
principal transactions	1,744	(1,641)	(497)	68
Total increase (decrease) in net assets	4,630	2,589	(74)	52
Net assets at December 31, 2009	$ 8,357	$ 20,047	$ 8,142	$ 1,614
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Lord
	Abbett	ING Marsico
	Affiliated	Growth	ING Marsico	ING Marsico
	Portfolio -	Portfolio -	Growth	Growth
	Institutional	Institutional	Portfolio -	Portfolio -
	Class	Class	Service Class	Service 2 Class
Net assets at January 1, 2008	$ 684	$ -	$ 647	$ 25

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	(1)	(3)	-
Total realized gain (loss) on investments
and capital gains distributions	42	(37)	15	-
Net unrealized appreciation (depreciation)
of investments	(319)	(241)	(84)	(3)
Net increase (decrease) in net assets from operations	(264)	(279)	(72)	(3)
Changes from principal transactions:
Premiums	89	98	62	17
Death Benefits	-	(6)	-	-
Surrenders and withdrawals	(72)	(14)	(17)	-
Policy Loans	(2)	(1)	-	-
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	52	690	(560)	(39)
Increase (decrease) in net assets derived from
principal transactions	67	767	(515)	(22)
Total increase (decrease) in net assets	(197)	488	(587)	(25)
Net assets at December 31, 2008	487	488	60	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(96)	(62)	(3)	-
Net unrealized appreciation (depreciation)
of investments	200	196	23	-
Net increase (decrease) in net assets from operations	102	133	20	-
Changes from principal transactions:
Premiums	144	95	23	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	(88)	(31)	-	-
Policy Loans	3	2	-	-
Contract Charges	-	(1)	-	-
Transfers between Divisions
(including fixed account), net	(4)	(41)	(8)	-
Increase (decrease) in net assets derived from
principal transactions	55	24	15	-
Total increase (decrease) in net assets	157	157	35	-
Net assets at December 31, 2009	$ 644	$ 645	$ 95	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Marsico
	International			ING Pioneer
	Opportunities			Equity Income
	Portfolio -	ING MFS Total	ING MFS Total	Portfolio -
	Institutional	Return Portfolio Return Portfolio		Institutional
	Class	- Service Class	- Service 2 Class	Class
Net assets at January 1, 2008	$ 30,432	$ 4,082	$ 47	$ 2,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	115	3	24
Total realized gain (loss) on investments
and capital gains distributions	1,722	(7)	5	(119)
Net unrealized appreciation (depreciation)
of investments	(15,760)	(841)	(25)	(510)
Net increase (decrease) in net assets from operations	(14,083)	(733)	(17)	(605)
Changes from principal transactions:
Premiums	1,656	262	30	365
Death Benefits	(19)	(1)	-	-
Surrenders and withdrawals	(3,261)	(553)	(3)	(330)
Policy Loans	(67)	5	-	(6)
Contract charges	(8)	(1)	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1,584)	(984)	3	(291)
Increase (decrease) in net assets derived from
principal transactions	(3,283)	(1,272)	30	(263)
Total increase (decrease) in net assets	(17,366)	(2,005)	13	(868)
Net assets at December 31, 2008	13,066	2,077	60	1,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	34	2	(18)
Total realized gain (loss) on investments
and capital gains distributions	(944)	(219)	(1)	(118)
Net unrealized appreciation (depreciation)
of investments	5,487	575	12	296
Net increase (decrease) in net assets from operations	4,571	390	13	160
Changes from principal transactions:
Premiums	1,219	614	40	278
Death Benefits	(16)	(1)	-	(6)
Surrenders and withdrawals	(1,348)	(247)	8	(90)
Policy Loans	6	3	-	(3)
Contract Charges	(6)	(2)	-	(1)
Transfers between Divisions
(including fixed account), net	(552)	(1)	5	(134)
Increase (decrease) in net assets derived from
principal transactions	(697)	366	53	44
Total increase (decrease) in net assets	3,874	756	66	204
Net assets at December 31, 2009	$ 16,940	$ 2,833	$ 126	$ 1,470

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING T. Rowe
		ING Pioneer	ING Stock	Price Capital
	ING Pioneer	Mid Cap Value	Index Portfolio -	Appreciation
	Fund Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ 119	$ 128	$ 198	$ 9,875

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	5	279
Total realized gain (loss) on investments
and capital gains distributions	-	(3)	(6)	590
Net unrealized appreciation (depreciation)
of investments	(63)	(53)	(92)	(3,943)
Net increase (decrease) in net assets from operations	(61)	(55)	(93)	(3,074)
Changes from principal transactions:
Premiums	39	68	79	1,599
Death Benefits	-	-	-	(1)
Surrenders and withdrawals	-	(14)	(7)	(1,300)
Policy Loans	(2)	-	(3)	(15)
Contract charges	-	-	-	(2)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	41	6	2	1,035
Increase (decrease) in net assets derived from
principal transactions	78	60	71	1,316
Total increase (decrease) in net assets	17	5	(22)	(1,758)
Net assets at December 31, 2008	136	133	176	8,117

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(2)	74
Total realized gain (loss) on investments
and capital gains distributions	(34)	(18)	(7)	(364)
Net unrealized appreciation (depreciation)
of investments	66	65	85	3,020
Net increase (decrease) in net assets from operations	32	47	76	2,730
Changes from principal transactions:
Premiums	63	72	114	1,529
Death Benefits	-	-	-	(1)
Surrenders and withdrawals	(3)	(6)	(6)	(776)
Policy Loans	(1)	(1)	-	27
Contract Charges	-	-	-	(4)
Transfers between Divisions
(including fixed account), net	(24)	47	28	1,171
Increase (decrease) in net assets derived from
principal transactions	35	112	136	1,946
Total increase (decrease) in net assets	67	159	212	4,676
Net assets at December 31, 2009	$ 203	$ 292	$ 388	$ 12,793

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING T. Rowe			ING Van
	Price Equity	ING T. Rowe	ING T. Rowe	Kampen Capital
	Income	Price Equity	Price Equity	Growth
	Portfolio -	Income	Income	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service 2 Class	Class
Net assets at January 1, 2008	$ -	$ 5,084	$ 253	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	117	7	(383)
Total realized gain (loss) on investments
and capital gains distributions	-	234	15	(52)
Net unrealized appreciation (depreciation)
of investments	-	(2,163)	(121)	(26,054)
Net increase (decrease) in net assets from operations	-	(1,812)	(99)	(26,489)
Changes from principal transactions:
Premiums	-	640	99	2,052
Death Benefits	-	(2)	-	(113)
Surrenders and withdrawals	-	(571)	(13)	(4,351)
Policy Loans	-	4	-	103
Contract charges	-	(2)	-	3
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	(207)	(20)	57,483
Increase (decrease) in net assets derived from
principal transactions	-	(138)	66	55,177
Total increase (decrease) in net assets	-	(1,950)	(33)	28,688
Net assets at December 31, 2008	-	3,134	220	28,688

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43	(13)	(2)	62
Total realized gain (loss) on investments
and capital gains distributions	23	(1,761)	(104)	(19,401)
Net unrealized appreciation (depreciation)
of investments	656	1,916	112	26,054
Net increase (decrease) in net assets from operations	722	142	6	6,715
Changes from principal transactions:
Premiums	277	366	22	1,298
Death Benefits	(6)	-	-	(27)
Surrenders and withdrawals	(186)	(149)	(7)	(1,813)
Policy Loans	(4)	6	-	194
Contract Charges	(1)	(1)	-	(2)
Transfers between Divisions
(including fixed account), net	3,548	(3,186)	(241)	(35,053)
Increase (decrease) in net assets derived from
principal transactions	3,628	(2,964)	(226)	(35,403)
Total increase (decrease) in net assets	4,350	(2,822)	(220)	(28,688)
Net assets at December 31, 2009	$ 4,350	$ 312	$ -	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen		ING American
	Growth and	Growth and	ING Money	Century Large
	Income	Income	Market	Company Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Class I	Initial Class
Net assets at January 1, 2008	$ 16,217	$ 39	$ 163	$ 186

Increase (decrease) in net assets
Operations:
Net investment income (loss)	268	1	5	25
Total realized gain (loss) on investments
and capital gains distributions	(99)	1	-	16
Net unrealized appreciation (depreciation)
of investments	(4,760)	(16)	(3)	(121)
Net increase (decrease) in net assets from operations	(4,591)	(14)	2	(80)
Changes from principal transactions:
Premiums	938	16	593	65
Death Benefits	(69)	-	-	-
Surrenders and withdrawals	(1,770)	(1)	243	(9)
Policy Loans	(27)	(1)	-	-
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(2,545)	(9)	(668)	17
Increase (decrease) in net assets derived from
principal transactions	(3,473)	5	168	73
Total increase (decrease) in net assets	(8,064)	(9)	170	(7)
Net assets at December 31, 2008	8,153	30	333	179

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(1)	(5)	2
Total realized gain (loss) on investments
and capital gains distributions	(761)	(5)	-	(126)
Net unrealized appreciation (depreciation)
of investments	2,508	14	-	136
Net increase (decrease) in net assets from operations	1,740	8	(5)	12
Changes from principal transactions:
Premiums	753	14	264	77
Death Benefits	(13)	-	-	-
Surrenders and withdrawals	(813)	(8)	(4)	(1)
Policy Loans	18	-	-	-
Contract Charges	1	-	-	-
Transfers between Divisions
(including fixed account), net	(430)	-	(124)	(267)
Increase (decrease) in net assets derived from
principal transactions	(484)	6	136	(191)
Total increase (decrease) in net assets	1,256	14	131	(179)
Net assets at December 31, 2009	$ 9,409	$ 44	$ 464	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING American	ING American	ING American	ING Baron
	Century Large	Century Small-	Century Small-	Small Cap
	Company Value	Mid Cap Value	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 11	$ 1,311	$ 22	$ 3,239

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(4)	-	(38)
Total realized gain (loss) on investments
and capital gains distributions	5	41	4	86
Net unrealized appreciation (depreciation)
of investments	(15)	(406)	(14)	(1,430)
Net increase (decrease) in net assets from operations	(8)	(369)	(10)	(1,382)
Changes from principal transactions:
Premiums	11	220	19	496
Death Benefits	-	-	-	(4)
Surrenders and withdrawals	-	(95)	-	(216)
Policy Loans	-	(3)	-	2
Contract charges	-	-	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	(44)	-	(182)
Increase (decrease) in net assets derived from
principal transactions	10	78	19	95
Total increase (decrease) in net assets	2	(291)	9	(1,287)
Net assets at December 31, 2008	13	1,020	31	1,952

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	7	-	(34)
Total realized gain (loss) on investments
and capital gains distributions	(15)	(157)	(1)	(62)
Net unrealized appreciation (depreciation)
of investments	15	539	16	841
Net increase (decrease) in net assets from operations	-	389	15	745
Changes from principal transactions:
Premiums	1	206	15	542
Death Benefits	-	(6)	-	(2)
Surrenders and withdrawals	-	(69)	(1)	(102)
Policy Loans	-	3	-	(4)
Contract Charges	-	-	-	(1)
Transfers between Divisions
(including fixed account), net	(14)	33	2	(3)
Increase (decrease) in net assets derived from
principal transactions	(13)	167	16	430
Total increase (decrease) in net assets	(13)	556	31	1,175
Net assets at December 31, 2009	$ -	$ 1,576	$ 62	$ 3,127

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Baron			ING Fidelity®
	Small Cap	ING Davis New	ING Davis New	VIP
	Growth	York Venture	York Venture	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2008	$ 114	$ 598	$ 18	$ 1,087

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(3)	(1)	36
Total realized gain (loss) on investments
and capital gains distributions	(1)	(7)	1	184
Net unrealized appreciation (depreciation)
of investments	(58)	(248)	(28)	(746)
Net increase (decrease) in net assets from operations	(61)	(258)	(28)	(526)
Changes from principal transactions:
Premiums	48	137	58	291
Death Benefits	-	-	-	-
Surrenders and withdrawals	(3)	(46)	-	(52)
Policy Loans	(1)	-	-	(1)
Contract charges	-	-	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(4)	12	(3)	(45)
Increase (decrease) in net assets derived from
principal transactions	40	103	55	192
Total increase (decrease) in net assets	(21)	(155)	27	(334)
Net assets at December 31, 2008	93	443	45	753

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(3)	(1)	(6)
Total realized gain (loss) on investments
and capital gains distributions	(1)	(8)	(2)	(15)
Net unrealized appreciation (depreciation)
of investments	40	202	20	321
Net increase (decrease) in net assets from operations	37	191	17	300
Changes from principal transactions:
Premiums	27	162	24	280
Death Benefits	-	-	-	-
Surrenders and withdrawals	(2)	(5)	-	(58)
Policy Loans	-	1	-	(4)
Contract Charges	-	-	-	(2)
Transfers between Divisions
(including fixed account), net	2	137	(3)	21
Increase (decrease) in net assets derived from
principal transactions	27	295	21	237
Total increase (decrease) in net assets	64	486	38	537
Net assets at December 31, 2009	$ 157	$ 929	$ 83	$ 1,290

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Fidelity®
	VIP Equity-	ING Fidelity®	ING Fidelity®	ING JPMorgan
	Income	VIP Growth	VIP Mid Cap	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 217	$ 14	$ 312	$ 6,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	(3)	60
Total realized gain (loss) on investments
and capital gains distributions	18	-	14	427
Net unrealized appreciation (depreciation)
of investments	(131)	(9)	(151)	(2,464)
Net increase (decrease) in net assets from operations	(111)	(9)	(140)	(1,977)
Changes from principal transactions:
Premiums	94	15	86	723
Death Benefits	-	-	-	-
Surrenders and withdrawals	(2)	(2)	(16)	(483)
Policy Loans	(5)	-	-	(11)
Contract charges	(1)	-	-	1
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(24)	59	(18)	(690)
Increase (decrease) in net assets derived from
principal transactions	62	72	52	(460)
Total increase (decrease) in net assets	(49)	63	(88)	(2,437)
Net assets at December 31, 2008	168	77	224	3,820

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(1)	9	9
Total realized gain (loss) on investments
and capital gains distributions	(12)	(2)	21	(99)
Net unrealized appreciation (depreciation)
of investments	67	27	63	1,079
Net increase (decrease) in net assets from operations	58	24	93	989
Changes from principal transactions:
Premiums	66	27	94	713
Death Benefits	-	-	-	(8)
Surrenders and withdrawals	(6)	(7)	(27)	(226)
Policy Loans	(3)	-	-	29
Contract Charges	(1)	-	(1)	-
Transfers between Divisions
(including fixed account), net	16	-	(27)	(137)
Increase (decrease) in net assets derived from
principal transactions	72	20	39	371
Total increase (decrease) in net assets	130	44	132	1,360
Net assets at December 31, 2009	$ 298	$ 121	$ 356	$ 5,180

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Legg	ING Legg
		Mason Partners	Mason Partners	ING Neuberger
	ING JPMorgan	Aggressive	Aggressive	Berman
	Mid Cap Value	Growth	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 174	$ 22,899	$ 9	$ 16,466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(252)	-	(142)
Total realized gain (loss) on investments
and capital gains distributions	12	(409)	-	(384)
Net unrealized appreciation (depreciation)
of investments	(67)	(7,811)	(5)	(7,180)
Net increase (decrease) in net assets from operations	(53)	(8,472)	(5)	(7,706)
Changes from principal transactions:
Premiums	27	1,096	4	816
Death Benefits	-	(33)	-	(22)
Surrenders and withdrawals	(3)	(2,133)	-	(1,966)
Policy Loans	-	34	-	(19)
Contract charges	-	(1)	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	39	(1,303)	-	(808)
Increase (decrease) in net assets derived from
principal transactions	63	(2,340)	4	(2,000)
Total increase (decrease) in net assets	10	(10,812)	(1)	(9,706)
Net assets at December 31, 2008	184	12,087	8	6,760

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(180)	-	227
Total realized gain (loss) on investments
and capital gains distributions	(5)	(650)	-	(5,080)
Net unrealized appreciation (depreciation)
of investments	54	4,307	4	5,886
Net increase (decrease) in net assets from operations	49	3,477	4	1,033
Changes from principal transactions:
Premiums	31	803	5	305
Death Benefits	-	(51)	-	(12)
Surrenders and withdrawals	(8)	(1,210)	-	(365)
Policy Loans	-	85	-	27
Contract Charges	-	(1)	-	-
Transfers between Divisions
(including fixed account), net	(5)	(544)	-	(7,748)
Increase (decrease) in net assets derived from
principal transactions	18	(918)	5	(7,793)
Total increase (decrease) in net assets	67	2,559	9	(6,760)
Net assets at December 31, 2009	$ 251	$ 14,646	$ 17	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING
			Oppenheimer
	ING	ING	Strategic	ING PIMCO
	Oppenheimer	Oppenheimer	Income	Total Return
	Global Portfolio	Global Portfolio	Portfolio -	Portfolio -
	- Initial Class	- Service Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 57,830	$ 222	$ 332	$ 3,416

Increase (decrease) in net assets
Operations:
Net investment income (loss)	408	2	13	185
Total realized gain (loss) on investments
and capital gains distributions	4,158	15	-	116
Net unrealized appreciation (depreciation)
of investments	(26,764)	(126)	(78)	(427)
Net increase (decrease) in net assets from operations	(22,198)	(109)	(65)	(126)
Changes from principal transactions:
Premiums	3,065	67	56	877
Death Benefits	(95)	-	-	-
Surrenders and withdrawals	(5,183)	(20)	(23)	(936)
Policy Loans	(12)	-	(1)	(7)
Contract charges	(2)	-	-	(2)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(3,508)	3	37	2,544
Increase (decrease) in net assets derived from
principal transactions	(5,735)	50	69	2,476
Total increase (decrease) in net assets	(27,933)	(59)	4	2,350
Net assets at December 31, 2008	29,897	163	336	5,766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	360	1	8	150
Total realized gain (loss) on investments
and capital gains distributions	48	(5)	(12)	302
Net unrealized appreciation (depreciation)
of investments	10,438	70	66	339
Net increase (decrease) in net assets from operations	10,846	66	62	791
Changes from principal transactions:
Premiums	2,458	58	81	1,608
Death Benefits	(75)	-	-	(59)
Surrenders and withdrawals	(2,963)	(17)	(12)	(558)
Policy Loans	117	-	-	(34)
Contract Charges	(2)	-	-	(4)
Transfers between Divisions
(including fixed account), net	(916)	13	(63)	1,391
Increase (decrease) in net assets derived from
principal transactions	(1,381)	54	6	2,344
Total increase (decrease) in net assets	9,465	120	68	3,135
Net assets at December 31, 2009	$ 39,362	$ 283	$ 404	$ 8,901

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Initial Class	Service Class
Net assets at January 1, 2008	$ 72	$ 863	$ 20	$ 87

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	150	1	-
Total realized gain (loss) on investments
and capital gains distributions	2	(179)	5	(11)
Net unrealized appreciation (depreciation)
of investments	(5)	(1,281)	(68)	(23)
Net increase (decrease) in net assets from operations	-	(1,310)	(62)	(34)
Changes from principal transactions:
Premiums	60	317	425	133
Death Benefits	-	(18)	-	-
Surrenders and withdrawals	(2)	(377)	-	(4)
Policy Loans	-	2	-	(5)
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	75	3,712	118	31
Increase (decrease) in net assets derived from
principal transactions	133	3,636	543	155
Total increase (decrease) in net assets	133	2,326	481	121
Net assets at December 31, 2008	205	3,189	501	208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	282	30	13
Total realized gain (loss) on investments
and capital gains distributions	12	(740)	(1)	(7)
Net unrealized appreciation (depreciation)
of investments	22	2,574	195	95
Net increase (decrease) in net assets from operations	40	2,116	224	101
Changes from principal transactions:
Premiums	570	305	692	227
Death Benefits	-	(8)	(7)	-
Surrenders and withdrawals	5	(378)	(12)	27
Policy Loans	(1)	(29)	(14)	-
Contract Charges	-	-	(1)	(1)
Transfers between Divisions
(including fixed account), net	77	1,572	136	93
Increase (decrease) in net assets derived from
principal transactions	651	1,462	794	346
Total increase (decrease) in net assets	691	3,578	1,018	447
Net assets at December 31, 2009	$ 896	$ 6,767	$ 1,519	$ 655

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2008	$ -	$ 608	$ -	$ 38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	1	-
Total realized gain (loss) on investments
and capital gains distributions	10	16	6	3
Net unrealized appreciation (depreciation)
of investments	(77)	(245)	(86)	(46)
Net increase (decrease) in net assets from operations	(66)	(230)	(79)	(43)
Changes from principal transactions:
Premiums	549	105	230	65
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	31	-	48
Policy Loans	-	1	-	-
Contract charges	-	-	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	163	(17)	84	-
Increase (decrease) in net assets derived from
principal transactions	712	120	314	112
Total increase (decrease) in net assets	646	(110)	235	69
Net assets at December 31, 2008	646	498	235	107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	10	10	3
Total realized gain (loss) on investments
and capital gains distributions	(47)	(6)	(25)	(3)
Net unrealized appreciation (depreciation)
of investments	417	135	187	54
Net increase (decrease) in net assets from operations	401	139	172	54
Changes from principal transactions:
Premiums	1,347	355	495	83
Death Benefits	-	-	-	-
Surrenders and withdrawals	3	(14)	30	32
Policy Loans	(19)	(3)	(28)	(3)
Contract Charges	(2)	(1)	(2)	(1)
Transfers between Divisions
(including fixed account), net	62	32	77	19
Increase (decrease) in net assets derived from
principal transactions	1,391	369	572	130
Total increase (decrease) in net assets	1,792	508	744	184
Net assets at December 31, 2009	$ 2,438	$ 1,006	$ 979	$ 291

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING Solution	ING Solution
	ING Solution	ING Solution	Income	Income
	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2008	$ 2	$ 1	$ -	$ 16

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	20	-
Total realized gain (loss) on investments
and capital gains distributions	4	(6)	35	-
Net unrealized appreciation (depreciation)
of investments	(52)	(6)	(607)	(4)
Net increase (decrease) in net assets from operations	(47)	(12)	(552)	(4)
Changes from principal transactions:
Premiums	51	25	1	12
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	-	(76)	-
Policy Loans	-	(1)	(12)	-
Contract charges	-	-	(2)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	111	6	3,224	-
Increase (decrease) in net assets derived from
principal transactions	162	30	3,135	12
Total increase (decrease) in net assets	115	18	2,583	8
Net assets at December 31, 2008	117	19	2,583	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	1	120	6
Total realized gain (loss) on investments
and capital gains distributions	(4)	(2)	(20)	(5)
Net unrealized appreciation (depreciation)
of investments	93	24	316	18
Net increase (decrease) in net assets from operations	94	23	416	19
Changes from principal transactions:
Premiums	317	127	120	40
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	(6)	(92)	(3)
Policy Loans	(7)	(9)	(7)	-
Contract Charges	(1)	-	(2)	-
Transfers between Divisions
(including fixed account), net	25	70	(54)	114
Increase (decrease) in net assets derived from
principal transactions	334	182	(35)	151
Total increase (decrease) in net assets	428	205	381	170
Net assets at December 31, 2009	$ 545	$ 224	$ 2,964	$ 194

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N
     Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price	Price
	Diversified Mid	Diversified Mid	ING T. Rowe	ING T. Rowe
	Cap Growth	Cap Growth	Price Growth	Price Growth
	Portfolio -	Portfolio -	Equity Portfolio	Equity Portfolio
	Initial Class	Service Class	- Initial Class	- Service Class
Net assets at January 1, 2008	$ 62,590	$ 13	$ 3,610	$ 33

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(468)	-	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	7,751	-	282	2
Net unrealized appreciation (depreciation)
of investments	(32,754)	(6)	(1,757)	(21)
Net increase (decrease) in net assets from operations	(25,471)	(6)	(1,476)	(20)
Changes from principal transactions:
Premiums	3,156	23	519	25
Death Benefits	(91)	-	(1)	-
Surrenders and withdrawals	(5,162)	(3)	(245)	(2)
Policy Loans	(31)	-	(10)	(1)
Contract charges	(17)	-	(1)	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(3,958)	(10)	(408)	(2)
Increase (decrease) in net assets derived from
principal transactions	(6,103)	10	(146)	20
Total increase (decrease) in net assets	(31,574)	4	(1,622)	-
Net assets at December 31, 2008	31,016	17	1,988	33

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(343)	(1)	(30)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(1,082)	(1)	(73)	(4)
Net unrealized appreciation (depreciation)
of investments	14,785	17	978	31
Net increase (decrease) in net assets from operations	13,360	15	875	26
Changes from principal transactions:
Premiums	2,407	18	533	54
Death Benefits	(96)	-	(9)	-
Surrenders and withdrawals	(3,142)	-	(204)	(3)
Policy Loans	169	-	(3)	(1)
Contract Charges	(14)	-	(1)	-
Transfers between Divisions
(including fixed account), net	(990)	21	15	1
Increase (decrease) in net assets derived from
principal transactions	(1,666)	39	331	51
Total increase (decrease) in net assets	11,694	54	1,206	77
Net assets at December 31, 2009	$ 42,710	$ 71	$ 3,194	$ 110

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Templeton	ING Templeton		ING UBS U.S.
	Foreign Equity	Foreign Equity	ING Thornburg	Large Cap
	Portfolio -	Portfolio -	Value Portfolio	Equity Portfolio
	Initial Class	Service Class	- Service Class	- Initial Class
Net assets at January 1, 2008	$ -	$ -	$ 2	$ 4,924

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1	-	38
Total realized gain (loss) on investments
and capital gains distributions	(51)	(1)	(4)	(124)
Net unrealized appreciation (depreciation)
of investments	(207)	(32)	(4)	(1,827)
Net increase (decrease) in net assets from operations	(250)	(32)	(8)	(1,913)
Changes from principal transactions:
Premiums	70	27	38	307
Death Benefits	-	-	-	-
Surrenders and withdrawals	(23)	(1)	-	(522)
Policy Loans	1	-	-	(2)
Contract charges	-	-	-	1
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	590	71	20	(236)
Increase (decrease) in net assets derived from
principal transactions	638	97	58	(452)
Total increase (decrease) in net assets	388	65	50	(2,365)
Net assets at December 31, 2008	388	65	52	2,559

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(1)	-	3
Total realized gain (loss) on investments
and capital gains distributions	(113)	(5)	(1)	(177)
Net unrealized appreciation (depreciation)
of investments	266	33	25	892
Net increase (decrease) in net assets from operations	145	27	24	718
Changes from principal transactions:
Premiums	240	36	8	171
Death Benefits	-	-	-	(5)
Surrenders and withdrawals	(56)	(9)	-	(295)
Policy Loans	2	(2)	-	40
Contract Charges	(1)	-	-	1
Transfers between Divisions
(including fixed account), net	136	2	9	(138)
Increase (decrease) in net assets derived from
principal transactions	321	27	17	(226)
Total increase (decrease) in net assets	466	54	41	492
Net assets at December 31, 2009	$ 854	$ 119	$ 93	$ 3,051

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING UBS U.S.	Kampen	Kampen	Kampen Equity
	Large Cap	Comstock	Comstock	and Income
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Initial Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 9	$ 5,134	$ 184	$ 13,439

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	132	5	407
Total realized gain (loss) on investments
and capital gains distributions	(1)	94	9	261
Net unrealized appreciation (depreciation)
of investments	(2)	(2,122)	(88)	(3,693)
Net increase (decrease) in net assets from operations	(3)	(1,896)	(74)	(3,025)
Changes from principal transactions:
Premiums	3	639	34	687
Death Benefits	-	(1)	-	(9)
Surrenders and withdrawals	(3)	(301)	(5)	(1,642)
Policy Loans	-	(13)	(2)	5
Contract charges	-	-	-	(3)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	(402)	(5)	(787)
Increase (decrease) in net assets derived from
principal transactions	(1)	(78)	22	(1,749)
Total increase (decrease) in net assets	(4)	(1,974)	(52)	(4,774)
Net assets at December 31, 2008	5	3,160	132	8,665

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	51	2	51
Total realized gain (loss) on investments
and capital gains distributions	(2)	(248)	(4)	(379)
Net unrealized appreciation (depreciation)
of investments	4	1,075	41	2,078
Net increase (decrease) in net assets from operations	2	878	39	1,750
Changes from principal transactions:
Premiums	4	556	13	614
Death Benefits	-	(3)	-	(14)
Surrenders and withdrawals	-	(209)	(5)	(931)
Policy Loans	-	14	1	58
Contract Charges	-	(1)	-	(4)
Transfers between Divisions
(including fixed account), net	(4)	(31)	9	(361)
Increase (decrease) in net assets derived from
principal transactions	-	326	18	(638)
Total increase (decrease) in net assets	2	1,204	57	1,112
Net assets at December 31, 2009	$ 7	$ 4,364	$ 189	$ 9,777

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class I	Class I	Class I
Net assets at January 1, 2008	$ 180	$ 1,590	$ 2,511	$ 3,019

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	63	22	42
Total realized gain (loss) on investments
and capital gains distributions	8	14	199	219
Net unrealized appreciation (depreciation)
of investments	(61)	(711)	(1,263)	(1,408)
Net increase (decrease) in net assets from operations	(46)	(634)	(1,042)	(1,147)
Changes from principal transactions:
Premiums	33	252	939	1,151
Death Benefits	-	-	-	-
Surrenders and withdrawals	(13)	(262)	(147)	(382)
Policy Loans	-	(20)	(8)	(2)
Contract charges	-	(1)	(4)	(3)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(6)	987	(30)	572
Increase (decrease) in net assets derived from
principal transactions	14	956	750	1,336
Total increase (decrease) in net assets	(32)	322	(292)	189
Net assets at December 31, 2008	148	1,912	2,219	3,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	154	245	323
Total realized gain (loss) on investments
and capital gains distributions	(2)	(159)	30	(393)
Net unrealized appreciation (depreciation)
of investments	34	391	482	1,041
Net increase (decrease) in net assets from operations	33	386	757	971
Changes from principal transactions:
Premiums	44	689	1,331	2,102
Death Benefits	-	(1)	(6)	(35)
Surrenders and withdrawals	(3)	(128)	(57)	(269)
Policy Loans	-	(15)	1	(40)
Contract Charges	-	(2)	(5)	(7)
Transfers between Divisions
(including fixed account), net	(1)	844	123	532
Increase (decrease) in net assets derived from
principal transactions	40	1,387	1,387	2,283
Total increase (decrease) in net assets	73	1,773	2,144	3,254
Net assets at December 31, 2009	$ 221	$ 3,685	$ 4,363	$ 6,462

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING BlackRock
		Science and
	ING Growth	Technology	ING Index Plus	ING Index Plus
	and Income	Opportunities	LargeCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2008	$ 2,105	$ 364	$ 4,340	$ 9,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6)	18	1
Total realized gain (loss) on investments
and capital gains distributions	(96)	6	139	349
Net unrealized appreciation (depreciation)
of investments	(632)	(206)	(1,722)	(3,429)
Net increase (decrease) in net assets from operations	(728)	(206)	(1,565)	(3,079)
Changes from principal transactions:
Premiums	90	161	362	788
Death Benefits	(1)	-	(3)	(3)
Surrenders and withdrawals	(335)	(32)	(462)	(1,458)
Policy Loans	5	(1)	10	(6)
Contract charges	(1)	-	-	(2)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(77)	90	44	(648)
Increase (decrease) in net assets derived from
principal transactions	(319)	218	(49)	(1,329)
Total increase (decrease) in net assets	(1,047)	12	(1,614)	(4,408)
Net assets at December 31, 2008	1,058	376	2,726	4,600

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(10)	43	15
Total realized gain (loss) on investments
and capital gains distributions	(137)	(35)	(424)	(1,101)
Net unrealized appreciation (depreciation)
of investments	425	348	862	2,424
Net increase (decrease) in net assets from operations	292	303	481	1,338
Changes from principal transactions:
Premiums	111	228	241	573
Death Benefits	-	-	(18)	(23)
Surrenders and withdrawals	(139)	(33)	(210)	(463)
Policy Loans	4	(14)	(9)	20
Contract Charges	(1)	(1)	-	(1)
Transfers between Divisions
(including fixed account), net	267	328	(350)	(20)
Increase (decrease) in net assets derived from
principal transactions	242	508	(346)	86
Total increase (decrease) in net assets	534	811	135	1,424
Net assets at December 31, 2009	$ 1,592	$ 1,187	$ 2,861	$ 6,024

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
				Opportunistic
	ING Index Plus	ING	ING	Large Cap
	SmallCap	International	International	Growth
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2008	$ 5,913	$ -	$ -	$ 13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(423)	-	-	-
Net unrealized appreciation (depreciation)
of investments	(1,229)	-	-	(6)
Net increase (decrease) in net assets from operations	(1,670)	-	-	(6)
Changes from principal transactions:
Premiums	418	-	-	8
Death Benefits	(2)	-	-	-
Surrenders and withdrawals	(1,133)	-	-	(3)
Policy Loans	-	-	-	-
Contract charges	(1)	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(781)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(1,499)	-	-	5
Total increase (decrease) in net assets	(3,169)	-	-	(1)
Net assets at December 31, 2008	2,744	-	-	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(4)	-	-
Total realized gain (loss) on investments
and capital gains distributions	(594)	2	-	(2)
Net unrealized appreciation (depreciation)
of investments	1,165	60	3	5
Net increase (decrease) in net assets from operations	583	58	3	3
Changes from principal transactions:
Premiums	331	2	28	9
Death Benefits	(15)	-	(4)	-
Surrenders and withdrawals	(322)	-	(9)	(2)
Policy Loans	2	-	(1)	-
Contract Charges	(1)	-	(1)	-
Transfers between Divisions
(including fixed account), net	7	691	27	(22)
Increase (decrease) in net assets derived from
principal transactions	2	693	40	(15)
Total increase (decrease) in net assets	585	751	43	(12)
Net assets at December 31, 2009	$ 3,329	$ 751	$ 43	$ -

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING Russell™		ING Russell™
	Opportunistic	Large Cap	ING Russell™	Mid Cap
	Large Cap	Growth Index	Large Cap	Growth Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2008	$ 1,049	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	72	-	-	-
Net unrealized appreciation (depreciation)
of investments	(408)	-	-	-
Net increase (decrease) in net assets from operations	(331)	-	-	-
Changes from principal transactions:
Premiums	71	-	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	(102)	-	-	-
Policy Loans	10	-	-	-
Contract charges	-	-	-	-
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(184)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(205)	-	-	-
Total increase (decrease) in net assets	(536)	-	-	-
Net assets at December 31, 2008	513	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(241)	(53)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(78)	149	45	1
Net unrealized appreciation (depreciation)
of investments	133	5,975	1,309	59
Net increase (decrease) in net assets from operations	64	5,883	1,301	57
Changes from principal transactions:
Premiums	59	880	238	33
Death Benefits	(29)	(81)	(21)	-
Surrenders and withdrawals	(57)	(1,669)	(305)	(6)
Policy Loans	9	95	9	(2)
Contract Charges	-	3	1	-
Transfers between Divisions
(including fixed account), net	6	34,397	7,322	459
Increase (decrease) in net assets derived from
principal transactions	(12)	33,625	7,244	484
Total increase (decrease) in net assets	52	39,508	8,545	541
Net assets at December 31, 2009	$ 565	$ 39,508	$ 8,545	$ 541

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Small	ING	ING MidCap	ING SmallCap
	Company	International	Opportunities	Opportunities
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -
	Class I	- Class I	Class I	Class I
Net assets at January 1, 2008	$ 35	$ 26,565	$ 33,681	$ 18,349

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	263	(373)	(207)
Total realized gain (loss) on investments
and capital gains distributions	1	2,646	1,131	3,377
Net unrealized appreciation (depreciation)
of investments	(11)	(13,463)	(12,695)	(9,136)
Net increase (decrease) in net assets from operations	(10)	(10,554)	(11,937)	(5,966)
Changes from principal transactions:
Premiums	8	1,432	1,437	910
Death Benefits	-	(29)	(69)	(26)
Surrenders and withdrawals	(1)	(3,122)	(3,592)	(1,940)
Policy Loans	-	(28)	(8)	5
Contract charges	-	(3)	(6)	(6)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(10)	(1,740)	(1,537)	(998)
Increase (decrease) in net assets derived from
principal transactions	(3)	(3,490)	(3,775)	(2,055)
Total increase (decrease) in net assets	(13)	(14,044)	(15,712)	(8,021)
Net assets at December 31, 2008	22	12,521	17,969	10,328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	36	(231)	(151)
Total realized gain (loss) on investments
and capital gains distributions	(3)	(942)	192	187
Net unrealized appreciation (depreciation)
of investments	13	3,966	6,857	2,859
Net increase (decrease) in net assets from operations	10	3,060	6,818	2,895
Changes from principal transactions:
Premiums	20	985	1,098	739
Death Benefits	-	(61)	(61)	(44)
Surrenders and withdrawals	(3)	(1,116)	(1,494)	(979)
Policy Loans	-	38	90	58
Contract Charges	-	(1)	(5)	(5)
Transfers between Divisions
(including fixed account), net	3	(712)	(740)	(452)
Increase (decrease) in net assets derived from
principal transactions	20	(867)	(1,112)	(683)
Total increase (decrease) in net assets	30	2,193	5,706	2,212
Net assets at December 31, 2009	$ 52	$ 14,714	$ 23,675	$ 12,540

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Neuberger
	Lord Abbett	Berman AMT
	Series Fund -	Socially	Oppenheimer	PIMCO Real
	Mid-Cap Value	Responsive	Main Street	Return Portfolio
	Portfolio - Class	Portfolio® -	Small Cap	- Administrative
	VC	Class I	Fund®/VA	Class
Net assets at January 1, 2008	$ 1,295	$ 3,871	$ 108	$ 1,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	21	(1)	86
Total realized gain (loss) on investments
and capital gains distributions	(33)	407	1	(92)
Net unrealized appreciation (depreciation)
of investments	(457)	(1,914)	(45)	(583)
Net increase (decrease) in net assets from operations	(490)	(1,486)	(45)	(589)
Changes from principal transactions:
Premiums	219	321	20	807
Death Benefits	-	-	-	-
Surrenders and withdrawals	(109)	(372)	(9)	(724)
Policy Loans	1	6	-	(3)
Contract charges	(1)	(1)	-	(1)
Annuity payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(145)	(233)	(2)	2,870
Increase (decrease) in net assets derived from
principal transactions	(35)	(279)	9	2,949
Total increase (decrease) in net assets	(525)	(1,765)	(36)	2,360
Net assets at December 31, 2008	770	2,106	72	4,268

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	22	-	85
Total realized gain (loss) on investments
and capital gains distributions	(88)	(15)	(5)	138
Net unrealized appreciation (depreciation)
of investments	318	664	36	546
Net increase (decrease) in net assets from operations	223	671	31	769
Changes from principal transactions:
Premiums	244	332	27	1,145
Death Benefits	-	(12)	-	(9)
Surrenders and withdrawals	(58)	(194)	(9)	(454)
Policy Loans	-	(4)	(1)	(14)
Contract Charges	(1)	(1)	-	(3)
Transfers between Divisions
(including fixed account), net	(30)	73	4	252
Increase (decrease) in net assets derived from
principal transactions	155	194	21	917
Total increase (decrease) in net assets	378	865	52	1,686
Net assets at December 31, 2009	$ 1,148	$ 2,971	$ 124	$ 5,954

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Statements of Changes in Net Assets For the years ended December 31, 2009 and 2008 (Dollars in thousands)

	Pioneer High
	Yield VCT
	Portfolio -
	Class I	Wanger Select	Wanger USA
Net assets at January 1, 2008	$ 1,340	$ 3,655	$ 1,877

Increase (decrease) in net assets
Operations:
Net investment income (loss)	75	(39)	(22)
Total realized gain (loss) on investments
and capital gains distributions	(38)	68	141
Net unrealized appreciation (depreciation)
of investments	(460)	(1,761)	(887)
Net increase (decrease) in net assets from operations	(423)	(1,732)	(768)
Changes from principal transactions:
Premiums	150	417	286
Death Benefits	-	-	-
Surrenders and withdrawals	(222)	(296)	(177)
Policy Loans	(1)	8	(3)
Contract charges	-	(1)	(1)
Annuity payments	-	-	-
Transfers between Divisions
(including fixed account), net	(134)	(339)	(37)
Increase (decrease) in net assets derived from
principal transactions	(207)	(211)	68
Total increase (decrease) in net assets	(630)	(1,943)	(700)
Net assets at December 31, 2008	710	1,712	1,177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	70	(32)	(20)
Total realized gain (loss) on investments
and capital gains distributions	(90)	(94)	(84)
Net unrealized appreciation (depreciation)
of investments	536	1,277	632
Net increase (decrease) in net assets from operations	516	1,151	528
Changes from principal transactions:
Premiums	215	281	267
Death Benefits	(2)	-	(4)
Surrenders and withdrawals	(88)	(159)	(67)
Policy Loans	2	(12)	-
Contract Charges	-	(1)	(2)
Transfers between Divisions
(including fixed account), net	281	207	106
Increase (decrease) in net assets derived from
principal transactions	408	316	300
Total increase (decrease) in net assets	924	1,467	828
Net assets at December 31, 2009	$ 1,634	$ 3,179	$ 2,005

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company Separate Account N (the “Account”), formerly Northern Life Separate Account One, was established by Northern Life Insurance Company (“Northern Life”) to support the operations of variable annuity contracts (“Contracts”). In 2002, Northern Life merged with ReliaStar Life Insurance Company (“ReliaStar Life” or the “Company”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holding Inc. (“ING AIH”). ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Account. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales, or combinations thereof.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2009, the Account had 107 investment divisions (the “Divisions”), 16 of which invest in an independently managed mutual fund portfolio and 91 of which invest in a mutual fund portfolio advised by affiliates, either ING Investments, LLC (“IIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2009, and related Trusts are as follows:

American Funds Insurance Series:
  American Funds Insurance Series® Growth Fund -  Class 2
  American Funds Insurance Series® Growth-Income Fund - Class 2
  American Funds Insurance Series® International Fund - Class 2
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® Variable Insurance Products II:
  Fidelity® VIP Contrafund® Portfolio - Initial Class
  Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
  Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
  Fidelity® VIP Money Market Portfolio - Initial Class
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

ING Balanced Portfolio, Inc.:
  ING Balanced Portfolio - Class I
  ING Intermediate Bond Portfolio:
  ING Intermediate Bond Portfolio - Class I
ING Investors Trust:
  ING Artio Foreign Portfolio - Service Class
  ING Artio Foreign Portfolio - Service 2 Class
  ING BlackRock Large Cap Growth Portfolio - Institutional Class
  ING BlackRock Large Cap Growth Portfolio - Service Class
  ING Clarion Global Real Estate Portfolio - Institutional Class*
  ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
  ING FMRSM Diversified Mid Cap Portfolio - Service Class
  ING Global Resources Portfolio - Service Class
  ING JPMorgan Emerging Markets Equity Portfolio - Service Class
  ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
  ING Limited Maturity Bond Portfolio - Service Class
  ING Liquid Assets Portfolio - Institutional Class
  ING Lord Abbett Affiliated Portfolio - Institutional Class
  ING Marsico Growth Portfolio - Institutional Class*
  ING Marsico Growth Portfolio - Service Class
  ING Marsico International Opportunities Portfolio - Institutional Class
  ING MFS Total Return Portfolio - Service Class
  ING MFS Total Return Portfolio - Service 2 Class
  ING Pioneer Equity Income Portfolio - Institutional Class
  ING Pioneer Fund Portfolio - Service Class
  ING Pioneer Mid Cap Value Portfolio - Service Class
  ING Stock Index Portfolio - Institutional Class
  ING T. Rowe Price Capital Appreciation Portfolio - Service Class
  ING T. Rowe Price Equity Income Portfolio - Institutional Class**
  ING T. Rowe Price Equity Income Portfolio - Service Class
  ING Van Kampen Growth and Income Portfolio - Service Class
  ING Van Kampen Growth and Income Portfolio - Service 2 Class
ING Money Market Portfolio:
  ING Money Market Portfolio - Class I
ING Partners, Inc.:
  ING American Century Small-Mid Cap Value Portfolio - Initial Class
  ING American Century Small-Mid Cap Value Portfolio - Service Class
  ING Baron Small Cap Growth Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Service Class

ING Partners, Inc. (continued):
  ING Davis New York Venture Portfolio - Initial Class
  ING Davis New York Venture Portfolio - Service Class
  ING Fidelity® VIP Contrafund® Portfolio - Service Class
  ING Fidelity® VIP Equity-Income Portfolio - Service Class
  ING Fidelity® VIP Growth Portfolio - Service Class
  ING Fidelity® VIP Mid Cap Portfolio - Service Class
  ING JPMorgan Mid Cap Value Portfolio - Initial Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class
  ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
  ING Legg Mason Partners Aggressive Growth Portfolio - Service Class
  ING Oppenheimer Global Portfolio - Initial Class
  ING Oppenheimer Global Portfolio - Service Class
  ING Oppenheimer Strategic Income Portfolio - Service Class
  ING PIMCO Total Return Portfolio - Initial Class
  ING PIMCO Total Return Portfolio - Service Class
  ING Pioneer High Yield Portfolio - Initial Class
  ING Solution 2015 Portfolio - Initial Class
  ING Solution 2015 Portfolio - Service Class
  ING Solution 2025 Portfolio - Initial Class*
  ING Solution 2025 Portfolio - Service Class
  ING Solution 2035 Portfolio - Initial Class*
  ING Solution 2035 Portfolio - Service Class
  ING Solution 2045 Portfolio - Initial Class
  ING Solution 2045 Portfolio - Service Class
  ING Solution Income Portfolio - Initial Class*
  ING Solution Income Portfolio - Service Class
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
  ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
  ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING T. Rowe Price Growth Equity Portfolio - Service Class
  ING Templeton Foreign Equity Portfolio - Initial Class*
  ING Templeton Foreign Equity Portfolio - Service Class*
  ING Thornburg Value Portfolio - Service Class
  ING UBS U.S. Large Cap Equity Portfolio - Initial Class
  ING UBS U.S. Large Cap Equity Portfolio - Service Class
  ING Van Kampen Comstock Portfolio - Initial Class
  ING Van Kampen Comstock Portfolio - Service Class
  ING Van Kampen Equity and Income Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Service Class

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

ING Strategic Allocation Portfolios, Inc.:
  ING Strategic Allocation Conservative Portfolio - Class I
  ING Strategic Allocation Growth Portfolio - Class I
  ING Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
  ING Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:
  ING BlackRock Science and Technology Opportunities Portfolio - Class I
  ING Index Plus LargeCap Portfolio - Class I
  ING Index Plus MidCap Portfolio - Class I
  ING Index Plus SmallCap Portfolio - Class I
  ING International Index Portfolio - Class I**
  ING International Index Portfolio - Class S**
  ING Opportunistic Large Cap Portfolio - Class I
  ING RussellTM Large Cap Growth Index Portfolio - Class I**
  ING RussellTM Large Cap Index Portfolio - Class I**
  ING RussellTM Mid Cap Growth Index Portfolio - Class S**
  ING Small Company Portfolio - Class I
ING Variable Products Trust:
  ING International Value Portfolio - Class I
  ING MidCap Opportunities Portfolio - Class I
ING SmallCap Opportunities Portfolio - Class I

Lord Abbett Series Fund, Inc.:
  Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Neuberger Berman Advisers Management Trust:
  Neuberger Berman AMT Socially Responsive Portfolio® - Class I
Oppenheimer Variable Account Funds:
  Oppenheimer Main Street Small Cap Fund®/VA
PIMCO Variable Insurance Trust:
  PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
  Pioneer High Yield VCT Portfolio - Class I
Wanger Advisors Trust:
  Wanger Select
  Wanger USA

* Division became available in 2008
** Division became available in 2009

The names of certain Divisions were changed during 2009. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Balanced Portfolio, Inc.:	ING VP Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	ING VP Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:	ING VP Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I
ING Investors Trust:	ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class
ING Artio Foreign Portfolio - Service 2 Class	ING Julius Baer Foreign Portfolio - Service 2 Class
ING Clarion Global Real Estate Portfolio - Institutional	ING Global Real Estate Portfolio - Institutional Class
Class
ING Growth and Income Portfolio II - Institutional	ING Legg Mason Value Portfolio - Institutional Class
Class
ING Growth and Income Portfolio II - Service 2 Class	ING Legg Mason Value Portfolio - Service 2 Class
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity Portfolio -
Institutional Class	Institutional Class
ING Index Plus International Equity Portfolio - Service	ING VP Index Plus International Equity Portfolio -
Class	Service Class
ING Money Market Portfolio:	ING VP Money Market Portfolio:
ING Money Market Portfolio - Class I	ING VP Money Market Portfolio - Class I
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio -	ING VP Strategic Allocation Conservative Portfolio -
Class I	Class I
ING Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I
ING Strategic Allocation Moderate Portfolio - Class I	ING VP Strategic Allocation Moderate Portfolio - Class I

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

Current Name	Former Name
ING Variable Funds:	ING Variable Funds:
ING Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities	ING BlackRock Global Science and Technology
Portfolio - Class I	Portfolio - Class I
ING Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I
ING Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I
ING Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I
ING Opportunistic Large Cap Portfolio - Class I	ING Opportunistic Large Cap Value Portfolio - Class I
ING Small Company Portfolio - Class I	ING VP Small Company Portfolio - Class I
ING Variable Products Trust:	ING Variable Products Trust:
ING International Value Portfolio - Class I	ING VP International Value Portfolio - Class I
ING MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I
ING SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I

During 2009, the following Divisions were closed to contractowners:

ING Investors Trust:
  ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
  ING Growth and Income Portfolio II - Institutional Class
  ING Growth and Income Portfolio II - Service 2 Class
  ING Index Plus International Equity Portfolio - Institutional Class
  ING Index Plus International Equity Portfolio - Service Class
  ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Partners, Inc.:
  ING American Century Large Company Value Portfolio - Initial Class
  ING American Century Large Company Value Portfolio - Service Class
  ING Neuberger Berman Partners Portfolio - Initial Class
ING Variable Portfolios, Inc.:
  ING Opportunistic Large Cap Growth Portfolio - Class I

The following Division had activity during 2009 but no net assets as of December 31,
2009:

ING Investors Trust:
  ING Marsico Growth Portfolio - Service 2 Class
  ING T. Rowe Price Equity Income Portfolio - Service 2 Class

The following Division was offered to contractowners during 2009 but did not have any activity for the year ended December 31, 2009:

ING Investors Trust:
  ING BlackRock Large Cap Growth Portfolio - Service 2 Class

Effective October 7, 2008, ING Money Market Portfolio changed its investment objective to seeking to maintain a stable share price of $1.00 per share. In connection with this change, ING Money Market Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder’s proportionate interest and aggregate value of investment in ING Money Market Portfolio remained the same.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2009 and for the years ended December 31, 2009 and 2008, were issued.

3. Recently Adopted Accounting Standards

FASB Accounting Standards Codification

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2009-01, “Topic 105 - Generally Accepted Accounting Principles: amendments based on Statement of Financial Accounting Standards (“FAS”) No. 168 - The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles” (“ASU 2009-01”), which confirms that as of July 1, 2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

The Account adopted the Codification as of July 1, 2009. There was no effect on the Account’s net assets and results of operations. The Account has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

§	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

§	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on April 1, 2009. The Account determined, however, that there was no effect on the Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

Fair Value Measurements

In September 2006, the FASB issued new guidance on fair value measurements included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which provides guidance for using fair value to measure assets and liabilities whenever other standards

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

require (or permit) assets or liabilities to be measured at fair value. ASC Topic 820 does not expand the use of fair value to any new circumstances.

ASC Topic 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, ASC Topic 820 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. ASC Topic 820 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of ASC Topic 820 on January 1, 2008 did not have an impact on the Account’s net assets or results of operations. New disclosures are included in the Financial Instruments footnote.

4. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2009 and 2008, respectively, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2009.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:

	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N

Notes to Financial Statements

c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.40% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.20% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $35 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Transfer Charges

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

6. Related Party Transactions

During the year ended December 31, 2009, management fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to ING Variable Products Trust, ING Intermediate Bond Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Portfolios, Inc., ING Balanced Portfolio, Inc., ING Money Market Portfolio and ING Variable Funds. The Trusts’ advisory agreement provided for a fee at annual rates ranging from 0.08% to 0.95% of the average net assets of each respective Fund of the Trust.

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year Ending December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	$ 2,102	$ 161	$ 3,486	$ 433
American Funds Insurance Series® Growth-Income Fund -
Class 2	1,692	213	1,892	386
American Funds Insurance Series® International Fund - Class 2	1,594	210	2,254	350
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,158	2,524	1,442	8,174
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,267	4,736	4,444	12,222
Fidelity® VIP Index 500 Portfolio - Initial Class	4,048	5,411	3,694	14,394
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,527	2,667	1,804	4,363
Fidelity® VIP Money Market Portfolio - Initial Class	9,547	11,993	7,859	6,017
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	919	434	580	267
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	35	121	147	301
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	703	609	1,462	444
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	74	492	223	123
ING Artio Foreign Portfolio - Service Class	641	986	1,456	1,841
ING Artio Foreign Portfolio - Service 2 Class	98	29	242	47
ING BlackRock Large Cap Growth Portfolio - Institutional Class	484	871	2,033	2,043
ING BlackRock Large Cap Growth Portfolio - Service Class	29	9	14	2
ING Clarion Global Real Estate Portfolio - Institutional Class	657	387	3,503	217
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	42	5	39	1
ING FMRSM Diversified Mid Cap Portfolio - Service Class	408	200	584	320
ING Global Resources Portfolio - Service Class	1,387	1,041	4,149	2,432
ING Growth and Income Portfolio II - Institutional Class	88	355	225	44
ING Growth and Income Portfolio II - Service 2 Class	6	32	26	10
ING Index Plus International Equity Portfolio - Institutional Class	8	39	35	10
ING Index Plus International Equity Portfolio - Service Class	271	937	1,219	742
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class	2,607	868	2,075	2,802
ING JPMorgan Small Cap Core Equity Portfolio - Institutional
Class	1,052	2,388	2,632	4,707
ING Limited Maturity Bond Portfolio - Service Class	1,703	1,879	1,719	1,610
ING Liquid Assets Portfolio - Institutional Class	1,806	1,753	1,698	1,663

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ending December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Lord Abbett Affiliated Portfolio - Institutional Class	$ 169	$ 116	$ 313	$ 143
ING Marsico Growth Portfolio - Institutional Class	148	124	915	149
ING Marsico Growth Portfolio - Service Class	24	10	138	657
ING Marsico Growth Portfolio - Service 2 Class	1	1	18	40
ING Marsico International Opportunities Portfolio - Institutional
Class	779	1,449	3,397	4,436
ING MFS Total Return Portfolio - Service Class	923	522	891	1,782
ING MFS Total Return Portfolio - Service 2 Class	56	1	43	4
ING Pioneer Equity Income Portfolio - Institutional Class	249	223	433	673
ING Pioneer Fund Portfolio - Service Class	78	42	92	9
ING Pioneer Mid Cap Value Portfolio - Service Class	140	27	106	37
ING Stock Index Portfolio - Institutional Class	146	11	106	29
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	2,809	790	4,055	1,560
ING T. Rowe Price Equity Income Portfolio - Institutional Class	3,870	199	-	-
ING T. Rowe Price Equity Income Portfolio - Service Class	383	3,360	1,146	821
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	27	254	125	34
ING Van Kampen Capital Growth Portfolio - Institutional Class	1,182	36,523	61,327	5,203
ING Van Kampen Growth and Income Portfolio - Service Class	577	1,068	1,709	3,897
ING Van Kampen Growth and Income Portfolio - Service 2 Class	14	9	21	12
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	456	325	963	790
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial
Class	118	307	234	69
ING American Century Large Company Value Portfolio - Service
Class	1	15	21	1
ING American Century Small-Mid Cap Value Portfolio - Initial
Class	436	262	502	276
ING American Century Small-Mid Cap Value Portfolio - Service
Class	17	1	23	-
ING Baron Small Cap Growth Portfolio - Initial Class	621	226	554	410
ING Baron Small Cap Growth Portfolio - Service Class	28	3	52	10
ING Davis New York Venture Portfolio - Initial Class	306	13	250	144
ING Davis New York Venture Portfolio - Service Class	22	3	60	5
ING Fidelity® VIP Contrafund® Portfolio - Service Class	320	60	503	75
ING Fidelity® VIP Equity-Income Portfolio - Service Class	90	15	116	31
ING Fidelity® VIP Growth Portfolio - Service Class	29	7	75	3
ING Fidelity® VIP Mid Cap Portfolio - Service Class	129	47	99	33
ING JPMorgan Mid Cap Value Portfolio - Initial Class	791	343	1,149	1,067
ING JPMorgan Mid Cap Value Portfolio - Service Class	36	13	102	24
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	237	1,336	188	2,779
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	6	-	4	-
ING Neuberger Berman Partners Portfolio - Initial Class	457	8,023	442	2,584
ING Oppenheimer Global Portfolio - Initial Class	2,040	2,467	5,127	6,906
ING Oppenheimer Global Portfolio - Service Class	77	18	93	21

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ending December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Oppenheimer Strategic Income Portfolio - Service Class	$ 117	$ 104	$ 115	$ 31
ING PIMCO Total Return Portfolio - Initial Class	3,723	961	4,019	1,277
ING PIMCO Total Return Portfolio - Service Class	751	80	173	35
ING Pioneer High Yield Portfolio - Initial Class	4,653	2,909	4,552	737
ING Solution 2015 Portfolio - Initial Class	880	46	572	23
ING Solution 2015 Portfolio - Service Class	383	21	228	72
ING Solution 2025 Portfolio - Initial Class	1,540	117	830	108
ING Solution 2025 Portfolio - Service Class	402	23	163	28
ING Solution 2035 Portfolio - Initial Class	641	58	322	1
ING Solution 2035 Portfolio - Service Class	139	5	115	1
ING Solution 2045 Portfolio - Initial Class	352	10	168	1
ING Solution 2045 Portfolio - Service Class	201	16	49	20
ING Solution Income Portfolio - Initial Class	274	179	3,417	212
ING Solution Income Portfolio - Service Class	244	88	14	1
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	774	2,784	8,231	7,071
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class	42	4	26	12
ING T. Rowe Price Growth Equity Portfolio - Initial Class	609	308	736	674
ING T. Rowe Price Growth Equity Portfolio - Service Class	56	6	27	5
ING Templeton Foreign Equity Portfolio - Initial Class	494	182	795	148
ING Templeton Foreign Equity Portfolio - Service Class	37	10	101	3
ING Thornburg Value Portfolio - Service Class	20	3	65	7
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	158	382	368	781
ING UBS U.S. Large Cap Equity Portfolio - Service Class	4	3	3	5
ING Van Kampen Comstock Portfolio - Initial Class	711	333	1,043	730
ING Van Kampen Comstock Portfolio - Service Class	26	5	49	11
ING Van Kampen Equity and Income Portfolio - Initial Class	511	1,097	1,477	2,211
ING Van Kampen Equity and Income Portfolio - Service Class	45	4	48	19
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	1,844	303	1,902	693
ING Strategic Allocation Growth Portfolio - Class I	1,923	134	1,611	523
ING Strategic Allocation Moderate Portfolio - Class I	3,383	649	2,411	695
ING Variable Funds:
ING Growth and Income Portfolio - Class I	492	246	121	440
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	612	115	335	123
ING Index Plus LargeCap Portfolio - Class I	458	761	1,455	1,249
ING Index Plus MidCap Portfolio - Class I	1,271	1,170	1,837	2,238
ING Index Plus SmallCap Portfolio - Class I	598	585	835	2,068
ING International Index Portfolio - Class I	748	59	-	-
ING International Index Portfolio - Class S	40	-	-	-

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

	Year Ending December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Portfolios, Inc. (continued):
ING Opportunistic Large Cap Growth Portfolio - Class I	$ 9	$ 24	$ 9	$ 3
ING Opportunistic Large Cap Portfolio - Class I	107	109	210	290
ING Russell™ Large Cap Growth Index Portfolio - Class I	35,042	1,658	-	-
ING Russell™ Large Cap Index Portfolio - Class I	7,605	414	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	494	13	-	-
ING Small Company Portfolio - Class I	26	6	12	12
ING Variable Products Trust:
ING International Value Portfolio - Class I	677	1,507	4,262	4,420
ING MidCap Opportunities Portfolio - Class I	395	1,739	156	4,303
ING SmallCap Opportunities Portfolio - Class I	381	1,216	2,680	2,547
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	237	89	248	237
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	440	225	558	590
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	31	9	24	10
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	2,324	1,104	4,756	1,715
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	728	251	279	400
Wanger Advisors Trust:
Wanger Select	570	285	608	766
Wanger USA	407	127	496	259

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

8. Changes in Units The net changes in units outstanding follow:

			Year Ending December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	409,435	100,717	308,718	438,592	132,107	306,485
American Funds Insurance Series® Growth-Income Fund - Class 2	290,239	64,982	225,257	253,814	76,626	177,188
American Funds Insurance Series® International Fund - Class 2	263,112	71,174	191,938	253,873	73,599	180,274
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	177,068	282,784	(105,716)	184,763	536,261	(351,498)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	301,136	417,827	(116,691)	300,194	648,368	(348,174)
Fidelity® VIP Index 500 Portfolio - Initial Class	377,122	593,230	(216,108)	384,331	972,071	(587,740)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	165,997	261,404	(95,407)	188,863	412,578	(223,715)
Fidelity® VIP Money Market Portfolio - Initial Class	1,089,746	1,259,695	(169,949)	740,953	623,089	117,864
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	118,724	78,704	40,020	61,756	36,453	25,303
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	2	12,215	(12,213)	245	28,244	(27,999)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	70,294	74,282	(3,988)	143,163	60,939	82,224
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	10,377	54,914	(44,537)	13,439	12,134	1,305
ING Artio Foreign Portfolio - Service Class	87,453	126,827	(39,374)	100,037	161,950	(61,913)
ING Artio Foreign Portfolio - Service 2 Class	10,002	3,327	6,675	16,090	4,366	11,724
ING BlackRock Large Cap Growth Portfolio - Institutional Class	169,836	217,037	(47,201)	177,501	371,474	(193,973)
ING BlackRock Large Cap Growth Portfolio - Service Class	4,383	1,904	2,479	1,345	364	981
ING Clarion Global Real Estate Portfolio - Institutional Class	122,067	88,185	33,882	384,537	40,977	343,560
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	5,283	686	4,597	3,458	70	3,388

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING FMRSM Diversified Mid Cap Portfolio - Service Class	45,530	25,402	20,128	43,908	30,393	13,515
ING Global Resources Portfolio - Service Class	228,993	192,922	36,071	290,100	297,696	(7,596)
ING Growth and Income Portfolio II - Institutional Class	16,873	64,346	(47,473)	24,759	6,124	18,635
ING Growth and Income Portfolio II - Service 2 Class	1,338	6,076	(4,738)	3,274	1,821	1,453
ING Index Plus International Equity Portfolio - Institutional Class	791	4,637	(3,846)	2,026	859	1,167
ING Index Plus International Equity Portfolio - Service Class	40,942	134,350	(93,408)	76,181	80,050	(3,869)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	190,417	89,552	100,865	121,108	185,280	(64,172)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	193,573	361,837	(168,264)	188,385	562,889	(374,504)
ING Limited Maturity Bond Portfolio - Service Class	165,453	214,189	(48,736)	178,214	215,781	(37,567)
ING Liquid Assets Portfolio - Institutional Class	197,917	191,790	6,127	169,603	168,192	1,411
ING Lord Abbett Affiliated Portfolio - Institutional Class	28,245	19,445	8,800	26,744	18,446	8,298
ING Marsico Growth Portfolio - Institutional Class	23,878	21,021	2,857	95,619	19,959	75,660
ING Marsico Growth Portfolio - Service Class	2,998	1,125	1,873	13,152	53,954	(40,802)
ING Marsico Growth Portfolio - Service 2 Class	100	100	-	1,467	3,460	(1,993)
ING Marsico International Opportunities Portfolio - Institutional Class	162,293	229,665	(67,372)	207,072	442,932	(235,860)
ING MFS Total Return Portfolio - Service Class	93,572	60,545	33,027	58,267	154,815	(96,548)
ING MFS Total Return Portfolio - Service 2 Class	5,920	395	5,525	3,122	351	2,771
ING Pioneer Equity Income Portfolio - Institutional Class	56,507	47,666	8,841	62,494	94,573	(32,079)
ING Pioneer Fund Portfolio - Service Class	9,552	5,939	3,613	8,022	1,056	6,966
ING Pioneer Mid Cap Value Portfolio - Service Class	15,689	3,168	12,521	9,416	3,575	5,841
ING Stock Index Portfolio - Institutional Class	19,732	1,968	17,764	10,056	3,126	6,930
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	328,490	152,112	176,378	353,521	237,622	115,899
ING T. Rowe Price Equity Income Portfolio - Institutional Class	389,513	27,013	362,500	-	-	-
ING T. Rowe Price Equity Income Portfolio - Service Class	51,102	320,549	(269,447)	72,147	80,714	(8,567)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	3,971	32,081	(28,110)	11,144	3,586	7,558
ING Van Kampen Capital Growth Portfolio - Institutional Class	375,074	5,727,307	(5,352,233)	6,275,466	923,233	5,352,233
ING Van Kampen Growth and Income Portfolio - Service Class	115,181	168,802	(53,621)	113,140	425,228	(312,088)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	1,715	1,009	706	1,555	1,122	433
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	41,029	28,764	12,265	90,940	75,715	15,225

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Initial Class	17,292	40,909	(23,617)	15,704	7,412	8,292
ING American Century Large Company Value Portfolio - Service Class	192	2,071	(1,879)	1,093	144	949
ING American Century Small-Mid Cap Value Portfolio - Initial Class	33,254	21,863	11,391	25,870	20,859	5,011
ING American Century Small-Mid Cap Value Portfolio - Service Class	1,929	214	1,715	1,811	18	1,793
ING Baron Small Cap Growth Portfolio - Initial Class	60,528	29,046	31,482	41,934	36,165	5,769
ING Baron Small Cap Growth Portfolio - Service Class	3,882	469	3,413	5,289	1,624	3,665
ING Davis New York Venture Portfolio - Initial Class	38,960	3,741	35,219	26,340	15,478	10,862
ING Davis New York Venture Portfolio - Service Class	3,401	832	2,569	5,189	435	4,754
ING Fidelity® VIP Contrafund® Portfolio - Service Class	34,590	8,568	26,022	26,855	9,772	17,083
ING Fidelity® VIP Equity-Income Portfolio - Service Class	11,820	2,392	9,428	9,684	3,088	6,596
ING Fidelity® VIP Growth Portfolio - Service Class	3,720	1,025	2,695	9,989	293	9,696
ING Fidelity® VIP Mid Cap Portfolio - Service Class	9,551	5,618	3,933	8,006	3,646	4,360
ING JPMorgan Mid Cap Value Portfolio - Initial Class	78,638	50,699	27,939	64,082	89,633	(25,551)
ING JPMorgan Mid Cap Value Portfolio - Service Class	4,096	1,750	2,346	10,495	2,254	8,241
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	134,262	248,951	(114,689)	143,336	360,485	(217,149)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	751	42	709	454	36	418
ING Neuberger Berman Partners Portfolio - Initial Class	84,376	1,298,015	(1,213,639)	164,344	376,339	(211,995)
ING Oppenheimer Global Portfolio - Initial Class	246,605	355,229	(108,624)	257,354	599,984	(342,630)
ING Oppenheimer Global Portfolio - Service Class	7,977	2,804	5,173	6,533	2,594	3,939
ING Oppenheimer Strategic Income Portfolio - Service Class	11,339	11,189	150	10,298	3,947	6,351
ING PIMCO Total Return Portfolio - Initial Class	338,772	150,416	188,356	371,492	169,146	202,346
ING PIMCO Total Return Portfolio - Service Class	60,402	5,535	54,867	15,540	3,330	12,210
ING Pioneer High Yield Portfolio - Initial Class	474,968	355,424	119,544	429,487	93,380	336,107
ING Solution 2015 Portfolio - Initial Class	111,387	7,910	103,477	66,681	55	66,626
ING Solution 2015 Portfolio - Service Class	41,728	3,097	38,631	25,274	8,556	16,718
ING Solution 2025 Portfolio - Initial Class	216,331	17,782	198,549	99,560	1,897	97,663
ING Solution 2025 Portfolio - Service Class	44,307	5,840	38,467	17,905	5,481	12,424
ING Solution 2035 Portfolio - Initial Class	94,572	9,583	84,989	37,192	51	37,141

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2035 Portfolio - Service Class	16,042	697	15,345	10,482	123	10,359
ING Solution 2045 Portfolio - Initial Class	53,400	2,365	51,035	19,153	8	19,145
ING Solution 2045 Portfolio - Service Class	21,598	1,788	19,810	2,429	142	2,287
ING Solution Income Portfolio - Initial Class	13,953	17,126	(3,173)	330,010	18,405	311,605
ING Solution Income Portfolio - Service Class	16,243	839	15,404	1,274	37	1,237
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	381,263	574,943	(193,680)	373,041	916,992	(543,951)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	4,416	67	4,349	2,402	1,035	1,367
ING T. Rowe Price Growth Equity Portfolio - Initial Class	69,825	41,912	27,913	51,921	58,934	(7,013)
ING T. Rowe Price Growth Equity Portfolio - Service Class	7,290	1,078	6,212	2,626	659	1,967
ING Templeton Foreign Equity Portfolio - Initial Class	75,977	33,331	42,646	83,135	20,905	62,230
ING Templeton Foreign Equity Portfolio - Service Class	6,345	1,986	4,359	10,953	581	10,372
ING Thornburg Value Portfolio - Service Class	2,226	367	1,859	7,909	1,033	6,876
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	31,746	59,865	(28,119)	46,884	95,433	(48,549)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	553	434	119	367	459	(92)
ING Van Kampen Comstock Portfolio - Initial Class	78,664	52,404	26,260	73,309	79,309	(6,000)
ING Van Kampen Comstock Portfolio - Service Class	3,282	877	2,405	3,586	1,255	2,331
ING Van Kampen Equity and Income Portfolio - Initial Class	88,358	151,015	(62,657)	87,724	247,216	(159,492)
ING Van Kampen Equity and Income Portfolio - Service Class	4,352	510	3,842	3,237	1,851	1,386
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	154,999	32,682	122,317	133,122	63,847	69,275
ING Strategic Allocation Growth Portfolio - Class I	150,085	22,436	127,649	92,595	30,765	61,830
ING Strategic Allocation Moderate Portfolio - Class I	297,404	87,113	210,291	177,830	67,603	110,227
ING Variable Funds:
ING Growth and Income Portfolio - Class I	54,154	31,120	23,034	16,011	45,999	(29,988)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	63,534	16,052	47,482	31,289	12,818	18,471
ING Index Plus LargeCap Portfolio - Class I	47,455	84,124	(36,669)	107,641	103,716	3,925
ING Index Plus MidCap Portfolio - Class I	136,802	133,264	3,538	98,605	182,199	(83,594)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

			Year Ending December 31
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Index Plus SmallCap Portfolio - Class I	62,566	66,052	(3,486)	61,184	158,982	(97,798)
ING International Index Portfolio - Class I	75,268	5,969	69,299	-	-	-
ING International Index Portfolio - Class S	3,990	15	3,975	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	1,241	2,914	(1,673)	986	336	650
ING Opportunistic Large Cap Portfolio - Class I	14,065	16,027	(1,962)	11,394	30,842	(19,448)
ING Russell™ Large Cap Growth Index Portfolio - Class I	3,600,838	235,620	3,365,218	-	-	-
ING Russell™ Large Cap Index Portfolio - Class I	782,361	55,110	727,251	-	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	48,568	1,305	47,263	-	-	-
ING Small Company Portfolio - Class I	2,371	325	2,046	766	934	(168)
ING Variable Products Trust:
ING International Value Portfolio - Class I	82,853	130,903	(48,050)	96,317	247,132	(150,815)
ING MidCap Opportunities Portfolio - Class I	251,992	426,329	(174,337)	252,757	738,251	(485,494)
ING SmallCap Opportunities Portfolio - Class I	64,579	100,078	(35,499)	55,674	142,602	(86,928)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	37,570	16,736	20,834	27,735	28,357	(622)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Socially Responsive Portfolio® - Class I	49,709	30,785	18,924	34,039	55,042	(21,003)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA	3,955	1,434	2,521	1,989	1,179	810
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	219,993	142,613	77,380	444,264	210,357	233,907
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	74,570	32,175	42,395	21,557	40,429	(18,872)
Wanger Advisors Trust:
Wanger Select	74,540	45,772	28,768	61,749	77,312	(15,563)
Wanger USA	51,485	21,226	30,259	37,480	30,245	7,235

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

9. Unit Summary

A summary of units outstanding at December 31, 2009 follows:

Division/Contract	Units	Unit Value	Extended Value
American Funds Insurance Series® Growth Fund - Class 2
Contracts in accumulation period	826,065.921	$ 7.87	$ 6,501,139

American Funds Insurance Series® Growth-Income Fund -
Class 2
Contracts in accumulation period	569,995.301	$ 7.77	$ 4,428,863

American Funds Insurance Series® International Fund -
Class 2
Contracts in accumulation period	535,846.544	$ 8.75	$ 4,688,657

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period	1,693,030.255	$ 18.37	$ 31,100,966

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period	2,475,884.860	$ 27.17	$ 67,269,792

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period	3,659,045.160	$ 19.70	$ 72,083,190

Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Contracts in accumulation period	1,029,633.202	$ 15.52	$ 15,979,907

Fidelity® VIP Money Market Portfolio - Initial Class
Currently payable annuity contracts	7,099.852	$ 10.73	$ 76,181
Contracts in accumulation period	816,910.841	13.88	11,338,722
	824,010.693		$ 11,414,903
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period	202,989.680	$ 10.25	$ 2,080,644

ING Balanced Portfolio - Class I
Contracts in accumulation period	71,404.842	$ 10.01	$ 714,762

ING Intermediate Bond Portfolio - Class I
Contracts in accumulation period	210,122.266	$ 10.80	$ 2,269,320

ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period	361,078.278	$ 12.80	$ 4,621,802

ING Artio Foreign Portfolio - Service 2 Class
Contracts in accumulation period	46,253.418	$ 11.16	$ 516,188

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Institutional
Class
Contracts in accumulation period	1,622,430.691	$ 7.58	$ 12,298,025

ING BlackRock Large Cap Growth Portfolio - Service Class
Contracts in accumulation period	7,415.507	$ 7.53	$ 55,839

ING Clarion Global Real Estate Portfolio - Institutional
Class
Contracts in accumulation period	377,441.968	$ 8.72	$ 3,291,294

ING FMRSM Diversified Mid Cap Portfolio - Institutional
Class
Contracts in accumulation period	8,415.740	$ 9.31	$ 78,351

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period	109,788.720	$ 12.34	$ 1,354,793

ING Global Resources Portfolio - Service Class
Contracts in accumulation period	687,783.705	$ 11.22	$ 7,716,933

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period	410,651.315	$ 20.35	$ 8,356,754

ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
Contracts in accumulation period	1,786,753.807	$ 11.22	$ 20,047,378

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period	731,503.388	$ 11.13	$ 8,141,633

ING Liquid Assets Portfolio - Institutional Class
Contracts in accumulation period	147,841.071	$ 10.92	$ 1,614,424

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period	78,809.016	$ 8.17	$ 643,870

ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period	78,517.481	$ 8.22	$ 645,414

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period	9,457.616	$ 10.01	$ 94,671

ING Marsico International Opportunities Portfolio -
Institutional Class
Contracts in accumulation period	1,371,627.942	$ 12.35	$ 16,939,605

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period	224,140.180	$ 12.64	$ 2,833,132

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period	12,366.960	$ 10.22	$ 126,390

ING Pioneer Equity Income Portfolio - Institutional Class
Contracts in accumulation period	208,199.870	$ 7.06	$ 1,469,891

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period	19,693.735	$ 10.32	$ 203,239

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	28,592.296	$ 10.22	$ 292,213

ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period	40,712.109	$ 9.54	$ 388,394

ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Contracts in accumulation period	1,062,550.982	$ 12.04	$ 12,793,114

ING T. Rowe Price Equity Income Portfolio - Institutional
Class
Contracts in accumulation period	362,500.052	$ 12.00	$ 4,350,001

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period	23,722.169	$ 13.17	$ 312,421

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period	894,367.702	$ 10.52	$ 9,408,748

ING Van Kampen Growth and Income Portfolio - Service 2
Class
Contracts in accumulation period	4,216.467	$ 10.35	$ 43,640

ING Money Market Portfolio - Class I
Contracts in accumulation period	42,492.358	$ 10.91	$ 463,592

ING American Century Small-Mid Cap Value Portfolio -
Initial Class
Contracts in accumulation period	86,369.709	$ 18.25	$ 1,576,247

ING American Century Small-Mid Cap Value Portfolio -
Service Class
Contracts in accumulation period	5,338.994	$ 11.62	$ 62,039

ING Baron Small Cap Growth Portfolio - Initial Class
Contracts in accumulation period	189,950.072	$ 16.46	$ 3,126,578

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period	16,065.475	$ 9.79	$ 157,281

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Initial Class
Contracts in accumulation period	92,704.275	$ 10.02	$ 928,897

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period	8,810.536	$ 9.43	$ 83,083

ING Fidelity® VIP Contrafund® Portfolio - Service Class
Contracts in accumulation period	117,087.629	$ 11.02	$ 1,290,306

ING Fidelity® VIP Equity-Income Portfolio - Service Class
Contracts in accumulation period	33,504.314	$ 8.89	$ 297,853

ING Fidelity® VIP Growth Portfolio - Service Class
Contracts in accumulation period	13,429.751	$ 8.99	$ 120,733

ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period	29,322.322	$ 12.13	$ 355,680

ING JPMorgan Mid Cap Value Portfolio - Initial Class
Contracts in accumulation period	328,466.717	$ 15.77	$ 5,179,920

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period	24,409.843	$ 10.30	$ 251,421

ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
Contracts in accumulation period	1,488,402.019	$ 9.84	$ 14,645,876

ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class
Contracts in accumulation period	1,919.814	$ 9.09	$ 17,451

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period	2,368,359.803	$ 16.62	$ 39,362,140

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period	24,838.905	$ 11.39	$ 282,915

ING Oppenheimer Strategic Income Portfolio - Service Class
Contracts in accumulation period	35,517.381	$ 11.37	$ 403,833

ING PIMCO Total Return Portfolio - Initial Class
Contracts in accumulation period	675,329.756	$ 13.18	$ 8,900,846

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period	73,559.894	$ 12.18	$ 895,960

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period	533,660.562	$ 12.68	$ 6,766,816

ING Solution 2015 Portfolio - Initial Class
Contracts in accumulation period	172,052.314	$ 8.83	$ 1,519,222

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period	62,619.957	$ 10.46	$ 655,005

ING Solution 2025 Portfolio - Initial Class
Contracts in accumulation period	296,211.837	$ 8.23	$ 2,437,823

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period	99,602.685	$ 10.10	$ 1,005,987

ING Solution 2035 Portfolio - Initial Class
Contracts in accumulation period	122,129.797	$ 8.02	$ 979,481

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period	28,683.620	$ 10.16	$ 291,426

ING Solution 2045 Portfolio - Initial Class
Contracts in accumulation period	70,330.303	$ 7.75	$ 545,060

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period	22,163.477	$ 10.12	$ 224,294

ING Solution Income Portfolio - Initial Class
Contracts in accumulation period	308,432.067	$ 9.61	$ 2,964,032

ING Solution Income Portfolio - Service Class
Contracts in accumulation period	18,033.633	$ 10.74	$ 193,681

ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
Currently payable annuity contracts	157.997	$ 10.40	$ 1,643
Contracts in accumulation period	3,947,134.480	10.82	42,707,995
	3,947,292.477		$ 42,709,638
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period	6,679.870	$ 10.64	$ 71,074

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Contracts in accumulation period	226,507.174	$ 14.10	$ 3,193,751

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period	10,769.502	$ 10.24	$ 110,280

ING Templeton Foreign Equity Portfolio - Initial Class
Contracts in accumulation period	104,875.885	$ 8.14	$ 853,690

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period	14,731.307	$ 8.10	$ 119,324

ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period	8,906.456	$ 10.41	$ 92,716

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period	312,235.879	$ 9.77	$ 3,050,545

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period	769.863	$ 9.32	$ 7,175

ING Van Kampen Comstock Portfolio - Initial Class
Contracts in accumulation period	328,622.124	$ 13.28	$ 4,364,102

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period	20,826.178	$ 9.09	$ 189,310

ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period	866,027.961	$ 11.29	$ 9,777,456

ING Van Kampen Equity and Income Portfolio - Service
Class
Contracts in accumulation period	20,042.867	$ 11.05	$ 221,474

ING Strategic Allocation Conservative Portfolio - Class I
Contracts in accumulation period	308,080.923	$ 11.96	$ 3,684,648

ING Strategic Allocation Growth Portfolio - Class I
Contracts in accumulation period	343,272.485	$ 12.71	$ 4,362,993

ING Strategic Allocation Moderate Portfolio - Class I
Contracts in accumulation period	521,132.927	$ 12.40	$ 6,462,048

ING Growth and Income Portfolio - Class I
Contracts in accumulation period	156,587.354	$ 10.17	$ 1,592,493

ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period	90,829.418	$ 13.07	$ 1,187,140

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class I
Contracts in accumulation period	232,995.393	$ 12.28	$ 2,861,183

ING Index Plus MidCap Portfolio - Class I
Contracts in accumulation period	409,527.483	$ 14.71	$ 6,024,149

ING Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period	234,100.947	$ 14.22	$ 3,328,915

ING International Index Portfolio - Class I
Contracts in accumulation period	69,298.638	$ 10.84	$ 751,197

ING International Index Portfolio - Class S
Contracts in accumulation period	3,975.241	$ 10.83	$ 43,052

ING Opportunistic Large Cap Portfolio - Class I
Contracts in accumulation period	63,269.327	$ 8.93	$ 564,995

ING Russell™ Large Cap Growth Index Portfolio - Class I
Contracts in accumulation period	3,365,218.459	$ 11.74	$ 39,507,665

ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period	727,251.034	$ 11.75	$ 8,545,200

ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period	47,262.906	$ 11.45	$ 541,160

ING Small Company Portfolio - Class I
Contracts in accumulation period	4,456.170	$ 11.62	$ 51,781

ING International Value Portfolio - Class I
Contracts in accumulation period	714,966.494	$ 20.58	$ 14,714,010

ING MidCap Opportunities Portfolio - Class I
Currently payable annuity contracts:	148.238	$ 14.22	$ 2,108
Contracts in accumulation period	2,988,972.417	7.92	23,672,662
	2,989,120.655		$ 23,674,770
ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period	551,678.316	$ 22.73	$ 12,539,648

Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Contracts in accumulation period	128,416.303	$ 8.94	$ 1,148,042

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Neuberger Berman AMT Socially Responsive Portfolio® -
Class I
Contracts in accumulation period	234,267.338	$ 12.68	$ 2,970,510

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period	12,010.092	$ 10.34	$ 124,184

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period	473,666.518	$ 12.57	$ 5,953,988

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period	135,789.031	$ 12.03	$ 1,633,542

Wanger Select
Contracts in accumulation period	244,382.523	$ 13.01	$ 3,179,417

Wanger USA
Contracts in accumulation period	171,364.333	$ 11.70	$ 2,004,963

RELIASTAR LIFE INSURANCE COMPANY SEPARATE ACCOUNT N Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
American Funds Insurance Series® Growth Fund -
Class 2
2009	826	$7.87	$6,501	0.72%	1.40%	37.59%
2008	517	$5.72	$2,959	1.32%	1.40%	-44.79%
2007	211	$10.36	$2,185	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
American Funds Insurance Series® Growth-Income
Fund - Class 2
2009	570	$7.77	$4,429	1.78%	1.40%	29.28%
2008	345	$6.01	$2,072	2.37%	1.40%	-38.67%
2007	168	$9.80	$1,642	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
American Funds Insurance Series® International
Fund - Class 2
2009	536	$8.75	$4,689	1.73%	1.40%	41.13%
2008	344	$6.20	$2,132	2.86%	1.40%	-42.96%
2007	164	$10.87	$1,779	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2009	1,693	$18.37	$31,101	2.18%	1.40%	28.37%
2008	1,799	$14.31	$25,740	2.38%	1.40%	-43.44%
2007	2,150	$25.30	$54,401	1.75%	1.40%	0.12%
2006	2,564	$14.95 to $25.27	$64,793	3.27%	1.40%	18.53% to 18.56%
2005	3,056	$21.32	$65,144	1.63%	1.40%	4.41%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)		(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2009	2,476	$27.17	$67,270	1.35%	1.40%		33.78%
2008	2,593	$20.31	$52,655	0.97%	1.40%		-43.30%
2007	2,941	$35.82	$105,338	0.90%	1.40%		15.96%
2006	3,421	$30.89	$105,673	1.29%	1.40%		10.16%
2005	3,608	$28.04	$101,171	0.28%	1.40%		15.30%
Fidelity® VIP Index 500 Portfolio - Initial Class
2009	3,659	$19.70	$72,083	2.43%	1.40%		24.84%
2008	3,875	$15.78	$61,150	2.10%	1.40%		-37.87%
2007	4,463	$25.40	$113,357	3.63%	1.40%		3.97%
2006	5,171	$24.43	$126,311	1.71%	1.40%		14.11%
2005	5,735	$21.41	$122,778	1.76%	1.40%		3.38%
Fidelity® VIP Investment Grade Bond Portfolio -
Initial Class
2009	1,030	$15.52	$15,980	8.53%	1.40%		14.12%
2008	1,125	$13.60	$15,301	4.36%	1.40%		-4.56%
2007	1,349	$14.25	$19,220	4.36%	1.40%		2.89%
2006	1,602	$13.85	$22,191	4.06%	1.40%		2.90%
2005	1,792	$13.46	$24,116	3.66%	1.40%		0.75%
Fidelity® VIP Money Market Portfolio - Initial Class
2009	824	$10.73 to $13.88	$11,415	0.74%	1.40%	-0.65%	to	-0.64%
2008	994	$10.80 to $13.97	$13,860	2.94%	1.40%		1.60%
2007	876	$10.63 to $13.75	$12,019	5.39%	1.40%	3.70%	to	3.71%
2006	899	$10.25 to $13.26	$11,894	4.78%	1.40%		3.43%
2005	1,017	$12.82	$13,139	2.99%	1.40%		1.58%
Franklin Small Cap Value Securities Fund - Class 2
2009	203	$10.25	$2,081	1.53%	1.40%		27.33%
2008	163	$8.05	$1,312	1.20%	1.40%		-33.91%
2007	138	$12.18	$1,677	0.82%	1.40%		-3.79%
2006	99	$12.66	$1,249	0.61%	1.40%		15.41%
2005	23	$10.97	$254	(a)	1.40%		(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Balanced Portfolio - Class I
2009	71	$10.01	$715	4.48%	1.40%	17.49%
2008	84	$8.52	$712	3.99%	1.40%	-29.06%
2007	112	$12.01	$1,341	2.80%	1.40%	4.07%
2006	137	$11.54	$1,583	0.17%	1.40%	8.46%
2005	3	$10.64	$32	(a)	1.40%	(a)
ING Intermediate Bond Portfolio - Class I
2009	210	$10.80	$2,269	6.59%	1.40%	9.98%
2008	214	$9.82	$2,103	6.95%	1.40%	-9.74%
2007	132	$10.88	$1,435	4.83%	1.40%	4.51%
2006	73	$10.41	$762	7.63%	1.40%	2.66%
2005	2	$10.14	$24	(a)	1.40%	(a)
ING Artio Foreign Portfolio - Service Class
2009	361	$12.80	$4,622	3.38%	1.40%	18.52%
2008	400	$10.80	$4,325	-	1.40%	-44.39%
2007	462	$19.42	$8,979	0.08%	1.40%	14.84%
2006	497	$16.91	$8,411	-	1.40%	27.33%
2005	249	$13.28	$3,304	0.06%	1.40%	13.80%
ING Artio Foreign Portfolio - Service 2 Class
2009	46	$11.16	$516	3.15%	1.40%	18.35%
2008	40	$9.43	$373	-	1.40%	-44.50%
2007	28	$16.99	$473	-	1.40%	14.57%
2006	15	$14.83	$222	-	1.40%	27.30%
2005	1	$11.65	$6	(a)	1.40%	(a)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2009	1,622	$7.58	$12,298	0.58%	1.40%	28.91%
2008	1,670	$5.88	$9,817	0.21%	1.40%	-39.82%
2007	1,864	$9.77	$18,207	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2009	7	$7.53	$56	-	1.40%	28.50%
2008	5	$5.86	$29	-	1.40%	-39.90%
2007	4	$9.75	$39	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
ING Clarion Global Real Estate Portfolio - Institutional
Class
2009	377	$8.72	$3,291	2.48%	1.40%	31.92%
2008	344	$6.61	$2,271	(d)	1.40%	(d)
2007	(d)	(d)	(d)	(d)	(d)	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Diversified Mid Cap Portfolio -
Institutional Class
2009	8	$9.31	$78	-	1.40%	37.72%
2008	4	$6.76	$26	-	1.40%	-39.86%
2007	-	$11.24	$5	-	1.40%	13.19%
2006	-	$9.93	-	(b)	1.40%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2009	110	$12.34	$1,355	0.46%	1.40%	37.26%
2008	90	$8.99	$806	0.82%	1.40%	-39.99%
2007	76	$14.98	$1,141	0.11%	1.40%	12.89%
2006	52	$13.27	$696	-	1.40%	10.31%
2005	3	$12.03	$32	(a)	1.40%	(a)
ING Global Resources Portfolio - Service Class
2009	688	$11.22	$7,717	0.29%	1.40%	35.51%
2008	652	$8.28	$5,396	1.94%	1.40%	-41.81%
2007	659	$14.23	$9,382	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2009	411	$20.35	$8,357	1.21%	1.40%	69.16%
2008	310	$12.03	$3,727	2.35%	1.40%	-51.94%
2007	374	$25.03	$9,360	1.00%	1.40%	36.55%
2006	284	$18.33	$5,203	0.46%	1.40%	33.89%
2005	128	$13.69	$1,750	(a)	1.40%	(a)
ING JPMorgan Small Cap Core Equity Portfolio -
Institutional Class
2009	1,787	$11.22	$20,047	0.75%	1.40%	25.64%
2008	1,955	$8.93	$17,458	0.81%	1.40%	-30.61%
2007	2,330	$12.87	$29,981	0.33%	1.40%	-2.94%
2006	2,879	$13.26	$38,173	0.14%	1.40%	15.30%
2005	7	$11.50	$77	(a)	1.40%	(a)
ING Limited Maturity Bond Portfolio - Service Class
2009	732	$11.13	$8,142	4.47%	1.40%	5.70%
2008	780	$10.53	$8,216	6.68%	1.40%	-1.68%
2007	818	$10.71	$8,759	1.93%	1.40%	4.28%
2006	978	$10.27	$10,039	7.62%	1.40%	2.39%
2005	6	$10.03	$58	(a)	1.40%	(a)
ING Liquid Assets Portfolio - Institutional Class
2009	148	$10.92	$1,614	0.31%	1.40%	-0.91%
2008	142	$11.02	$1,562	3.04%	1.40%	1.29%
2007	140	$10.88	$1,526	5.10%	1.40%	3.72%
2006	11	$10.49	$120	4.18%	1.40%	3.55%
2005	142	$10.13	$1,443	(a)	1.40%	(a)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2009	79	$8.17	$644	1.06%	1.40%	17.39%
2008	70	$6.96	$487	3.59%	1.40%	-37.24%
2007	62	$11.09	$684	0.50%	1.40%	2.88%
2006	11	$10.78	$120	(b)	1.40%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Marsico Growth Portfolio - Institutional Class
2009	79	$8.22	$645	1.24%	1.40%	27.44%
2008	76	$6.45	$488	(d)	1.40%	(d)
2007	(d)	(d)	(d)	(d)	(d)	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
ING Marsico Growth Portfolio - Service Class
2009	9	$10.01	$95	1.29%	1.40%	27.19%
2008	8	$7.87	$60	-	1.40%	-41.14%
2007	48	$13.37	$647	-	1.40%	12.54%
2006	40	$11.88	$474	-	1.40%	3.48%
2005	24	$11.48	$276	(a)	1.40%	(a)
ING Marsico International Opportunities Portfolio -
Institutional Class
2009	1,372	$12.35	$16,940	1.56%	1.40%	36.01%
2008	1,439	$9.08	$13,066	1.23%	1.40%	-50.03%
2007	1,675	$18.17	$30,432	1.22%	1.40%	19.23%
2006	1,983	$15.24	$30,226	0.14%	1.40%	22.51%
2005	13	$12.44	$158	(a)	1.40%	(a)
ING MFS Total Return Portfolio - Service Class
2009	224	$12.64	$2,833	2.73%	1.40%	16.28%
2008	191	$10.87	$2,077	5.10%	1.40%	-23.40%
2007	288	$14.19	$4,082	2.66%	1.40%	2.53%
2006	385	$13.84	$5,324	2.40%	1.40%	10.37%
2005	468	$12.54	$5,874	2.64%	1.40%	1.46%
ING MFS Total Return Portfolio - Service 2 Class
2009	12	$10.22	$126	3.23%	1.40%	16.14%
2008	7	$8.80	$60	7.48%	1.40%	-23.54%
2007	4	$11.51	$47	2.38%	1.40%	2.40%
2006	3	$11.24	$37	(b)	1.40%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Pioneer Equity Income Portfolio - Institutional
Class
2009	208	$7.06	$1,470	-	1.40%	11.18%
2008	199	$6.35	$1,266	2.82%	1.40%	-31.13%
2007	231	$9.22	$2,134	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
ING Pioneer Fund Portfolio - Service Class
2009	20	$10.32	$203	1.18%	1.40%	22.42%
2008	16	$8.43	$136	3.14%	1.40%	-35.65%
2007	9	$13.10	$119	1.14%	1.40%	3.64%
2006	5	$12.64	$57	-	1.40%	15.12%
2005	-	$10.98	-	(a)	1.40%	(a)
ING Pioneer Mid Cap Value Portfolio - Service Class
2009	29	$10.22	$292	1.41%	1.40%	23.43%
2008	16	$8.28	$133	2.30%	1.40%	-34.08%
2007	10	$12.56	$128	1.05%	1.40%	4.06%
2006	5	$12.07	$63	0.17%	1.40%	10.73%
2005	5	$10.90	$50	(a)	1.40%	(a)
ING Stock Index Portfolio - Institutional Class
2009	41	$9.54	$388	0.71%	1.40%	24.38%
2008	23	$7.67	$176	4.28%	1.40%	-37.94%
2007	16	$12.36	$198	3.18%	1.40%	3.78%
2006	20	$11.91	$242	1.88%	1.40%	13.86%
2005	2	$10.46	$24	(a)	1.40%	(a)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2009	1,063	$12.04	$12,793	2.03%	1.40%	31.44%
2008	886	$9.16	$8,117	4.56%	1.40%	-28.55%
2007	770	$12.82	$9,875	1.99%	1.40%	2.97%
2006	533	$12.45	$6,636	1.24%	1.40%	13.08%
2005	198	$11.01	$2,185	(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Equity Income Portfolio -
Institutional Class
2009	363	$12.00	$4,350	(e)	1.40%	(e)
2008	(e)	(e)	(e)	(e)	(e)	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2009	24	$13.17	$312	0.64%	1.40%	23.20%
2008	293	$10.69	$3,134	4.28%	1.40%	-36.56%
2007	302	$16.85	$5,084	1.39%	1.40%	1.63%
2006	320	$16.58	$5,313	1.32%	1.40%	17.42%
2005	311	$14.12	$4,395	1.20%	1.40%	2.47%
ING Van Kampen Growth and Income Portfolio -
Service Class
2009	894	$10.52	$9,409	1.24%	1.40%	22.33%
2008	948	$8.60	$8,153	3.55%	1.40%	-33.18%
2007	1,260	$12.87	$16,217	1.41%	1.40%	1.10%
2006	1,647	$12.73	$20,970	1.99%	1.40%	14.38%
2005	13	$11.13	$144	(a)	1.40%	(a)
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
2009	4	$10.35	$44	-	1.40%	21.91%
2008	4	$8.49	$30	2.90%	1.40%	-33.20%
2007	3	$12.71	$39	-	1.40%	0.95%
2006	2	$12.59	$27	(b)	1.40%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)
ING Money Market Portfolio - Class I
2009	42	$10.91	$464	0.25%	1.40%	-1.00%
2008	30	$11.02	$333	3.63%	1.40%	1.19%
2007	15	$10.89	$163	3.98%	1.40%	3.71%
2006	23	$10.50	$239	(b)	1.40%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING American Century Small-Mid Cap Value
Portfolio - Initial Class
2009	86	$18.25	$1,576	1.85%	1.40%	34.19%
2008	75	$13.60	$1,020	1.12%	1.40%	-27.43%
2007	70	$18.74	$1,311	0.66%	1.40%	-4.05%
2006	87	$19.53	$1,705	0.02%	1.40%	14.14%
2005	86	$17.11	$1,472	0.47%	1.40%	6.67%
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2009	5	$11.62	$62	2.15%	1.40%	33.87%
2008	4	$8.68	$31	-	1.40%	-27.61%
2007	2	$11.99	$22	-	1.40%	-4.31%
2006	1	$12.53	$9	0.01%	1.40%	13.91%
2005	-	$11.00	$4	(a)	1.40%	(a)
ING Baron Small Cap Growth Portfolio - Initial Class
2009	190	$16.46	$3,127	-	1.40%	33.60%
2008	158	$12.32	$1,952	-	1.40%	-41.91%
2007	153	$21.21	$3,239	-	1.40%	4.84%
2006	146	$20.23	$2,944	-	1.40%	13.97%
2005	110	$17.75	$1,959	-	1.40%	6.10%
ING Baron Small Cap Growth Portfolio - Service Class
2009	16	$9.79	$157	-	1.40%	33.38%
2008	13	$7.34	$93	-	1.40%	-42.07%
2007	9	$12.67	$114	-	1.40%	4.62%
2006	4	$12.11	$47	-	1.40%	13.60%
2005	-	$10.66	-	(a)	1.40%	(a)
ING Davis New York Venture Portfolio - Initial Class
2009	93	$10.02	$929	0.87%	1.40%	30.13%
2008	57	$7.70	$443	0.96%	1.40%	-39.94%
2007	47	$12.82	$598	0.40%	1.40%	2.97%
2006	33	$12.45	$412	0.03%	1.40%	12.67%
2005	3	$11.05	$34	(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Davis New York Venture Portfolio - Service
Class
2009	9	$9.43	$83	-	1.40%	29.89%
2008	6	$7.26	$45	-	1.40%	-40.10%
2007	1	$12.12	$18	-	1.40%	2.71%
2006	-	$11.80	$2	(b)	1.40%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)
ING Fidelity® VIP Contrafund® Portfolio - Service
Class
2009	117	$11.02	$1,290	0.69%	1.40%	33.25%
2008	91	$8.27	$753	5.33%	1.40%	-43.70%
2007	74	$14.69	$1,087	0.35%	1.40%	15.22%
2006	50	$12.75	$641	-	1.40%	9.63%
2005	1	$11.63	$10	(a)	1.40%	(a)
ING Fidelity® VIP Equity-Income Portfolio - Service
Class
2009	34	$8.89	$298	2.58%	1.40%	27.55%
2008	24	$6.97	$168	2.60%	1.40%	-43.74%
2007	17	$12.39	$217	1.94%	1.40%	-0.40%
2006	7	$12.44	$93	-	1.40%	17.91%
2005	1	$10.55	$6	(a)	1.40%	(a)
ING Fidelity® VIP Growth Portfolio - Service Class
2009	13	$8.99	$121	-	1.40%	25.73%
2008	11	$7.15	$77	-	1.40%	-48.19%
2007	1	$13.80	$14	-	1.40%	24.55%
2006	-	$11.08	$5	-	1.40%	4.73%
2005	-	$10.58	-	(a)	1.40%	(a)
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2009	29	$12.13	$356	4.48%	1.40%	37.53%
2008	25	$8.82	$224	0.37%	1.40%	-40.65%
2007	21	$14.86	$312	-	1.40%	13.35%
2006	15	$13.11	$198	-	1.40%	10.63%
2005	-	$11.85	$2	(a)	1.40%	(a)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2009	328	$15.77	$5,180	1.51%	1.40%	24.08%
2008	301	$12.71	$3,820	2.58%	1.40%	-33.77%
2007	326	$19.19	$6,257	0.80%	1.40%	1.16%
2006	318	$18.97	$6,024	0.01%	1.40%	15.25%
2005	313	$16.46	$5,151	0.66%	1.40%	7.16%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2009	24	$10.30	$251	1.38%	1.40%	23.80%
2008	22	$8.32	$184	2.23%	1.40%	-33.92%
2007	14	$12.59	$174	0.78%	1.40%	0.88%
2006	7	$12.48	$84	-	1.40%	14.92%
2005	1	$10.86	$10	(a)	1.40%	(a)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2009	1,488	$9.84	$14,646	-	1.40%	30.50%
2008	1,603	$7.54	$12,087	-	1.40%	-40.06%
2007	1,820	$12.58	$22,899	-	1.40%	-3.01%
2006	2,195	$12.97	$28,466	-	1.40%	8.72%
2005	1	$11.93	$9	(a)	1.40%	(a)
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2009	2	$9.09	$17	-	1.40%	30.04%
2008	1	$6.99	$8	-	1.40%	-40.15%
2007	1	$11.68	$9	-	1.40%	-3.23%
2006	1	$12.07	$10	(b)	1.40%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Global Portfolio - Initial Class
2009	2,368	$16.62	$39,362	2.37%	1.40%	37.70%
2008	2,477	$12.07	$29,897	2.34%	1.40%	-41.15%
2007	2,820	$20.51	$57,830	1.08%	1.40%	5.07%
2006	3,212	$13.52 to $19.52	$62,695	0.07%	1.40%	16.33% to 16.35%
2005	3,171	$16.78	$53,203	1.63%	1.40%	12.02%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Oppenheimer Global Portfolio - Service Class
2009	25	$11.39	$283	1.79%	1.40%	37.39%
2008	20	$8.29	$163	2.60%	1.40%	-41.29%
2007	16	$14.12	$222	0.90%	1.40%	4.83%
2006	17	$13.47	$223	0.06%	1.40%	16.02%
2005	-	$11.61	$5	(a)	1.40%	(a)
ING Oppenheimer Strategic Income Portfolio -
Service Class
2009	36	$11.37	$404	3.51%	1.40%	19.56%
2008	35	$9.51	$336	5.39%	1.40%	-16.87%
2007	29	$11.44	$332	4.18%	1.40%	7.12%
2006	14	$10.68	$147	(b)	1.40%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)
ING PIMCO Total Return Portfolio - Initial Class
2009	675	$13.18	$8,901	3.45%	1.40%	11.32%
2008	487	$11.84	$5,766	5.64%	1.40%	-1.33%
2007	285	$12.00	$3,416	3.27%	1.40%	8.11%
2006	315	$11.10	$3,496	1.97%	1.40%	2.78%
2005	289	$10.80	$3,123	1.80%	1.40%	0.93%
ING PIMCO Total Return Portfolio - Service Class
2009	74	$12.18	$896	2.18%	1.40%	11.03%
2008	19	$10.97	$205	3.61%	1.40%	-1.61%
2007	6	$11.15	$72	3.51%	1.40%	7.94%
2006	4	$10.33	$42	0.19%	1.40%	2.58%
2005	-	$10.07	$1	(a)	1.40%	(a)
ING Pioneer High Yield Portfolio - Initial Class
2009	534	$12.68	$6,767	6.95%	1.40%	64.68%
2008	414	$7.70	$3,189	8.79%	1.40%	-30.38%
2007	78	$11.06	$863	4.86%	1.40%	4.73%
2006	20	$10.56	$207	(b)	1.40%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution 2015 Portfolio - Initial Class
2009	172	$8.83	$1,519	4.26%	1.40%	20.96%
2008	69	$7.30	$501	1.54%	1.40%	-27.72%
2007	2	$10.10	$20	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2015 Portfolio - Service Class
2009	63	$10.46	$655	4.40%	1.40%	20.65%
2008	24	$8.67	$208	1.36%	1.40%	-27.87%
2007	7	$12.02	$87	-	1.40%	3.09%
2006	6	$11.66	$73	(b)	1.40%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)
ING Solution 2025 Portfolio - Initial Class
2009	296	$8.23	$2,438	3.31%	1.40%	24.51%
2008	98	$6.61	$646	(d)	1.40%	(d)
2007	(d)	(d)	(d)	(d)	(d)	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2025 Portfolio - Service Class
2009	100	$10.10	$1,006	2.53%	1.40%	24.08%
2008	61	$8.14	$498	1.27%	1.40%	-34.78%
2007	49	$12.48	$608	0.33%	1.40%	3.14%
2006	49	$12.10	$593	0.33%	1.40%	11.01%
2005	-	$10.90	$3	(a)	1.40%	(a)
ING Solution 2035 Portfolio - Initial Class
2009	122	$8.02	$979	2.97%	1.40%	26.90%
2008	37	$6.32	$235	(d)	1.40%	(d)
2007	(d)	(d)	(d)	(d)	(d)	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2009	29	$10.16	$291	3.02%	1.40%	26.68%
2008	13	$8.02	$107	1.38%	1.40%	-37.93%
2007	3	$12.92	$38	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2045 Portfolio - Initial Class
2009	70	$7.75	$545	2.72%	1.40%	28.31%
2008	19	$6.04	$117	3.36%	1.40%	-40.55%
2007	-	$10.16	$2	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2045 Portfolio - Service Class
2009	22	$10.12	$224	1.65%	1.40%	27.94%
2008	2	$7.91	$19	-	1.40%	-40.66%
2007	-	$13.33	$1	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution Income Portfolio - Initial Class
2009	308	$9.61	$2,964	5.70%	1.40%	15.92%
2008	312	$8.29	$2,583	(d)	1.40%	(d)
2007	(d)	(d)	(d)	(d)	(d)	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution Income Portfolio - Service Class
2009	18	$10.74	$194	6.42%	1.40%	15.61%
2008	3	$9.29	$24	-	1.40%	-17.86%
2007	1	$11.31	$16	-	1.40%	3.76%
2006	1	$10.90	$6	(b)	1.40%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2009	3,947	$10.40 to $10.82	$42,710	0.43%	1.40%	44.44% to 44.46%
2008	4,141	$7.20 to $7.49	$31,016	0.47%	1.40%	-43.94% to -43.93%
2007	4,685	$12.84 to $13.36	$62,590	0.19%	1.40%	11.75% to 11.80%
2006	5,458	$11.49 to $11.95	$65,223	-	1.40%	7.56%
2005	3,048	$11.11	$33,867	(a)	1.40%	(a)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2009	7	$10.64	$71	-	1.40%	43.98%
2008	2	$7.39	$17	-	1.40%	-44.06%
2007	1	$13.21	$13	-	1.40%	11.48%
2006	1	$11.85	$10	-	1.40%	7.43%
2005	-	$11.03	$4	(a)	1.40%	(a)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2009	227	$14.10	$3,194	0.19%	1.40%	40.86%
2008	199	$10.01	$1,988	1.36%	1.40%	-43.00%
2007	206	$17.56	$3,610	0.50%	1.40%	8.40%
2006	195	$16.20	$3,153	0.25%	1.40%	11.72%
2005	172	$14.50	$2,488	0.50%	1.40%	4.69%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2009	11	$10.24	$110	-	1.40%	40.66%
2008	5	$7.28	$33	-	1.40%	-43.17%
2007	3	$12.81	$33	-	1.40%	8.10%
2006	1	$11.85	$15	-	1.40%	11.37%
2005	1	$10.64	$6	(a)	1.40%	(a)
ING Templeton Foreign Equity Portfolio - Initial Class
2009	105	$8.14	$854	-	1.40%	30.45%
2008	62	$6.24	$388	(d)	1.40%	(d)
2007	(d)	(d)	(d)	(d)	(d)	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Templeton Foreign Equity Portfolio - Service
Class
2009	15	$8.10	$119	-	1.40%	30.02%
2008	10	$6.23	$65	(d)	1.40%	(d)
2007	(d)	(d)	(d)	(d)	(d)	(d)
2006	(d)	(d)	(d)	(d)	(d)	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
ING Thornburg Value Portfolio - Service Class
2009	9	$10.41	$93	1.38%	1.40%	42.41%
2008	7	$7.31	$52	-	1.40%	-40.76%
2007	-	$12.34	$2	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2009	312	$9.77	$3,051	1.43%	1.40%	29.92%
2008	340	$7.52	$2,559	2.49%	1.40%	-40.60%
2007	389	$12.66	$4,924	0.75%	1.40%	-0.24%
2006	455	$12.69	$5,768	1.51%	1.40%	12.90%
2005	2	$11.24	$17	(a)	1.40%	(a)
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2009	1	$9.32	$7	-	1.40%	29.81%
2008	1	$7.18	$5	-	1.40%	-40.86%
2007	1	$12.14	$9	-	1.40%	-0.49%
2006	-	$12.20	-	(b)	1.40%	(b)
2005	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Comstock Portfolio - Initial Class
2009	329	$13.28	$4,364	2.63%	1.40%	27.08%
2008	302	$10.45	$3,160	4.61%	1.40%	-37.24%
2007	308	$16.65	$5,134	1.60%	1.40%	-3.42%
2006	332	$17.24	$5,731	0.95%	1.40%	14.63%
2005	292	$15.04	$4,389	0.71%	1.40%	2.31%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Van Kampen Comstock Portfolio - Service Class
2009	21	$9.09	$189	2.49%	1.40%	26.60%
2008	18	$7.18	$132	4.43%	1.40%	-37.35%
2007	16	$11.46	$184	1.56%	1.40%	-3.62%
2006	6	$11.89	$73	1.14%	1.40%	14.22%
2005	-	$10.41	$1	(a)	1.40%	(a)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2009	866	$11.29	$9,777	1.90%	1.40%	21.01%
2008	929	$9.33	$8,665	5.09%	1.40%	-24.45%
2007	1,088	$12.35	$13,439	2.45%	1.40%	2.07%
2006	1,316	$12.10	$15,926	3.75%	1.40%	11.11%
2005	29	$10.89	$313	(a)	1.40%	(a)
ING Van Kampen Equity and Income Portfolio -
Service Class
2009	20	$11.05	$221	1.63%	1.40%	20.63%
2008	16	$9.16	$148	5.49%	1.40%	-24.61%
2007	15	$12.15	$180	1.86%	1.40%	1.84%
2006	12	$11.93	$143	0.72%	1.40%	10.87%
2005	1	$10.76	$14	(a)	1.40%	(a)
ING Strategic Allocation Conservative Portfolio -
Class I
2009	308	$11.96	$3,685	6.68%	1.40%	16.23%
2008	186	$10.29	$1,912	5.48%	1.40%	-24.62%
2007	116	$13.65	$1,590	2.73%	1.40%	4.36%
2006	63	$13.08	$828	1.99%	1.40%	6.86%
2005	33	$12.24	$400	1.52%	1.40%	2.34%
ING Strategic Allocation Growth Portfolio - Class I
2009	343	$12.71	$4,363	8.75%	1.40%	23.52%
2008	216	$10.29	$2,219	2.37%	1.40%	-36.99%
2007	154	$16.33	$2,511	1.45%	1.40%	3.62%
2006	85	$15.76	$1,341	1.16%	1.40%	11.61%
2005	52	$14.12	$728	1.15%	1.40%	4.75%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Strategic Allocation Moderate Portfolio - Class I
2009	521	$12.40	$6,462	8.00%	1.40%	20.16%
2008	311	$10.32	$3,208	2.76%	1.40%	-31.43%
2007	201	$15.05	$3,019	1.87%	1.40%	4.01%
2006	125	$14.47	$1,802	1.84%	1.40%	9.62%
2005	95	$13.20	$1,250	1.41%	1.40%	3.21%
ING Growth and Income Portfolio - Class I
2009	157	$10.17	$1,592	1.58%	1.40%	28.41%
2008	134	$7.92	$1,058	1.39%	1.40%	-38.46%
2007	164	$12.87	$2,105	(c)	1.40%	(c)
2006	(c)	(c)	(c)	(c)	(c)	(c)
2005	(c)	(c)	(c)	(c)	(c)	(c)
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
2009	91	$13.07	$1,187	-	1.40%	50.58%
2008	43	$8.68	$376	-	1.40%	-40.63%
2007	25	$14.62	$364	-	1.40%	17.34%
2006	17	$12.46	$215	-	1.40%	5.77%
2005	7	$11.78	$81	-	1.40%	10.20%
ING Index Plus LargeCap Portfolio - Class I
2009	233	$12.28	$2,861	2.79%	1.40%	21.46%
2008	270	$10.11	$2,726	1.90%	1.40%	-38.09%
2007	266	$16.33	$4,340	1.29%	1.40%	3.55%
2006	296	$15.77	$4,668	0.63%	1.40%	12.97%
2005	131	$13.96	$1,828	1.35%	1.40%	3.95%
ING Index Plus MidCap Portfolio - Class I
2009	410	$14.71	$6,024	1.62%	1.40%	29.83%
2008	406	$11.33	$4,600	1.46%	1.40%	-38.42%
2007	490	$18.40	$9,008	0.84%	1.40%	4.01%
2006	585	$17.69	$10,354	0.63%	1.40%	7.93%
2005	494	$16.39	$8,100	0.42%	1.40%	9.63%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Index Plus SmallCap Portfolio - Class I
2009	234	$14.22	$3,329	1.68%	1.40%	23.12%
2008	238	$11.55	$2,744	0.97%	1.40%	-34.49%
2007	335	$17.63	$5,913	0.50%	1.40%	-7.55%
2006	442	$19.07	$8,419	0.42%	1.40%	12.24%
2005	359	$16.99	$6,103	0.29%	1.40%	6.12%
ING International Index Portfolio - Class I
2009	69	$10.84	$751	(e)	1.40%	(e)
2008	(e)	(e)	(e)	(e)	(e)	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
ING International Index Portfolio - Class S
2009	4	$10.83	$43	(e)	1.40%	(e)
2008	(e)	(e)	(e)	(e)	(e)	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
ING Opportunistic Large Cap Portfolio - Class I
2009	63	$8.93	$565	2.97%	1.40%	13.61%
2008	65	$7.86	$513	1.92%	1.40%	-36.56%
2007	85	$12.39	$1,049	1.64%	1.40%	1.56%
2006	94	$12.20	$1,149	1.43%	1.40%	14.45%
2005	101	$10.66	$1,080	(a)	1.40%	(a)
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2009	3,365	$11.74	$39,508	(e)	1.40%	(e)
2008	(e)	(e)	(e)	(e)	(e)	(e)
2007	(e)	(e)	(e)	(e)	(e)	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Russell™ Large Cap Index Portfolio - Class I
2009	727		$11.75	$8,545	(e)	1.40%	(e)
2008	(e)		(e)	(e)	(e)	(e)	(e)
2007	(e)		(e)	(e)	(e)	(e)	(e)
2006	(e)		(e)	(e)	(e)	(e)	(e)
2005	(e)		(e)	(e)	(e)	(e)	(e)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2009	47		$11.45	$541	(e)	1.40%	(e)
2008	(e)		(e)	(e)	(e)	(e)	(e)
2007	(e)		(e)	(e)	(e)	(e)	(e)
2006	(e)		(e)	(e)	(e)	(e)	(e)
2005	(e)		(e)	(e)	(e)	(e)	(e)
ING Small Company Portfolio - Class I
2009	4		$11.62	$52	-	1.40%	25.76%
2008	2		$9.24	$22	-	1.40%	-32.01%
2007	3		$13.59	$35	-	1.40%	4.38%
2006	2		$13.02	$20	-	1.40%	15.22%
2005	-		$11.30	-	(a)	1.40%	(a)
ING International Value Portfolio - Class I
2009	715		$20.58	$14,714	1.63%	1.40%	25.41%
2008	763		$16.41	$12,521	2.77%	1.40%	-43.55%
2007	914		$29.07	$26,565	1.78%	1.40%	11.85%
2006	1,081		$25.99	$28,080	2.42%	1.40%	27.65%
2005	1,316		$20.36	$26,789	2.33%	1.40%	7.90%
ING MidCap Opportunities Portfolio - Class I
2009	2,989	$7.92	to $14.22	$23,675	0.22%	1.40%	39.44% to 39.55%
2008	3,163	$5.68	to $10.19	$17,969	-	1.40%	-38.50% to -38.46%
2007	3,649	$9.23	to $16.57	$33,681	-	1.40%	23.93% to 24.06%
2006	4,536		$7.44	$33,745	-	1.40%	6.29%
2005	5,264		$7.00	$36,845	-	1.40%	8.70%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING SmallCap Opportunities Portfolio - Class I
2009	552	$22.73	$12,540	-	1.40%	29.22%
2008	587	$17.59	$10,328	-	1.40%	-35.38%
2007	674	$27.22	$18,349	-	1.40%	8.53%
2006	791	$25.08	$19,846	-	1.40%	10.97%
2005	927	$22.60	$20,948	-	1.40%	7.62%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2009	128	$8.94	$1,148	0.52%	1.40%	24.86%
2008	108	$7.16	$770	1.36%	1.40%	-40.18%
2007	108	$11.97	$1,295	0.48%	1.40%	-0.83%
2006	98	$12.07	$1,183	0.69%	1.40%	10.63%
2005	41	$10.91	$449	(a)	1.40%	(a)
Neuberger Berman AMT Socially Responsive
Portfolio® - Class I
2009	234	$12.68	$2,971	2.21%	1.40%	29.65%
2008	215	$9.78	$2,106	2.21%	1.40%	-40.29%
2007	236	$16.38	$3,871	0.08%	1.40%	6.09%
2006	221	$15.44	$3,416	0.18%	1.40%	12.13%
2005	236	$13.77	$3,252	-	1.40%	5.36%
Oppenheimer Main Street Small Cap Fund®/VA
2009	12	$10.34	$124	1.02%	1.40%	35.34%
2008	9	$7.64	$72	-	1.40%	-38.68%
2007	9	$12.46	$108	-	1.40%	-2.66%
2006	8	$12.80	$106	-	1.40%	13.48%
2005	-	$11.28	$3	(a)	1.40%	(a)
PIMCO Real Return Portfolio - Administrative Class
2009	474	$12.57	$5,954	3.05%	1.40%	16.71%
2008	396	$10.77	$4,268	4.70%	1.40%	-8.34%
2007	162	$11.75	$1,908	4.54%	1.40%	9.00%
2006	142	$10.78	$1,532	4.37%	1.40%	-0.55%
2005	170	$10.84	$1,839	3.98%	1.40%	0.65%

RELIASTAR LIFE INSURANCE COMPANY
SEPARATE ACCOUNT N
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I
2009	136	$12.03	$1,634	7.34%	1.40%	58.29%
2008	93	$7.60	$710	8.78%	1.40%	-36.35%
2007	112	$11.94	$1,340	5.50%	1.40%	4.37%
2006	118	$11.44	$1,351	5.35%	1.40%	7.02%
2005	92	$10.69	$981	2.95%	1.40%	0.47%
Wanger Select
2009	244	$13.01	$3,179	-	1.40%	63.85%
2008	216	$7.94	$1,712	-	1.40%	-49.78%
2007	231	$15.81	$3,655	-	1.40%	7.84%
2006	180	$14.66	$2,641	0.27%	1.40%	18.04%
2005	109	$12.42	$1,352	-	1.40%	8.95%
Wanger USA
2009	171	$11.70	$2,005	-	1.40%	40.29%
2008	141	$8.34	$1,177	-	1.40%	-40.51%
2007	134	$14.02	$1,877	-	1.40%	3.93%
2006	130	$13.49	$1,760	0.22%	1.40%	6.39%
2005	104	$12.68	$1,313	-	1.40%	9.69%

(a)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2009, this data is not meaningful and is therefore not presented.
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

rliccompanyfin.htm - Generated by SEC Publisher for SEC Filing

FINANCIAL STATEMENTS — STATUTORY BASIS ReliaStar Life Insurance Company For the years ended December 31, 2009, 2008 and 2007 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY Financial Statements – Statutory Basis December 31, 2009 Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis – as of December 31, 2009 and 2008	3
Statements of Operations - Statutory Basis – for the years ended December 31, 2009,
2008 and 2007	5
Statements of Changes in Capital and Surplus - Statutory Basis – for the years ended
December 31, 2009, 2008 and 2007	6
Statements of Cash Flows - Statutory Basis – for the years ended December 31, 2009,
2008 and 2007	7
Notes to Financial Statements - Statutory Basis	8

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company (the “Company”), an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc., as of December 31, 2009 and 2008, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (“Minnesota Division of Insurance”), which practices differ from U.S generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for loan-backed and structured securities and income taxes in 2009.

/s/ Ernst & Young LLP

Atlanta, Georgia April 1, 2010

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2009	2008
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$ 11,921,786	$ 13,389,937
Preferred stocks	48,516	111,545
Common stocks	60,112	63,967
Subsidiaries	322,591	267,611
Mortgage loans	2,225,989	2,492,588
Real estate:
Properties occupied by the company	9,601	9,519
Properties held for the production of income	7,660	7,673
Contract loans	682,630	690,229
Other invested assets	1,092,726	1,068,202
Cash and short term investments	1,331,064	156,896
Total cash and invested assets	17,702,675	18,258,167
Deferred and uncollected premiums, less loading (2009-$59,523; 2008-$34,078)	(67,517)	(376,766)
Accrued investment income	204,675	185,410
Reinsurance balances recoverable	297,515	184,426
Indebtedness from related parties	57,305	241,749
Net deferred tax asset	222,437	127,427
Separate account assets	2,227,830	1,920,676
Other assets	28,385	22,791
Total admitted assets	$ 20,673,305	$ 20,563,880

The accompanying notes are an integral part of these financial statements.
3

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2009	2008
	(In Thousands,
	except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 12,868,745	$ 12,535,786
Accident and health reserves	936,352	1,119,012
Deposit type contracts	655,939	633,472
Policyholders’ funds	1,671	1,150
Dividends payable	11,240	13,745
Policy and contract claims	123,837	215,745
Total policy and contract liabilities	14,597,784	14,518,910

Accounts payable and accrued expenses	141,510	146,375
Reinsurance balances	1,161,020	363,874
Current federal income taxes payable (including $70,722 and
$10,592 on realized capital gains (losses) at December 31,
2009 and 2008, respectively)	19,907	10,936
Indebtedness to related parties	48,476	142,015
Contingency reserve	40,063	40,226
Asset valuation reserve	19,014	65,691
Borrowed money	-	705,019
Net transfers from separate accounts	(95,033)	(76,412)
Other liabilities	322,424	653,262
Separate account liabilities	2,227,830	1,920,676
Total liabilities	18,482,995	18,490,572

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	94,219	9,710
Surplus note	100,000	100,000
Paid-in and contributed surplus	1,957,125	1,957,125
Unassigned surplus	36,466	3,973
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	2,190,310	2,073,308
Total liabilities and capital and surplus	$ 20,673,305	$ 20,563,880

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 566,262	$ 2,305,966	$ 1,970,191
Considerations for supplementary contracts with life contingencies	3,638	2,683	2,022
Net investment income	866,422	880,893	958,383
Amortization of interest maintenance reserve	(17,585)	(7,479)	(598)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	1,158,218	258,258	1,015,902
Other revenue	123,358	133,539	148,941
Total premiums and other revenues	2,700,313	3,573,860	4,094,841
Benefits paid or provided:
Death benefits	128,184	742,637	943,659
Annuity benefits	99,855	110,171	110,050
Surrender benefits and withdrawals	1,162,628	1,610,260	1,847,038
Interest on policy or contract funds	25,458	31,896	28,364
Accident and health benefits	143,838	543,348	579,121
Other benefits	7,922	8,521	7,403
Increase (decrease) in life, annuity and accident and health reserves	158,125	(174,081)	(121,592)
Net transfers from separate accounts	(136,163)	(239,177)	(386,445)
Total benefits paid or provided	1,589,847	2,633,575	3,007,598
Insurance expenses and other deductions:
Commissions	436,865	475,591	392,398
General expenses	381,780	439,337	401,062
Insurance taxes, licenses and fees	57,891	59,482	51,412
Other (additions) deductions	(4,732)	17,033	(36,436)
Total insurance expenses and other deductions	871,804	991,443	808,436
Gain (loss) from operations before policyholder dividends, federal income
taxes and net realized capital gains (losses)	238,662	(51,158)	278,807

Dividends to policyholders	14,704	17,316	18,500
Gain (loss) from operations before federal income taxes
and net realized capital (losses) gains	223,958	(68,474)	260,307

Federal income tax expense (benefit)	119,396	(111,875)	110,413
Gain from operations before net realized capital (losses) gains	104,562	43,401	149,894
Net realized capital (losses) gains	(197,058)	(168,608)	3,156
Net (loss) income	$ (92,496)	$ (125,207)	$ 153,050

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500	$ 2,500

Preferred stock:
Balance at beginning and end of year	$ 100	$ 100	$ 100

Special surplus funds:
Balance at beginning of year	$ 9,710	$ -	$ -
Reclass of gain on sale/leaseback of home property from unassigned surplus	(694)	9,710	-
Admitted deferred tax asset per SSAP 10R	85,203	-	-
Balance at end of year	$ 94,219	$ 9,710	$ -

Surplus note:
Balance at beginning and end of year	$ 100,000	$ 100,000	$ 100,000

Paid-in and contributed surplus:
Balance at beginning of year	$ 1,957,125	$ 1,767,125	$ 1,672,125
Capital contributions	-	190,000	95,000
Balance at end of year	$ 1,957,125	$ 1,957,125	$ 1,767,125

Unassigned surplus:
Balance at beginning of year	$ 3,973	$ 456,307	$ 548,834
Net (loss) income	(92,496)	(125,207)	153,050
Change in net unrealized capital gains (losses)	14,887	(319,121)	(175,577)
Change in nonadmitted assets	(89,906)	(129,114)	(71,572)
Change in liability for reinsurance in unauthorized companies	21,650	(1,744)	(6,733)
Change in reserve due to change in valuation bases	7,483	-	-
Change in asset valuation reserve	46,677	95,124	(25,549)
Other changes in surplus in separate account statement	-	-	1,209
Cumulative effect of change in accounting principle	(8,570)	-	-
Change in net deferred income tax	64,737	44,616	47,184
Deferred gain on reinsurance of existing business	72,773	-	30,049
Change in surplus as a result of reinsurance	(6,916)	(5,253)	(46,376)
Reclass of gain on sale/leaseback of home property to special surplus	694	(9,710)	-
Dividends to stockholder	-	-	-
Additional minimum pension liability	1,480	(1,925)	1,788
Balance at end of year	$ 36,466	$ 3,973	$ 456,307

Preferred capital stock held in treasury	(100)	(100)	(100)
Total capital and surplus	$ 2,190,310	$ 2,073,308	$ 2,325,932

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$ 368,000	$ 2,775,447	$ 2,003,357
Net investment income received	1,011,418	957,129	1,026,284
Commissions and expenses paid	(943,219)	(933,585)	(821,882)
Benefits paid	(1,719,787)	(3,188,156)	(3,557,172)
Net transfers from separate accounts	105,195	301,344	396,242
Dividends paid to policyholders	(17,205)	(18,135)	(18,121)
Federal income taxes (paid) recovered	(38,765)	22,338	(54,150)
Miscellaneous income	1,203,854	373,850	1,168,680
Net cash (used in) provided by operations	(30,509)	290,232	143,238

Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	3,552,257	4,597,269	7,865,334
Stocks	119,717	159,496	58,279
Mortgage loans	311,118	352,074	343,501
Real estate	-	118,909	2,601
Other invested assets	185,529	11,837,282	11,993,637
Net gain on cash and short term investments	218	102	2,652
Miscellaneous proceeds	63,998	138,501	84,663
Total investment proceeds	4,232,837	17,203,633	20,350,667

Cost of investments acquired:
Bonds	2,995,079	4,635,762	8,222,389
Stocks	135,067	210,573	34,701
Mortgage loans	56,558	431,080	620,696
Real estate	650	-	1,978
Other invested assets	179,091	11,963,019	12,231,320
Miscellaneous applications	173,167	133,726	48,657
Total cost of investments acquired	3,539,612	17,374,160	21,159,741

Net increase (decrease) in contract loans	7,599	(7,011)	(9,088)
Net cash provided by (used in) investment activities	700,824	(177,538)	(818,162)

Financing and Miscellaneous Activities
Other cash provided (applied):
Capital and surplus paid-in	190,000	-	95,000
Borrowed money	(703,908)	93,069	46,069
Net deposits (withdrawals) on deposit type contracts	22,467	(185,448)	208,675
Dividends paid to stockholder	-	-	-
Funds received from reinsurance	751,845	-	-
Other cash provided (used)	243,449	(49,301)	169,821
Net cash provided by (used in) financing and miscellaneous activities	503,853	(141,680)	519,565
Net increase (decrease) in cash and short term investments	1,174,168	(28,986)	(155,359)
Cash and short term investments:
Beginning of year	156,896	185,882	341,241
End of year	$ 1,331,064	$ 156,896	$ 185,882

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

1. Organization and Significant Accounting Policies

ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles (“SSAP”) No. 43R, Loan-backed and Structured Securities (“SSAP 43R”). This statement provides guidance on recording other-than-temporary impairments (“OTTI”) on loan-backed and structured securities. When the holder of a loan-backed or structured security with an unrealized loss position either has the intent to sell the security or does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security must be written down to fair value.

When the holder of a loan-backed or structured security in an unrealized loss position does not intend to sell the security and has the intent and ability to hold the security for a period of time sufficient to recover the amortized cost, the holder of the security must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its amortized cost, the security is written down to its present value of the expected future cash flows.

In both instances noted above, the total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion shall be recorded through the interest maintenance reserve (“IMR”) and the non-interest related portion shall be recorded through the asset valuation reserve (“AVR”). The effects on the

8

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Company's 2009 financial statements of adopting this change in accounting principle at July 1, 2009 were decreases in total admitted assets of $8.8, total liabilities of $0.2, and capital and surplus of $8.6. This adoption had no impact on net income.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes (“SSAP 10R”). This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitations, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement with the domiciliary state commissioner to 15% of capital and surplus for its most recently filed statement with the domiciliary state commissioner. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. The effects on the Company's 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to capital and surplus and total admitted assets of $85.2. This adoption had no impact to net income or total liabilities. The increase in capital and surplus related to the cumulative effect of adopting this change in accounting principle is disclosed in a separate line in the Statements of Changes in Capital and Surplus.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”). The NAIC replaced the existing formula-based reserve standard methodology (AG34 – Death Benefits and AG39 – Living Benefits) with a stochastic principles-based methodology AG43 for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after 1/1/1981. Variable payout annuity contracts are also subject to AG43. Under the requirements of AG43, there is no cumulative effect of adopting AG43. Reserves calculated using AG43 were lower than reserves calculated under AG34 and AG39 by $2.7. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG34 and AG39, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner. The grading shall be done only on reserves on the contracts in-force as of December 31, 2009. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in 2009 and one-third of the difference subtracted from the new basis in 2010. Since reserves under AG43 were lower that the previous methodology, the Company did not elect the grade-in provision and reserves at December 31, 2009 reflect the full impact of the adoption of AG43.

9

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Reclassifications

Certain amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2009 financial statement presentation. These reclassifications reflect presentational differences on both the Balance Sheets and Statement of Operations. There were no changes to total capital and surplus or net income. A reconciliation of the more significant presentational differences for 2008 and 2007 balances is as follows:

	2008 Balance per Audited		2008 Balance per Audited
	Financial Statements	Amount	Financial Statements
	December 31, 2008	Reclassified	December 31, 2009
		(In Thousands)
Admitted Assets
Reinsurance balances recoverable	$ 185,418	$ (992)	$ 184,426
Other Assets	21,799	992	22,791

Liabilities
Accounts payable and accrued expenses	204,884	(58,509)	146,375
Reinsurance balances due	298,366	65,508	363,874
Other liabilities	660,261	(6,999)	653,262

Statement of Operations
Net investment income	878,335	2,558	880,893
Other revenue	136,097	(2,558)	133,539

Capital and Surplus
Special surplus funds	-	9,710	9,710
Unassigned funds	13,683	(9,710)	3,973

	2007 Balance per Audited		2007 Balance per Audited
	Financial Statements	Amount	Financial Statements
	December 31, 2007	Reclassified	December 31, 2009
		(In Thousands)
Statement of Operations
Net investment income	$ 950,685	$ 7,698	$ 958,383
Other revenue	156,639	(7,698)	148,941

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

10

RELIASTAR LIFE INSURANCE COMPANY
 Note to Other Financial Information
December 31, 2009

Management regularly reviews the value of the Company’s investments in bonds and mandatorily redeemable preferred stocks. If the value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other than temporary decline in value. To make this determination for each security, the following are some of the factors considered:

§	The length of time and the extent to which the fair value has been below cost.
§	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
§	Management’s intent and ability to hold the security long enough for it to recover its value.

Based on the analysis, management makes a judgment as to whether the loss is other than temporary. If the loss is other than temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Operation in the period the determination is made.

The Company invests in structured securities including mortgage backed securities/ collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities in unrealized loss positions in the periods after the adoption of SSAP 43R, management determines whether it has the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If management has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

When an OTTI is recorded because there is intent to sell or the holder does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion shall be recorded through the IMR and the non-interest related portion shall be recorded through the AVR.

For these structured securities in periods prior the adoption of SSAP 43R, management compared the undiscounted projected future cash flows to the carrying value and an OTTI was considered to have occurred when the undiscounted cash flows were less than the carrying value.

For GAAP, when a decline in fair value is determined to be other-than-temporary, the loss which is calculated as the difference between the securities carrying value and fair value is recorded in net realized capital gains (losses) in its entirety or bifurcated between net realized capital gains (losses) and accumulated other comprehensive income, as appropriate.

11

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

SSAP No. 31, Derivative Instruments (“SSAP 31”) applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities

(“SSAP 86”) for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company’s net deferral of IMR is negative and as such is reported as a component of other assets and completely nonadmitted in the accompanying Balance Sheets.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income or bifurcated to other comprehensive income as appropriate.

12

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an

13

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC

Accounting Practices and Procedures Manual, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited GAAP statements are not available or expected to be available are nonadmitted. Under GAAP, the accounts and operations of the Company’s subsidiaries are consolidated. All affiliated investments are included in the Consolidated Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under GAAP, dividends are recognized over the term of the related policies.

14

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse over the next year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. For periods after the adoption of SSAP 10R and assuming certain minimum thresholds are met, the formula allows the Company to consider the amount that is expected to reverse over the next three years rather than the single year under SSAP 10. SSAP 10R also requires the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Surplus Notes: Surplus notes are reported as a component of surplus and are recorded in other invested assets on the Balance Sheet. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the notes.

Statements of Cash Flows: Cash and short term investments in the Statements of Cash Flows represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Participation Fund Account: On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $219.3 as of December 31, 2009) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

15

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan backed securities are stated at either amortized cost or the lower of amortized cost or fair market value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an other-than-temporary impairment.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (“SVO”).

Common stocks are reported at fair value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

  Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

16

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

  Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

Credit default swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP 86 permissible investments using the derivative in conjunction with other investments.

  Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.
  Forwards: Forwards are acquired to hedge the Company’s inverse portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on owned forwards or interest rate rises on purchased forwards) or will be required to make a payment (interest rate rises on owned forwards or interest rate drops on purchased forwards).
  Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.
  Futures: The Company utilizes futures contracts in an anticipatory hedging program to hedge the effects of changes in interest rates related to commitments for future purchases of bonds.
  Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense. Put options are used to hedge the liability associated with embedded derivatives in certain variable annuity contracts and as part of a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital.
  Options are reported at fair value.

SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net

17

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

assets, and the Company’s non-insurance subsidiaries are reported at the GAAP basis of their net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited US GAAP statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCA’s to determine if an other-than-temporary impairment has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Mortgage loans are reported at amortized cost, less writedown for impairments.

Contract loans are reported at unpaid principal balances.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost, and other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight line basis over the estimated useful lives of the properties.

The Company engages in reverse repurchase agreements and reverse dollar repurchase agreements. Such arrangements typically meet the requirements to be accounted for as financings. For both reverse repurchase agreements and reverse dollar repurchase agreements, Company policies require that at all times during the respective agreement term, cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets from others. Cash collateral received is used for general liquidity purposes and the offsetting collateral liability is included in borrowed money on the Balance Sheets.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The fair value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short term investments are reported at amortized cost which approximates fair value. Short term investments include investments with maturities of one year or less at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

18

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Residual collateralized mortgage obligations, which are included in other invested assets on the Balance Sheet, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25% for 2009.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $126.7 billion and $94.5 billion at December 31, 2009 and 2008, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $786.4 and $797.4 at December 31, 2009 and 2008, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts (“SSAP 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such

19

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 1.0% of the Company’s ordinary life insurance in force and less than 11.0% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $14.7, $17.3 and $18.5 was incurred in 2009, 2008 and 2007, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2009	2008
	(In Thousands)
Subsidiaries	$ 1,589	$ 7,250
Deferred and uncollected premium	9,687	7,396
Net deferred tax asset	296,922	330,797
Electronic data processing equipment and software	60	26,067
Furniture and equipment	109	617
Health care and other amounts receivable	9,095	8,954
Interest maintenance reserve	140,411	49,080
Other invested assets	12,927	21,284
Other	5,041	19,694
Total nonadmitted assets	$ 475,841	$ 471,139

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

20

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2009. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2009.

Guaranteed Benefits: For variable annuity guarantees, AG43 is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities (“CARVM”). The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates. AG43 replaces Actuarial Guidelines 34 and 39 for Variable Annuities effective December 31, 2009. Per AG43, the reserve as of January 1, 2009 shall be the sum of the reserves from the asset adequacy analysis requirements in AG34 and AG39. Therefore, there was no cumulative effect of adopting AG43 in 2009. Where the application of AG43 produces higher reserves that the Company had otherwise established under AG34 and AG39, the Company may request a grade-in period, not to exceed three years, from the Domiciliary Commissioner. The grading shall be done only on reserves on the contracts in-force as of December 31, 2009. The reserves under the old basis and the new basis shall be compared each year with two-thirds of the difference subtracted from the reserve under the new basis in 2009 and one-third of the difference subtracted from the new basis in 2010. The Company did not elect the grade-in provision, therefore reserves at December 31, 2009 reflect the full impact of the adoption of AG43.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

Reserves related to the Company’s mortality risk are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $25.3 and $26.0 at December 31, 2009 and 2008, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

21

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2009, 2008, and 2007, the Company had no such permitted accounting practices.

22

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

3. Investments

Fixed Maturities and Equity Securities

The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2009:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 1,293,951	$ 14,120	$ 96,117	$ 1,211,954
States, municipalities, and political
subdivisions	64,975	177	8,346	56,806
Foreign other (par value - $2,106,735)	2,054,276	75,863	61,050	2,069,089
Foreign government (par value - $62,139)	59,772	6,243	1,030	64,985
Public utilities securities	78,958	3,886	320	82,524
Corporate securities	5,019,689	194,532	100,318	5,113,903
Residential mortgage backed securities	1,737,197	313,661	206,883	1,843,975
Commercial mortgage backed
securities	1,376,053	5,879	246,964	1,134,968
Other asset backed securities	269,419	7,795	24,237	252,977
Total fixed maturities	11,954,290	622,156	745,265	11,831,181
Preferred stocks	51,317	1,984	6,474	46,827
Common stocks	60,858	3,755	4,501	60,112
Total equity securities	112,175	5,739	10,975	106,939
Total	$ 12,066,465	$ 627,895	$ 756,240	$ 11,938,120

At December 31, 2008:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 1,068,759	$ 74,902	$ 3,938	$ 1,139,723
States, municipalities, and political
subdivisions	46,565	115	15,036	31,644
Foreign other (par value - $2,083,193)	2,033,644	10,325	319,820	1,724,149
Foreign government (par value - $93,729)	85,971	10,976	3,391	93,556
Public utilities securities	99,188	538	9,639	90,087
Corporate securities	4,671,021	41,111	623,851	4,088,281
Residential backed securities	2,921,729	185,723	489,633	2,617,819
Commercial mortgage backed
securities	1,599,126	4	564,006	1,035,124
Other asset backed securities	868,668	1,019	210,274	659,413
Total fixed maturities	13,394,671	324,713	2,239,588	11,479,796
Preferred stocks	111,545	-	40,100	71,445
Common stocks	73,514	377	9,924	63,967
Total equity securities	185,059	377	50,024	135,412
Total	$ 13,579,730	$ 325,090	$ 2,289,612	$ 11,615,208

23

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2009	2008
	(In Thousands)
Amortized cost	$ 11,954,290	$ 13,394,671
Adjustment for below investment grade bonds	(32,504)	(4,734)
Carrying value	$ 11,921,786	$ 13,389,937

Reconciliation of preferred stock from amortized cost to carrying value is as follows:

	December 31
	2009	2008
	(In Thousands)
Amortized cost	$ 51,317	$ 111,545
Adjustment for below investment grade PS	(2,801)	-
Carrying value	$ 48,516	$ 111,545

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

		More than 6
	Less than	Months and Less	More than
	6 Months	than 12 Months	12 Months
	Below Cost	Below Cost	Below Cost	Total
	(In Thousands)
At December 31, 2009:
Fair value	$ 1,802,942	$ 330,775	$ 2,258,189	$ 4,391,906
Unrealized loss	96,352	60,461	588,452	745,265

At December 31, 2008:
Fair value	$ 1,388,492	$ 2,551,612	$ 3,918,877	7,858,981
Unrealized loss	95,419	478,086	1,666,083	2,239,588

The amortized cost and fair value of investments in bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$ 350,136	$ 357,365
Due after 1 year through 5 years	2,109,813	2,197,542
Due after 5 years through 10 years	2,506,209	2,564,287
Due after 10 years	3,605,463	3,480,067
	8,571,621	8,599,261
Residential mortgage backed securities	1,737,197	1,843,975
Commercial mortgage backed securities	1,376,053	1,134,968
Other asset backed securities	269,419	252,977
Total	$ 11,954,290	$ 11,831,181

24

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

At December 31, 2009 and 2008, investments in certificates of deposit and bonds with an admitted asset value of $181.1 and $94.7, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. The Company does have exposure to Residential Mortgage-Backed Securities (“RMBS”) and asset-backed securities (“ABS”). Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income. Commencing in the fourth quarter of 2007, the Company expanded its definition of Alt-A loans to include residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default. Further, during the fourth quarter of 2007, the industry coalesced around classifying any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime into the Alt-A category, and the Company is following that lead.

The market for securities collateralized by subprime mortgages has been in a period of extended turbulence and uncertainty with regards to credit performance. Underlying collateral has continued to reflect the problems associated with a housing market that has seen substantial price declines and an employment market that has declined significantly. Credit spreads have widened meaningfully and rating agency downgrades have been widespread an severe within the sector. Over the course of 2009, price transparency and liquidity for bonds backed by subprime mortgages did improve with the stabilization across broader risk markets. In managing its risk exposure to subprime mortgages, ING takes into account collateral performance and structural characteristics associated with its various positions. It constructs scenarios to project forward looking cashflows for each bond. ING’s views are updated quarterly to ensure other than temporary impairments are properly recorded and attempts to exit positions when perceived intrinsic values are in excess of market values.

25

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2009:

Other-than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(Excluding		Losses
	Actual Cost	Interest)	Fair Value	Recognized
(In Thousands)

Residential mortgage
backed securities	$ 137,910	$ 135,517	$ 106,994	$ 16,220

Structured Securities	223,477	206,740	144,885	9,724
Total	$ 361,387	$ 342,257	$ 251,879	$ 25,944

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2008:

Other Than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(excluding		Losses
	Actual Cost	interest)	Fair Value	Recognized
(In Thousands)
Residential mortgage
backed securities	$ 856,376	$ 845,639	$ 546,723	$ 6,250

Structured securities	255,389	256,259	165,493	8,176
Total	$ 1,111,765	$ 1,101,898	$ 712,216	$ 14,426

The following table summarizes the Company’s exposure to subprime mortgage backed holdings and Alt-A mortgage backed securities through other investments as of December 31, 2007:

Other Than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(excluding		Losses
	Actual Cost	interest)	Fair Value	Recognized
(In Thousands)
Residential mortgage
backed securities	$ 974,100	$ 969,954	$ 958,770	$ 280

Structured securities	309,153	309,232	282,868	5,911
Total	$ 1,283,253	$ 1,279,186	$ 1,241,638	$ 6,191

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2009.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-up Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of approximately $665 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of 10% of par value. In addition, under the Back-up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company BackUp Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio. The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as an invested asset and is reported in other invested assets on the Balance Sheet. The amount of the obligation as of December 31, 2009 was $526.3.

Since the Company had the intent to sell as of December 31, 2008, a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio, the Company evaluated the securities for impairment under INT 06-07: Definition of Phrase “Other Than Temporary” and SSAP 43, Loan-backed and Structured Securities. Per SSAP 43, the book value of the other-than-temporary impaired security must be written

27

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

down to the estimated undiscounted future cash flows. In applying SSAP 43, the Company considered the estimated undiscounted future cash flows for the impairment test to be the remaining undiscounted cash flows on the security over its expected life. Since the estimated undiscounted future cash flow from these securities exceeded the carrying value of the securities at December 31, 2008, no impairment was recorded. The Company recorded a realized loss of $43.0 related to this transaction during the first quarter of 2009. See the ING Restructuring Plan disclosure in Commitments and Contingencies for more on this transaction.

Mortgage Loans and Real Estate

The maximum and minimum lending rates for long term mortgage loans during 2009 were 7.5% and 7.3%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Generally all risk coverage at replacement cost is required for a property securing real estate finance investments.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 65.0% on commercial properties. As of December 31, 2009 and 2008, the Company held no mortgages with interest more than 180 days overdue. Minimal interest was past due as of December 31, 2009 and 2008.

The average recorded investment in impaired loans was $15.5, $1.5 and $4.3 at December 31, 2009, 2008, and 2007, respectively. Interest income recognized during the period the loans were impaired was $1.6, $0.2, and $0.5 and interest income recognized on a cash basis was $1.2, $0.2, and $0.5 for 2009, 2008 and 2007, respectively.

The Company recorded $12.9 and $1.0 of impairments on loans without an allowance for credit losses, as of December 31, 2009 and 2008, respectively.

There were no encumbrances on real estate at December 31, 2009 and 2008, respectively.

28

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Net Realized Capital Gains and Losses

Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

		December 31
	2009	2008	2007
	(In Thousands)
Realized capital losses	$ (376,696)	$ (206,383)	$ (3,444)
Amount transferred to IMR (net of related taxes
of $(58,647) in 2009, $(26,044) in 2008
and $(8,404) in 2007	108,916	48,367	15,608
Federal income tax benefit (expense)	70,722	(10,592)	(9,008)
Net realized capital (losses) gains	$ (197,058)	$ (168,608)	$ 3,156

Realized capital losses include losses of $252.8, $209.6, and $27.9 related to securities that have experienced an other than temporary decline in value in 2009, 2008, and 2007, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $2.7 billion, $2.1 billion and $4.5 billion in 2009, 2008 and 2007, respectively. Gross gains of $133.7, $35.2, and $44.4 and gross losses of $134.7, $82.5, and $53.2 during 2009, 2008 and 2007, respectively, were realized on those sales. A portion of the gains and losses realized in 2009, 2008, and 2007 has been deferred to future periods in the IMR.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP 43R:

	Amortized Cost Basis	Other-than-Temporary Impairments
	Before OTTI	Interest	Non-interest	Fair Value
	(In Thousands)
Aggregate intent to sell	$ 112,447	$ 81,788 $	-	$ 30,659
Aggregate inability or lack of intent
to hold to recovery	-	-	-	-
Aggregate present value of expected
cash flows below amortized cost	194,828	-	41,576	105,667
Total	$ 307,275	$ 81,788 $	41,576	$ 136,326

29

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP 43R:

	Amortized Cost
	Before Current	Recognized	Amortized Cost
Cusip	Period OTTI	OTTI	After OTTI	Fair Value
		(In Thousands)
07378RAB5	$ 2,821	$ 175	$ 2,646	$ 1,870
1248MGAK0	503	121	382	215
1248MGAL8	2,000	428	1,572	788
12668BUH4	4,204	362	3,842	2,233
17311YAC7	2,000	171	1,829	744
38374L2N0	378	62	316	404
38374U3J8	1,508	358	1,150	1,379
38374VVS5	10,175	526	9,649	9,393
751155BE1	633	16	617	501
83612LAD1	1,500	17	1,483	595
939346AB8	2,394	548	1,846	938
94985JCD0	4,911	143	4,768	3,258
02147RAF7	497	22	475	418
059487AA6	1,063	37	1,026	525
059496AC3	5,129	192	4,938	3,135
05950LAY8	498	293	205	406
07378RAB5	2,511	838	1,673	2,217
073882AC6	6,559	333	6,226	4,534
1248MGAK0	381	16	364	230
1248MGAL8	1,566	69	1,497	894
126685AM8	106	3	103	30

30

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

(Table continued from previous page)
	Amortized Cost
	Before Current	Recognized	Amortized Cost
Cusip	Period OTTI	OTTI	After OTTI	Fair Value
	(In Thousands)
362341S59	$ 3,433	$ 636	$ 2,798	$ 2,734
12668BKM4	1,354	23	1,331	1,092
17307GL89	2,308	85	2,223	1,724
17311YAC7	1,826	53	1,773	729
31394A2W5	4,856	1,218	3,638	3,726
31394A4U7	2,531	626	1,905	1,391
31394AE44	1,988	500	1,488	1,293
31394AJ72	1,806	465	1,341	1,198
31394ANQ5	1,095	239	856	765
31394ANR3	5,314	1,464	3,850	3,234
31394AZQ2	1,717	448	1,270	1,020
31394AZS8	1,410	372	1,038	920
31394EBD9	184	48	136	184
31395CFD8	3,802	995	2,807	2,392
31395LNW7	1,930	200	1,730	1,970
32052NAF6	144	26	118	114
36298NAZ7	37,772	1,173	36,599	23,607
46629QAD8	3,700	65	3,635	1,923
46629QAE6	3,387	214	3,174	1,237
55312YAJ1	15,057	9,692	5,365	2,638
55312YAK8	14,053	12,251	1,802	1,716
751155BE1	616	338	278	396
75970HAK6	1,250	955	295	170
75970QAF7	10,486	603	9,883	5,178
759950HB7	2,167	1,861	305	252
761118VY1	765	52	714	386
83612LAD1	1,483	248	1,234	586
92925DAA8	1,849	144	1,705	1,035
93362YAA0	3,296	288	3,009	1,565
933635AA2	1,288	113	1,175	698
933638AC2	688	185	503	223
93363CAD1	1,171	565	607	271
939344AB3	14	4	10	26
939344AD9	12	-	12	29
93934FGJ5	623	8	615	475
93934FPP1	1,629	149	1,480	495
93934FQQ8	241	13	229	188
939355BR3	4,050	477	3,573	2,073
93935DAA4	1,642	36	1,606	997
93935EAC8	554	14	540	310
Total	$ 194,828	$ 41,576	$ 153,257	$ 105,667

31

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The following table discloses in detail the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP 43R where the Company does not have the intent or ability to hold the security to recovery:

	Amortized Cost
	Before Current		Amortized Cost
Cusip	Period OTTI	Recognized OTTI	After OTTI	Fair Value
05950VAL4	$ 1,505	$ 1,306	$ 199	$ 199
20173MAN0	4,053	3,680	373	373
362332AM0	4,013	3,632	382	382
46629PAJ7	14,979	12,374	2,605	2,605
46629PAR9	36,023	20,545	15,477	15,477
46629PAS7	17,038	13,301	3,737	3,737
46629PAU2	7,714	6,278	1,436	1,436
46630JAP4	22,052	16,195	5,857	5,857
46630JBG3	5,070	4,477	593	593
Total	$ 112,447	$ 81,788	$ 30,659	$ 30,659

The following table discloses structured securities subject to SSAP 43R with book values greater than fair values, but other-than-temporary declines have not been recognized:

	December 31, 2009

		Aggregate fair value of
	Aggregate amount of	investments in
	unrealized losses	unrealized loss position
	(in thousands)

Securities that have been in unrealized loss position
for less than 12 months	$ 73,677	573,015
Securities that have been in unrealized loss position
for greater than 12 months	404,407	956,375
Total	$ 478,084 $	1,529,390

For the years ended December 31, 2009, 2008, and 2007, realized capital losses include $32.5, $44.5, and $5.4, respectively, related to Limited Partnerships that have experienced an other than temporary decline in value.

32

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Income:
Subsidiaries	$ -	$ -	$ 22,049
Equity securities	6,827	9,749	9,451
Bonds	847,076	859,407	798,871
Mortgage loans	140,277	158,451	142,591
Derivatives	(114,792)	(145,900)	(4,188)
Contract loans	40,482	40,359	40,440
Real estate	2,583	2,675	20,422
Other	(14,308)	35,897	42,594
Total investment income	908,145	960,638	1,072,230
Investment expenses	(41,723)	(79,745)	(113,847)
Net investment income	$ 866,422	$ 880,893	$ 958,383

Repurchase Agreements

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The repurchase obligation totaled $0.0 and $126.8 at December 31, 2009 and 2008, respectively. The securities underlying these agreements are mortgage backed securities with a book value of $0.0 and $126.2 and fair value of $0.0 and $128.4 at December 31, 2009 and 2008, respectively. The primary risk associated with short term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short term investments, which was not material at December 31, 2009. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that counterparty risk is minimal based on counterparty and ongoing monitoring processes.

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are used for general liquidity purposes. As of December 31, 2009 and 2008, the amount outstanding on these agreements was $0.0 and $339.1, respectively, and was included in borrowed money on the Balance Sheets. The securities underlying these agreements are mortgage backed securities with a book value of $0.0 and $377.7 and fair value of $0.0 and $383.1 at December 31, 2009 and 2008, respectively. In addition to the repurchase obligation, the Company holds $0.0 in collateral posted by the counterparty in connection with the increase in value of pledged securities that will be released upon settlement.

33

RELIASTAR LIFE INSURANCE COMPANY
Note to Other Financial Information
December 31, 2009

Low-Income Housing Tax Credits

The Company had a carrying value of $141.1 in Low-Income Housing Tax Credits (“LIHTC”) at December 31, 2009. The tax credits are projected to expire in 2020. The Company is indifferent to the holding period of the investments as the credits are guaranteed by a third party. The Company is unaware of any current regulatory reviews of the LIHTC property.

Securities Lending

The Company had loaned securities, which are reflected as invested assets on the Balance Sheets, with a fair value of approximately $88.4 and $167.6 at December 31, 2009 and 2008, respectively.

4. Derivative Financial Instruments Held for Purposes Other than Trading

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the Balance Sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over the Counter Derivative International Swaps and Derivatives Association, Inc. Agreements (“ISDA Agreements”), the Company may

34

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

receive from, deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the Credit Support Annex (“CSA”). The terms of the CSA call for the Company to pay interest on any cash received or receive interest on any cash delivered equal to the Federal Funds rate. The Company received $2.2 and $2.4 of collateral in the form of cash, for years ended December 31, 2009 and 2008.

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2009 and 2008:

	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
December 31, 2009
Derivative contracts:
Swaps	$ 5,742,216	$ (67,965)	$ (156,967)
Forwards	40,831	(142)	(142)
Options owned	43,630	3,035	3,035
Total derivatives	$ 5,826,677	$ (65,072)	$ (154,074)

December 31, 2008
Derivative contracts:
Swaps	$ 6,698,322	$ (120,089)	$ (214,238)
Forwards	206,279	2,032	2,075
Futures	280,323	(7,088)	(7,088)
Options owned	1,720,243	4,093	4,093
Total derivatives	$ 8,905,167	$ (121,052)	$ (215,158)

5. Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $997.7 and $897.7 and an aggregate market value of $870.9 and $681.2 at December 31, 2009 and 2008, respectively. Those holdings amounted to 8.4% of the Company’s investments in bonds and 5.4% of total admitted assets at December 31, 2009. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $1.1 billion and $145.7 with an aggregate NAIC fair value of $1.0 billion and $127.4 at December 31, 2009 and 2008, respectively. The carrying value of these holdings amounted to 9.5% of the Company’s investment in bonds and 6.1% of the Company’s total admitted assets at December 31, 2009.

At December 31, 2009, the Company’s commercial mortgages involved a concentration of properties located in California (28.8%) and Texas (9.8%). The remaining commercial mortgages relate to properties located in 42 other states. The portfolio is well diversified, covering many different types of income producing properties on which the Company has

35

RELIASTAR LIFE INSURANCE COMPANY
Note to Other Financial Information
December 31, 2009

first mortgage liens. The maximum mortgage outstanding on any individual property is $75.0.

6. Annuity Reserves

At December 31, 2009 and 2008, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
December 31, 2009
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 165,876	1.6%
At book value less surrender charge	996,897	9.7
At fair value	978,687	9.5
Subtotal	2,141,460	20.8
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	7,380,348	71.7
Not subject to discretionary withdrawal	764,575	7.4
Total annuity reserves and deposit fund liabilities
before reinsurance	10,286,383	100.0%
Less reinsurance ceded	40,018
Net annuity reserves and deposit fund liabilities	$ 10,246,365

December 31, 2008
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 177,484	1.8%
At book value less surrender charge	1,155,575	11.6
At fair value	848,041	8.5
Subtotal	2,181,100	21.9
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	6,955,720	69.9
Not subject to discretionary withdrawal	817,098	8.2
Total annuity reserves and deposit fund liabilities
before reinsurance	9,953,918	100.0%
Less reinsurance ceded	10,777
Net annuity reserves and deposit fund liabilities	$ 9,943,141

Of the total net annuity reserves and deposit fund liabilities of $10.3 billion at December 31, 2009, $9.2 billion is included in the general account, and $1.1 billion is included in the separate account. Of the total net annuity reserves and deposit fund liabilities of $9.9 billion at December 31, 2008, $8.9 billion is included in the general account, and $1.0 billion is included in the separate account.

36

RELIASTAR LIFE INSURANCE COMPANY
Note to Other Financial Information
December 31, 2009

7. Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Qualified Plan”), effective as of December 31, 2001. Effective January 1, 2009, the Qualified Plan is no longer available to new employees or re-hires. Employees of ING North America and its subsidiaries and affiliates (excluding certain employees) hired by December 31, 2008 will continue to be eligible to participate in the Qualified Plan.

The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Qualified Plan (except for certain specified employees) earns a benefit under a final average compensation formula. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $15.3, $7.2 and $7.8 for 2009, 2008 and 2007, respectively. ING North America is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $6.3, $7.2 and $7.0 for 2009, 2008 and 2007, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. The Company subsidizes a portion of the monthly per-participant

37

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

premium for retirees age 65 and older. This change had a minimal impact on the financial statements.

In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued subsidy resulted in a release of a previously accrued immaterial liability for any active employees age 50 or older. This change had a minimal impact on the financial statements.

As of August 1, 2009, ING's Postretirement Welfare Plans are no longer eligible for the Medicare Drug Subsidy (RDS) that was being shared with retirees and beneficiaries. The 2010 expected benefit reduction in the net postretirement benefit cost for the subsidy related to benefits attributed to former employees is $0.0.

38

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans are as follows:

	Pension Benefits			Other Benefits
	2009	2008	2007	2009	2008	2007
	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 33,397	$ 31,497	$ 33,751	$ 20,140	$ 22,102	$ 24,627
Service cost	-	-	-	545	-	750
Interest cost	1,896	1,954	1,907	904	1,223	1,392
Contribution by plan participants	-	-	-	1,089	1,999	1,583
Actuarial (gain) loss	(268)	2,853	(1,252)	(3,940)	(1,504)	(2,532)
Benefits paid	(2,944)	(2,907)	(2,909)	(2,199)	(3,680)	(3,718)
Plan amendments	-	-	-	(6,884)	-	-
Curtailment	(20)	-	-	855	-	-
Benefit obligation at end of year	$ 32,061	$ 33,397	$ 31,497	$ 10,510	$ 20,140	$ 22,102

Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -	$ -	$ -
Employer contributions	2,944	2,907	2,909	1,110	1,681	2,134
Plan participants' contributions	-	-	-	1,089	1,999	1,583
Benefits paid	(2,944)	(2,907)	(2,909)	(2,199)	(3,680)	(3,718)
Fair value of plan assets at end of year	$ -	$ -	$ -	$ -	$ -	$ (1)

Funded status	$(32,061)	$ (33,397)	$ (31,497)	$ (10,510)	$(20,140)	$(22,102)
Unamortized prior service credit	(9)	(16)	(21)	(8,768)	(2,445)	(2,378)
Unrecognized net (loss) gains	10,017	11,504	9,587	(3,548)	(538)	1,291
Remaining net transition obligation	9,238	13,755	14,856	-	-	-
Total funded status	$(12,815)	$ (8,154)	$ (7,075)	$ (22,826)	$(23,123)	$(23,189)

Amounts recognized in the balance sheets
consist of:
Accrued benefit cost	$(32,057)	$ (33,393)	$ (31,490)	$ (22,826)	$(23,123)	$(23,189)
Intangible assets	9,238	13,755	14,856	-	-	-
Unassigned surplus - minimum
pension liability	10,004	11,484	9,559	-	-	-
Net amount recognized	$(12,815)	$ (8,154)	$ (7,075)	$ (22,826)	$(23,123)	$(23,189)

Component of net periodic benefit cost
Service cost	$ -	$ -	$ -	$ 545	$ -	$ 750
Interest cost	1,896	1,954	1,907	904	1,223	1,392
Amount of unrecognized gains (losses)	1,198	890	580	(75)	-	137
Amount of prior service cost recognized	(4)	(5)	(5)	(153)	68	67
Amortization of unrecognized transition
obligation to transition asset	1,005	1,146	1,146	-	-	-
Amount of recognized gain or (loss)
due to a settlement or curtailment	3,510	-	-	(408)	-	-
Total net periodic benefit cost	$ 7,605	$ 3,985	$ 3,628	$ 813	$ 1,291	$ 2,346

Benefit obligation for nonvested employees	$ -	$ -	$ -	$ -	$ 1,925	$ 1,431

Accumulated benefit obligation
for vested participants	$ 32,057	$ 33,393	$ 31,490	$ 10,510	$ 20,140	$ 21,775

39

RELIASTAR LIFE INSURANCE COMPANY
 Note to Other Financial Information
December 31, 2009

Assumptions used in determining year-end liabilities for the defined benefit plans and other benefit plan as of December 31, 2009, 2008 and 2007 were as follows:

	2009	2008	2007
Weighted average discount rate	6.0%	6.0%	6.5%
Rate of increase in compensation level	1.5%	4.0%	4.2%

For 2009 expense, the Company used the assumptions used in determining 2008 year-end liabilities, For 2008 expense, the Company used the assumptions used in determining 2007 year-end liabilities. For 2007 expense, the company used 5.9% for the weighted average discount rate and 4.0% for the rate of increase in compensation level.

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 7.8%, decreasing gradually to 6.0% over five years. Increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2009 by $0.2. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2009 by $0.2.

The Company expects to pay the following benefits:

Year ending
December 31,	Benefits
(In Thousands)
2010	$ 4,382
2011	4,269
2012	4,017
2013	3,877
2014	3,643
Thereafter	16,185

The Company’s expected future contributions are equal to its expected future benefit payments. The Company’s 2010 future expected contribution is $4.4.

The measurement date used for postretirement benefits is December 31, 2009.

8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

40

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The general nature and characteristics of the separate accounts business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	Equal to 4%	Accounts	Total
(In Thousands)
December 31, 2009
Premium, consideration or deposits for the year	$ (1,016)	$ 217,172	$ 216,156

Reserves for separate accounts with assets at:
Fair value	$ 112,407	$ 2,015,405	$ 2,127,812
Amortized cost	-	-	-
Total reserves	$ 112,407	$ 2,015,405	$ 2,127,812

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 112,407	$ -	$ 112,407
At market value	-	2,012,459	2,012,459
Subtotal	112,407	2,012,459	2,124,866
Not subject to discretionary withdrawal	-	2,946	2,946
Total separate account liabilities	$ 112,407	$ 2,015,405	$ 2,127,812

December 31, 2008
Premium, consideration or deposits for the year	$ 1,091	$ 270,608	$ 271,699

Reserves for separate accounts with assets at:
Fair value	$ 124,315	$ 1,719,949	$ 1,844,264
Amortized cost	-	-	-
Total reserves	$ 124,315	$ 1,719,949	$ 1,844,264

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 124,315	$ -	$ 124,315
At market value	-	1,709,823	1,709,823
Subtotal	124,315	1,709,823	1,834,138
Not subject to discretionary withdrawal	-	10,126	10,126
Total separate account liabilities	$ 124,315	$ 1,719,949	$ 1,844,264

41

RELIASTAR LIFE INSURANCE COMPANY
 Note to Other Financial Information
December 31, 2009

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 216,156	$ 271,699	$ 328,909
Transfers from separate accounts	(352,319)	(510,876)	(715,354)
Transfers as reported in the statements of operations	$ (136,163)	$ (239,177)	$ (386,445)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2009 and 2008 were as follows:

Guaranteed Minimum
Death Benefit (GMDB)
(In Thousands)
December 31, 2009
Separate Account Liability	$ 1,005,801
Gross amount of reserve	10,133
Reinsurance reserve credit	-

December 31, 2008
Separate Account Liability	$ 815,336
Gross amount of reserve	8,286
Reinsurance reserve credit	-

42

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

9. Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

ALICA Holdings, Inc.
Australia Retirement Services Holding, LLC
Bancnorth Investment Group, Inc.
Branson Insurance Agency, Inc.
Compulife Investor Services, Inc.
Compulife, Inc.
Directed Services, LLC
Financial Network Investment Corporation
Financial Network Investment Corporation of Puerto Rico, Inc.
FN Insurance Agency of Kansas, Inc.
FN Insurance Agency of New Jersey, Inc.
FN Insurance Services of Nevada, Inc.
FN Insurance Services, Inc.
FNI International, Inc.
ING Furman Selz (SBIC) Investments LLC
Furman Selz Investments, LLC
Guaranty Brokerage Services, Inc.
IB Holdings, LLC
IIPS of Florida, LLC
ILICA, Inc.
ING America Insurance Holdings, Inc.
ING Alternative Asset Management, LLC
ING America Equities, Inc.
ING Brokers Network, LLC
ING Capital Corporation, LLC
ING Equity Holdings, Inc.
ING Financial Advisors, LLC
ING Financial Partners, Inc.
ING Financial Products Company, Inc.
ING Funds Distributor, LLC
ING Funds Services, LLC
ING Ghent Asset Management, LLC
ING Institutional Plan Services, LLC
ING Insurance Agency of Texas, Inc.
ING Insurance Agency, Inc.
ING Insurance Services Holding Company, Inc.
ING Insurance Services of Alabama, Inc.
ING Insurance Services of Massachusetts, Inc.
ING Insurance Services, Inc.
ING International Insurance Holdings, Inc.
ING International Nominee Holdings, Inc.
ING Investment Advisors, LLC
ING Investment Management Alternative Assets, LLC

ING Investment Management Co.
ING Investment Management Services, LLC
ING Investment Management, LLC
ING Investment Trust Co.
ING Investments, LLC
ING Life Insurance and Annuity Company
ING National Trust
ING North America Insurance Corporation
ING Payroll Management, Inc.
ING Pilgrim Funding, Inc.
ING Pomona Holdings LLC
ING Retail Holding Company, Inc.
ING Services Holding Company, Inc.
ING USA Annuity and Life Insurance Company
ING Wealth Solutions, LLC
Lion Connecticut Holdings Inc.
Lion Custom Investments, LLC
Lion II Custom Investments, LLC
MFSC Insurance Agency of Nevada, Inc.
MFSC Insurance Services, Inc.
Midwestern United Life Insurance Company
Multi-Financial Group, LLC
Multi-Financial Securities Corporation
Pomona Management LLC
PrimeVest Financial Services, Inc.
PrimeVest Insurance Agency of Alabama, Inc.
PrimeVest Insurance Agency of Nevada, Inc.
PrimeVest Insurance Agency of New Mexico, Inc.
PrimeVest Insurance Agency of Ohio, Inc.
PrimeVest Insurance Agency of Oklahoma, Inc.
PrimeVest Insurance Agency of Texas, Inc.
PrimeVest Insurance Agency of Wyoming, Inc.
ReliaStar Life Insurance Company
ReliaStar Life Insurance Company of New York
Roaring River, LLC
Security Life Assignment Corp.
Security Life of Denver Life Insurance Company
Security Life of Denver International, Ltd.
SLDI Georgia Holdings, Inc.
Systematized Benefits Administrators, Inc.
Whisperingwind I, LLC
Whisperingwind II, LLC
Whisperingwind III, LLC

43

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Federal tax expense (benefit) on operations	$ 119,396	(111,875)	110,413
Federal tax (benefit) expense on capital gains and (losses)	(70,722)	10,592	9,008
Total current tax expense (benefit) incurred	$ 48,674	$ (101,283) $	119,421

The Company adopted SSAP 10R effective December 31, 2009. The December 31, 2009 balances and related disclosures are calculated and presented pursuant to SSAP 10R. The December 31, 2008 balances and related disclosures are calculated and presented pursuant to SSAP 10 prior to its modification by SSAP 10R.

The net decrease in total deferred tax assets that were nonadmitted including the tax valuation allowance was $33.9, for 2009.

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP 10R for the year ended December 31, 2009. The year ended December 31, 2009 election differs from the December 31, 2008 year-end reporting period.

The amount of admitted adjusted gross deferred tax assets admitted under each component of SSAP 10R:

	December 31, 2009
	Ordinary	Capital	Total
	(In Thousands)
Admitted under paragraph 10.a.	$ -	$ -	$ -
Paragraph 10.b., lesser of:
Admitted under paragraph 10.b.i	90,474	46,760	137,234
Admitted under paragraph 10.b.ii	208,468	N/A	208,468
Admitted under paragraph 10.b. (lesser of b.i. or b.ii)	90,474	46,760	137,234
Admitted under paragraph 10.c.	58,831	-	58,831
Total admitted from the application of paragraph 10.a - 10.c.	149,305	46,760	196,065

Admitted under paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Admitted under paragraph 10.e.ii.a	175,677	46,760	222,437
Admitted under paragraph 10.e.ii.b	312,702	N/A	312,702
Admitted under paragraph 10.e.ii. (lesser of e.ii.a or e.ii.b)	175,677	46,760	222,437
Admitted under paragraph 10.e.iii.	58,831	-	58,831
Total admitted from the application of paragraph 10.e.	234,508	46,760	281,268

The increased amount by tax character, and the change in such, of admitting adjusted gross DTAs as the result of the application
of paragraph 10e:	85,203	-	85,203

Total admitted adjusted gross deferred tax assets	$ 234,508	$ 46,760	$ 281,268

44

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The amount of admitted adjusted gross deferred tax assets admitted under each component of SSAP 10R:

	December 31, 2009
	2009	2008
	(In Thousands)
Admitted under paragraph 10.a.	$ -	$ -
Paragraph 10.b., lesser of:
Admitted under paragraph 10.b.i	137,234	127,427
Admitted under paragraph 10.b.ii	208,468	191,103
Admitted under paragraph 10.b. (lesser of b.i. or b.ii)	137,234	127,427
Admitted under paragraph 10.c.	58,831	94,200
Total admitted from the application of paragraph 10.a - 10.c.	196,065	221,627

Admitted under paragraph 10.e.i.	-	-
Paragraph 10.e.ii., lesser of:
Admitted under paragraph 10.e.ii.a	222,437	-
Admitted under paragraph 10.e.ii.b	312,702	-
Admitted under paragraph 10.e.ii. (lesser of e.ii.a or e.ii.b)	222,437	-
Admitted under paragraph 10.e.iii.	58,831	-
Total admitted from the application of paragraph 10.e.	281,268	-	(b)

The increased amount by tax character, and the change in such, of admitting adjusted gross DTAs as the result of the application
of paragraph 10e:	85,203	-	(b)

Total admitted adjusted gross deferred tax assets	$ 281,268	$ 221,627	(b)

(b) Admittance testing under paragraph 10.e was implemented as part of SSAP 10R effective December 31, 2009.

45

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31, 2009
	Ordinary	Capital	Total
	(In Thousands)
Deferred tax assets resulting from differences in:
Deferred acquisition costs	$ 122,310	$ -	$ 122,310
Insurance reserves	209,359	-	209,359
Investments	4,426	117,797	122,223
Compensation and benefits	50,551	-	50,551
Nonadmitted assets and other surplus items	12,437	-	12,437
Litigation accruals	14,022	-	14,022
Cost of collection and loading	-	-	-
Unrealized losses on investments	15,170	9,260	24,430
Tax credits	3,901	-	3,901
Other	18,956	-	18,956
Total gross deferred tax assets	451,132	127,057	578,189
Valuation allowance adjustment	-	(80,297)	(80,297)
Total adjusted gross deferred tax assets	451,132	46,760	497,892
Deferred tax assets nonadmitted	(216,624)	-	(216,624)
Admitted deferred tax assets	234,508	46,760	281,268

Deferred tax liabilities resulting from differences in:
Investments	10,547	-	10,547
Deferred and uncollected premium	17,296	-	17,296
Insurance reserves	2,274	-	2,274
Cost of collection and loading	21,416	-	21,416
Other	7,298	-	7,298
Total deferred tax liabilities	58,831	-	58,831
Net admitted deferred tax asset	$ 175,677	$ 46,760	$ 222,437

46

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The change in the tax assets and deferred tax liabilities by main component are as follows:

	December 31, 2009
	2009	2008	Change
	(In Thousands)
Deferred tax assets resulting from differences in:
Deferred acquisition costs	$ 122,310	$ 123,699	$ (1,389)
Insurance reserves	209,359	183,248	26,111
Investments	122,223	70,554	51,669
Compensation and benefits	50,551	43,980	6,571
Nonadmitted assets and other surplus items	12,437	31,942	(19,505)
Litigation accruals	14,022	14,460	(438)
Cost of collection and loading	-	11,495	(11,495)
Unrealized losses on investments	24,430	31,708	(7,278)
Tax credits	3,901	14,855	(10,954)
Other	18,956	26,483	(7,527)
Total gross deferred tax assets	578,189	552,424	25,765
Valuation allowance adjustment	(80,297)	-	(80,297)
Total adjusted gross deferred tax assets	497,892	552,424	(54,532)
Deferred tax assets nonadmitted	(216,624)	(330,797)	114,173
Admitted deferred tax assets	281,268	221,627	59,641

Deferred tax liabilities resulting from differences in:
Investments	10,547	14,266	(3,719)
Deferred and uncollected premium	17,296	76,222	(58,926)
Insurance reserves	2,274	2,790	(516)
Cost of collection and loading	21,416	-	21,416
Other	7,298	922	6,376
Total deferred tax liabilities	58,831	94,200	(35,369)
Net admitted deferred tax asset	$ 222,437	$ 127,427	$ 95,010

The valuation allowance adjustment to gross deferred tax assets as of December 31, 2009 was $80.3. The net change in the total valuation allowance adjustment for the year ended December 31, 2009 was an increase of $80.3 due to the application of SSAP 10R. The valuation allowance adjustment at 2009 is necessary as it is unlikely that the Company will realize sufficient taxable capital gain income to offset taxable capital losses.

47

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The change in net deferred income taxes reported in surplus before the consideration of nonadmitted assets is comprised of the following components:

	December 31
	2009	2008	Change
	(In Thousands)
Net deferred tax asset	$ 519,358	$ 458,224	$ 61,134
Valuation allowance adjustment	(80,297)	-	(80,297)
Net adjusted deferred tax asset	439,061	458,224	(19,163)
Remove unrealized losses	24,430	31,708	(7,278)
Net tax effect without unrealized gains and losses	414,631	426,516	(11,885)

Remove other items in surplus:
Additional minimum pension liability			(518)
Current year change in nonadmitted assets			(21,988)
Unauthorized reinsurer			(2,958)
Reserve accounting method change			(2,619)

Remove current year change in valuation allowance adjustment			(80,297)
Change in deferred taxes for rate reconciliation			$ 96,495

The Company has no unrecorded tax liabilities as of December 31, 2009.

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

	Year ended December 31
	2009	2008	2007
	(In Thousands)
Current income taxes incurred (recoverable)	$ 48,674	$ (101,283)	$ 119,421
Change in deferred income tax **	(96,495)	(40,506)	(36,481)
Total income tax reported	$ (47,821)	$ (141,789)	$ 82,940

Ordinary income	$ 223,958	$ (68,474)	$ 260,307
Capital losses	(267,780)	(158,016)	12,164
Total pre tax book (loss) income	$ (43,822)	$ (226,490)	$ 272,471

Provision computed at statutory rate	$ (15,338)	$ (79,272)	$ 95,365
Dividends received deduction	(2,674)	(2,753)	(12,804)
Interest maintenance reserve	(31,966)	(14,311)	(5,253)
Reinsurance	23,051	(1,839)	(5,715)
IRS audit settlement	(19,719)	(32,022)	-
Return of capital from liquidation of subsidiary	10,412	-	-
Tax credits	(9,982)	(11,841)	-
Other	(1,605)	248	11,347
Total	$ (47,821)	$ (141,790)	$ 82,940

** (excluding tax on unrealized gains/losses and other surplus items)

48

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The Company's risk-based capital level used for purposes of paragraph 10.d. is based on authorized control level risk based capital of $234.0 and total adjusted capital of $2,132.6. The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and surplus as the result of the application of paragraph 10.e:

	December 31, 2009
	(In Thousands)
		Increase After
	After Application of	Application of
	paragraph 10. a, b, c	paragraph 10.e
Admitted net DTAs	$ 137,234	$ 222,437
Admitted assets	20,588,102	20,673,305
Statutory surplus	2,105,107	2,190,310
Total adjusted capital	2,132,569	2,217,772

There is no operating loss or tax credit carryforward available for tax purposes as of December 31, 2009.

There are no federal income taxes incurred that will be available for recoupment in the event of future net losses from 2009, 2008 and 2007.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2009.

Under the intercompany tax sharing agreement, the Company has a payable to ING AIH, an affiliate, of $19.9 and $10.9 for federal income taxes as of December 31, 2009 and 2008, respectively.

The Company’s transferable state tax credit assets at Deceber 31, 2009 and 2008 are as follows:

Method of Estimating Utilization of			Unused Credit
Remaining Transferrable State Tax Credit	State	Carrying Value	Remaining
(In Thousands)
December 31, 2009
Estimated credit based on investment in
motion picture/film production credits	CT	$ 1,366	$ 1,504
Estimated credit based on investment in
low income housing investment	GA	1,668	2,034
Total State Tax Credits		$ 3,034	$ 3,538
December 31, 2008
Estimated credit based on investment in
low income housing investment	CT	$ 1,767	$ 2,005
Estimated credit based on investment in
low income housing investment	GA	1,158	2,336
Total State Tax Credits		$ 2,925	$ 4,341

49

RELIASTAR LIFE INSURANCE COMPANY
 Note to Other Financial Information
December 31, 2009

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

	December 31
	2009	2008	2007
	(In Thousands)
Balance at beginning of year	$ 24.0	$ 53.8	$ 42.3
Additions for tax positions related to current year	0.2	0.5	2.6
Reductions for tax positions related to prior years	(16.7)	(30.7)	-
Additions for tax positions related to prior years	0.1	0.5	8.9
Balance at end of year	$ 7.6	$ 24.1	$ 53.8

The Company had $7.6, $24.1 and $53.8 of unrecognized tax benefits as of December 31, 2009, 2008, and 2007, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $1.0 and $5.3 as of December 31, 2009 and 2008, respectively.

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2004 through 2009. It is anticipated that the IRS audit of tax years 2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the unrecognized tax benefits will decrease by up to $3.0. The timing of the payment of the remaining allowance of $4.6 can not be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for the tax years 2008 and 2009.

50

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

10. Investment in and Advances to Subsidiaries

The Company has five wholly owned insurance subsidiaries at December 31, 2009, ReliaStar Life Insurance Company of New York (“RNY”), ING Re (UK) Limited (“ING RE”), Whisperingwind I, LLC (“WWI”), Whisperingwind II, LLC (“WWII”), and Roaring River, LLC (“RRLLC”).

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2009	2008
	(In Thousands)
Common stock (cost - $676,738 in 2009 and $474,408 in 2008)	$ 324,181	$ 274,861

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2009	2008	2007
	(In Thousands)
Revenues	$ 1,242,243	$ 895,770	$ 1,268,542
Income before net realized (losses) gains	(454,811)	(298,044)	(399,930)
Net (loss) income	(294,439)	(289,235)	(404,896)
Admitted assets	4,834,089	4,158,852	4,021,681
Liabilities	4,056,756	3,611,950	3,521,871

Asset and liability amounts for WWI, WWII and RRLLC are included in the above table, however the Company’s carrying amount for WWI, WWII, and RRLLC is zero.

The Company received cash dividends from RNY of $0.0, 0.0, and $18.7 during years ended December 31, 2009, 2008 and 2007. The Company received cash dividends from NWNL Benefits Corporation of $0.0, $0.0, and $1.1 during years ended December 31, 2009, 2008, and 2007.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWI, as a limited liability company. WWI received its licensure as a special purpose financial captive insurance company (“SPFC”) from the Director of the South Carolina Department of Insurance on May 29, 2007. After receiving all required and customary regulatory approvals, WWI commenced doing business as an SPFC on May 29, 2007. As of December 31, 2009 and 2008, WWI has no carrying value. The Company contributed capital to WWI of $0.0, $105.0 and $63.7 during the years ended December 31, 2009, 2008 and 2007. During 2009, the Company ceded premium and ceded reserves to WWI of $82.9 and $316.5, respectively. The amount of insurance in force ceded to WWI was $41.9 billion at December 31, 2009. During 2008, the Company ceded premium and ceded reserves to WWI of $106.8 and $269.5, respectively. The amount of insurance in force ceded to WWI was $44.2 billion at December 31, 2008.

51

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

During 2007, the Company ceded premium and ceded reserves to WWI of $44.8 and $155.3, respectively. The amount of insurance in force ceded to WWI was $30.7 billion at December 31, 2007.

On October 27, 2006, the Company created a South Carolina domiciled, wholly owned subsidiary, WWII, as a limited liability company. WWII received its licensure as a SPFC from the Director of the South Carolina Department of Insurance on October 26, 2007. After receiving all required and customary regulatory approvals, WWII commenced doing business as an SPFC on November 1, 2007. As of December 31, 2009 and 2008, WWII has no carrying value. The Company contributed capital to WWII of $0.0, $0.0 and $82.1 during the years ended December 31, 2009, 2008 and 2007. During 2009, the Company ceded premium and ceded reserves to WWII of $34.2 and $287.7, respectively. The amount of insurance in force ceded to WWII was $0.8 billion at December 31, 2009. During 2008, the Company ceded premium and ceded reserves to WWII of $39.0 and $641.4, respectively. The amount of insurance in force ceded to WWII was $0.5 billion at December 31, 2008. During 2007, the Company ceded premium and ceded reserves to WWII of $573.3 and $611.5, respectively. The amount of insurance in force ceded to WWII was $475.9 at December 31, 2007.

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RRLLC, as a limited liability company. RRLLC received its licensure as a SPFC from the Director of the Missouri Department of Insurance on December 26, 2008. After receiving all required and customary regulatory approvals, RRLLC commenced doing business as a Special Purpose Life Reinsurance Company (“SPLRC”) on January 1, 2008. The Company’s adjusted carrying value of RRLLC is $0.0 and $7.3 as of December 31, 2009 and 2008, respectively. The Company contributed capital to RRLLC of $123.0 and $7.3 during the year ended December 31, 2009 and 2008, respectively. During 2009, the Company ceded premium and ceded reserves to RRLLC of $648.7 and $487.5, respectively. The amount of insurance in force ceded to RRLLC was $139.3 billion at December 31, 2009. This treaty did not exist in 2008.

Effective January 15, 2007, the Company entered into a Stock Purchase Agreement with Superior Vision Services, Inc. (“SVS”), a Delaware corporation, and Bolle, Inc., a Delaware corporation, pursuant to which SVS purchased all of the Company’s rights, title and interest in all the shares of SVS owned by the Company for a cash purchase price of $33.8. The transaction closed on January 26, 2007. The Company recognized a gain of $30.7 from the transaction.

During the 3rd quarter of 2008, the Company decided to pursue wind-up of the operations of its subsidiary ING RE and the dissolution of such subsidiary by way of a Members Voluntary Liquidation (“MVL”) as allowed by UK law. It is anticipated that the operations of ING RE will cease, and its dissolution would be given effect, in 2010, subject to the requirements of applicable UK law. As of December 31, 2009, the book adjusted carrying value of ING RE was $1.6, but was nonadmitted due to the Company’s decision to not pursue an audit of its financial statements.

52

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

11. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $463.4, $713.6 and $733.1 for 2009, 2008 and 2007, respectively.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2009	2008	2007
	(In Thousands)
Premiums	$ 2,858,276	$ 1,388,347	$ 1,132,722
Benefits paid or provided	1,478,685	895,679	910,420
Policy and contract liabilities at year end	4,409,635	3,368,526	2,867,408

The amount of reinsurance credits taken for new agreements executed since January 1, 2009 to include policies or contracts that were in force or which had existing reserves established by the Company, were $1.0 billion

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

12. Capital and Surplus

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

Lion loaned $100.0 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021, with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi annually; and (3) in the event that the Company is in default in the payment of any

53

RELIASTAR LIFE INSURANCE COMPANY
Note to Other Financial Information
December 31, 2009

required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Department of Commerce. For the year ended December 31, 2009, 2008 and 2007, interest paid totaled $3.2, $4.3 and $4.7, respectively. There is no accrued interest for the years ended December 31, 2009 and 2008.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $190.0 was contributed to the Company, effective for December 31, 2008. The Company then contributed capital of $90.0 to RNY. The Company received capital contributions from Lion of $0.0 and $95.0 during 2009 and 2007. The Company did not pay dividends to Lion during 2009, 2008 and 2007.

Life and health insurance companies are subject to certain Risk Based Capital requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2009, the Company meets the RBC requirements.

13. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

54

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

	December 31
	2009		2008
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$11,921,786	$ 11,831,181	$ 13,389,937	$ 11,479,796
Preferred stocks	48,516	46,827	111,545	71,445
Unaffiliated common stocks	60,112	60,112	63,967	63,967
Mortgage loans	2,225,989	2,144,398	2,492,588	2,424,115
Derivative securities	53,475	53,596	157,350	173,703
Contract loans	682,630	682,630	690,229	690,229
Cash, cash equivalents and
short term investments	1,331,064	1,331,064	156,896	156,896
Separate account assets	2,227,830	2,227,830	1,920,676	1,920,676
Liabilities:
Derivative securities	118,547	207,671	278,401	388,860
Dividends payable	11,240	11,240	13,745	13,745
Payable for securities	20,411	20,411	730	730

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.8% and 38.2% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2009 and 2008 is $11.9 billion and $11.9 billion, respectively.

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are

55

RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

Individual and group annuities: The fair values for individual and group annuities with defined maturities are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For individual and group annuities, fair value is estimated to be the present surrender value.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Subtopic 820-10, formerly FASB Statement No. 157, Fair Value Measurements.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

· Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

· Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.

Level 2 inputs include the following: a) Quoted prices for similar assets or liabilities in active markets; b) Quoted prices for identical or similar assets or liabilities in non-active markets; c) Inputs other than quoted market prices that are observable; and d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

· Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009.

	Level 1	Level 2	Level 3(1)	Total
	(In Thousands)
At December 31, 2009:
Assets:
Bonds	$ -	$ 32,197	$ 7,686	$ 39,883
Preferred stock	-	4,440	2,527	6,967
Common stock	49,354	-	10,758	60,112
Cash, cash equivalents and
short-term investments	1,331,064	-	-	1,331,064
Derivatives	-	50,440	3,035	53,475
Separate account assets	2,138,417	89,413	-	2,227,830
Total assets	$ 3,518,835	$ 176,490	$ 24,006	$ 3,719,331

Liabilities:
Derivatives	-	118,547	-	118,547
Total liabilities	$ -	$ 118,547	$ -	$ 118,547

(1) Level 3 net assets and liabilities accounted for 0.7% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 1.8%.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008.

	Level 1	Level 2	Level 3(1)	Total
	(In Thousands)
At December 31, 2008:
Assets:
Bonds	$ -	$ 3,052	$ 10,458	$ 13,510
Preferred stock	2,928	-	-	2,928
Common stock	63,697	-	-	63,697
Cash, cash equivalents and
short-term investments	156,896	-	-	156,896
Derivatives	-	156,633	717	157,350
Separate account assets	1,830,139	90,537	-	1,920,676
Total assets	$ 2,053,660	$ 250,222	$ 11,175	$ 2,315,057

Liabilities:
Derivatives	-	271,313	7,088	278,401
Total liabilities	$ -	$ 271,313	$ 7,088	$ 278,401

(1) Level 3 net assets and liabilities accounted for 0.2% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 3.5%.

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RELIASTAR LIFE INSURANCE COMPANY
Note to Other Financial Information
December 31, 2009

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Privately placed bond fair value are determined using a matrix-based pricing model and are classified as Level 2 assets. The market for subprime RMBS remains largely inactive, and as such these securities are categorized in Level 3 of the valuation hierarchy.

Preferred and Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain CDS and Options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1 and 2.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information

December 31, 2009

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009:

		Bonds	Pref Stk	Comm Stk	Derivatives
	Balance at January 1, 2009	$ 10,458	$ -	$ -	$ (6,371)
	Capital gains (losses):
	Net realized capital gains (losses)*	(4,471)	-	(1)	163
	Net unrealized capital
	gains (losses)	(17,711)	0	1,183	1,178
	Total net realized and unrealized
	capital gains (losses)	(22,182)	0	1,182	1,341
	Purchases, sales, issuances, and
	settlements, net	(1,356)	-	767	978
	Transfer in (out) of Level 3	20,766	2,527	8,809	7,087
	Balance at December 31, 2009	$ 7,686	$ 2,527	$ 10,758	$ 3,035

	* Includes Amortization of (114)

14.	Commitments and Contingencies

Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250.0 obligation of another ING affiliate, Security Life of Denver International Limited (“SLDI”). The Company’s Board of Directors approved this transaction on April 25, 2002. The two other affiliated life insurers were Security Connecticut Life Insurance Company (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company. The joint and several guarantees of the two remaining insurers are capped at $250.0. The States of Colorado and Minnesota did not disapprove the guarantee.

Due to the ratings downgrade by Moody’s Inc., of the Company on October 27, 2009, the Company was contractually required to collateralize its guarantee obligation. Accordingly, on January 22, 2010 the Company provided a letter of credit from the Federal Home Loan Bank of Des Moines (“FHLB”) in support of this obligation. The Company pledged assets with a market value of $302.9 as of January 22, 2010 to the FHLB as collateral for the letter of credit.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase securities of $52.9 and $42.6 at December 31, 2009 and 2008, respectively. The Company is also committed to provide additional capital contributions for partnerships of $198.0 and $251.3 at December 31, 2009 and 2008, respectively.

Operating Leases: During the years ended December 31, 2009, 2008 and 2007, rent expense totaled $4.7, $8.6 and $7.9, respectively.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

The Company does not have any minimum aggregate rental commitments under the cost sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost sharing arrangements and service agreements.

On January 3, 2008, the Company closed on transactions to sell four home office properties in Minneapolis for $117.0 in cash. The Company recognized a gain in the statement of operations of $44.7 associated with these sales as of December 31, 2008. Three of the properties have sale leaseback components to the transaction; therefore the gain related to these properties ($10.4 net of tax) will be segregated as special surplus funds and subsequently amortized to unassigned surplus over the 15 year lease term.

Legal Proceedings: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters: Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

Investment Product Regulatory Issues: Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to the Company or certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the Company.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, withdrawals, and surrenders.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

During 2009, the Company has taken certain actions to reduce its exposure to interest rate and market risks. These actions included reducing guaranteed interest rates for new business, reducing credited rates on existing business, curtailing sales of some products, reassessment of the investment strategy with a focus on U.S. Treasury and investment grade assets, as well as hedging certain funds which previously were not hedged and continuing a hedging program to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. During 2010, the Company will be monitoring these initiatives and their impacts on earnings, capital, and liquidity, and will determine whether further actions are necessary.

ING Restructuring Plan: On October 26, 2009, ING announced the key components of the final Restructuring Plan ING submitted to the EC as part of the process to receive EC approval for the state aid granted to ING by the Dutch State in the form of EUR 10 billion Core Tier 1 securities issued on November 12, 2008 and the ING-Dutch State transaction. As part of the Restructuring Plan, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation, including initial public offerings, sales or combinations thereof. In November 2009, the Restructing Plan received formal EC approval and the separation of insurance and banking operations and other components of the Restructing Plan were approved by ING shareholders. ING also reached an agreement with the Dutch State to alter the repayment terms of the Core Tier 1 securities in order to facilitate early repayment; and ING repurchased in December 2009 EUR 5 billion of the total EUR 10 billion Core Tier 1 securities issued to the Dutch State. As part of the Restructuring Plan, ING also agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. In total, these extra payments will amount to a net present value of EUR 1.3 billion, which will be recorded by ING as a one-time pre-tax charge in the fourth quarter of 2009. The terms of the ING-Dutch State transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, remained unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries. In order to finance the repayment of EUR

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

5 billion Core Tier 1 securities and the associated costs as well as to mitigate the capital impact of the additional payments for the Back-Up Facility, ING launched a capital increase without preferential subscription rights for holders of (bearer depositary receipts for) ordinary shares of up to EUR 7.5 billion in November 2009. Proceeds of the issue in excess of the above amounts will be used to strengthen ING’s capital position.

On October 27, 2009, subsequent to the announcement of the Restructuring Plan, the insurance financial strength ratings of the Company and ING’s other primary U.S. insurance companies were downgraded by Moody’s Investors Service, Inc. to A2 from A1 and by Fitch Ratings Ltd to A- from A.

15. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York Mellon, (“Mellon"). Under this agreement, the Company can borrow up to $50.0 from Mellon. Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for Mellon for the period applicable for the advance plus 0.4% or (2) a rate quoted by Mellon to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the years ended December 31, 2009, 2008 and 2007, respectively. Additionally, there were no amounts payable to Mellon at December 31, 2009 and 2008.

The Company maintains a reciprocal loan agreement with ING AIH to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to 2% of the Company's admitted assets, excluding separate account assets, as of December 31 of the preceding year from one another. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company received interest income of $0.7, $2.6 and $7.6 for the years ended December 31, 2009, 2008, and 2007, respectively.

The Company borrowed $2.1 billion and repaid $2.4 billion in 2009, borrowed $6.8 billion and repaid $6.6 billion in 2008 and borrowed $4.4 billion and repaid $4.4 billion in 2007. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. Interest expense on borrowed money was $0.5, $2.2 and $0.1 during 2009, 2008 and 2007, respectively.

The Company is the beneficiary of letters of credit totaling $620.7; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2009 and 2008.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

16. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Total fees under the agreement were approximately $30.0, $52.3, and $51.4 for the years ended December 31, 2009, 2008 and 2007, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with certain of its affiliated insurance companies in the United States (“affiliated insurers”) whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting, and other services to each other. The Company has entered into a services agreement with ING North America whereby ING North America provides certain administrative, management, professional, advisory, consulting and other services to the Company. The Company has entered into a services agreement with RNY whereby the Company provides certain administrative, management, professional, advisory, consulting and other services to RNY. The Company has entered into a services agreement with ING Financial Advisers, LLC (“ING FA”) to provide certain administrative, management, professional advisory, consulting, and other services to the Company for the benefit of its customers. Charges for these services are determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company. The Company entered into a services agreement with WWI and INAIC whereby the Company and INAIC provide certain administrative, management, professional, advisory, consulting and other services to WWI. The Company entered into a services agreement with WWII and INAIC whereby the Company and INAIC provide certain administrative, management, professional, advisory, consulting and other services to WWII. The total expense incurred for all these services was $170.1, $229.5 and $216.4 for the years ended December 31, 2009, 2008 and 2007, respectively.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

Interest Rate Swap: Effective June 29, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective June 30, 2007 with WWIII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $120.2 with this transaction having minimal impact to the income statement. Effective November 1, 2007 the Company entered into an interest rate swap agreement (“IRSA”) with ING AIH. The IRSA is in conjunction with a combined coinsurance and modified coinsurance agreement effective November 1, 2007 with WWII. The duration of the agreement is 30 years. The notional value of this interest rate swap is $383.7 with this transaction having minimal impact to the income statement.

Property and Equipment: During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment to an affiliate, ING North America. The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $39.4 which resulted in a decrease in nonadmitted assets.

17. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $7.6 and $6.1 as of December 31, 2009 and 2008, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the Balance Sheets of $6.9 and $5.0 as of December 31, 2009 and 2008, respectively, for future credits to premium taxes for assessments already paid.

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2009	2008
	(In Thousands)
Balance at January 1	$ 1,311,537	$ 1,429,657
Less reinsurance recoverables	151,910	78,061
Net balance at January 1	1,159,627	1,351,596

Incurred related to:
Current year	278,833	416,994
Prior years	(321,110)	22,939
Total incurred	(42,277)	439,933

Paid related to:
Current year	52,997	171,462
Prior years	122,162	460,440
Total paid	175,159	631,902

Net balance at December 31	942,193	1,159,627
Plus reinsurance recoverables	166,618	151,910
Balance at December 31	$ 1,108,811	$ 1,311,537

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

19. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of group life premiums written, net of reinsurance, by the Company at December 31, 2009, which are subject to retrospective rating features, is $0.0, which represents 0.0% of the total group life premiums, net of reinsurance. The amount of group health premiums written, net of reinsurance, by the Company at December 31, 2009, which are subject to retrospective rating features, is $0.0, which represents 0.0% of the total group health premiums written, net of reinsurance. The amount of group life premiums written, net of reinsurance, by the Company at December 31, 2008, which are subject to retrospective rating features, is $107.0, which represents 26.2% of the total group life premiums, net of reinsurance. The amount of group health premiums written, net of reinsurance, by the Company at December 31, 2008, which are subject to retrospective rating features, is $5.7, which represents 1.1% of the total group health premiums written, net of reinsurance. The amount of group life premiums written, net of reinsurance, by the Company at December 31, 2007, which are subject to retrospective rating features, is $107.8, which represents 15.8% of the total group life premiums, net of reinsurance. The amount of group health

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

premiums written, net of reinsurance, by the Company at December 31, 2007, which are subject to retrospective rating features, is $12.7, which represents 2.0% of the total group health premiums written, net of reinsurance.

20. Direct Premiums Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing		Type of	Type of	Total Direct
General Agent or Third	Exclusive	Business	Authority	Premiums
Party Administrator	Contract	Written	Granted	Written
(In Thousands)
ReliaStar Record Keeping	Y	Group Annuity	premium collection	$ 17,869
ING Mid-Atlantic Service Center	Y	Deferred Compensation	premium collection	3,413

The aggregate amount of premiums written through managing general agents or third party administrators during 2009 is $21.3.

21. Reconciliation to the Annual Statement

At December 31, 2009, there were no differences in amounts reported in the Annual Statement and amount in the accompanying statutory basis financial statements.

At December 31, 2008, differences in amounts reported in the Annual Statement and amounts in the accompanying statutory basis financial statements are due to the following:

	Total Capital	Net
	and Surplus	Loss
(In Thousands)
2008:
Amounts as reported in the 2008 Annual Statement	$ 2,079,413	$ (125,207)
Adjustment for unauthorized reinsurance due to a shortfall on
letters of credit from SLDI	(6,105)	-
Amounts as reported in the accompanying statutory
basis financial statements	$ 2,073,308	$ (125,207)

22. Subsequent Events

Group Reinsurance Transaction: Effective January 1, 2010, the Company entered into coinsurance agreements with various subsidiaries of Reinsurance Group of America Incorporated (“RGA”). Under the terms of the agreements, the Company ceded to RGA 100% of various blocks of business issued by ING Reinsurance, including Group Life, Accident and Special Risk, Medical, Managed Care, and Long-term Disability contracts (the “Contracts”). RGA paid the Company a ceding commission of $129.8 in the form of cash ($103.8) and assets ($26.0). The ceding commission was established as a deferred

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RELIASTAR LIFE INSURANCE COMPANY Note to Other Financial Information December 31, 2009

gain of $129.8, which will be reflected in 2010 Capital and Surplus and amortized over the period of benefit. Thereafter, the Company will pay RGA premiums, fees, tax refunds and credits, reinsurance recoverable, and any other payments due, under the Contracts. Under the terms of the agreement, RGA is required to provide the Company security for the Company’s full statutory reserve credit for reinsurance by providing a 100% collateralized security trust. RGA has established trusts with The Bank of New York and CIBC Mellon as trustees and the Company as beneficiary in which the Company deposited $652.2 on January 1, 2010.

ING Restructuring Plan: On January 28, 2010, ING announced the filing of its appeal with the General Court of the European Union against specific elements of the EC’s decision regarding the ING Restructuring Plan. Despite the appeal, ING is committed to executing the formal separation of banking and insurance and the divestment of the latter as announced on October 26, 2009. In its appeal, ING contests the state aid calculation the EC applied to the reduction in repayment premium agreed upon by ING and the Dutch State in connection with ING’s December 2009 repayment of the first EUR 5 billion of Core Tier 1 securities. ING is also appealing the disproportionality of the price leadership restrictions imposed on ING with respect to the European financial sector.

Extraordinary Return of Capital in 2010: With the permission of the Minnesota Insurance Department, the Company paid a return of capital distribution to its parent, Lion, in the amount of $221.0 on February, 19, 2010.

Other subsequent events: The Company is not aware of any other events occurring subsequent to the close of business of the books of this statement that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to the close of business of the books of this statement through April, 1, 2010, the date the statutory financial statements were available to be issued.

69

Form No. SAI.100207-10

Ed. April 2010

SEPARATE ACCOUNT N PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Included in Part A:
Financial Information
	(2)	Included in Part B:
Statements of Separate Account N:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2009
Statements of Operations for the year ended December 31, 2009
Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
Notes to Financial Statements
Statements - Statutory Basis of ReliaStar Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Balance Sheets - Statutory Basis as of December 31, 2009 and 2008
Statements of Operations - Statutory Basis for the years ended December 31, 2009, 2008 and 2007
Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2009, 2008 and 2007
Statements of Cash Flows - Statutory Basis for the years ended December 31, 2009, 2008 and 2007
Notes to Financial Statements - Statutory Basis

(b)	Exhibits
	(1.1)	Resolution of the Board of Directors of ReliaStar Life Insurance Company
(“Depositor”) Authorizing the Establishment of Separate Account N (“Registrant”) ·
Incorporated by reference to Initial Registration Statement on Form N-4 (File No.
333-120636), as filed on November 19, 2004.
	(1.2)	Resolution of the Executive Committee of the Board of Directors of Northern Life
Insurance Company (“Depositor”) Authorizing the Establishment of Separate Account
One (“Registrant”) ·Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.

(2)	Not applicable

(3.1)	Distribution and Administrative Services Agreement between ING Financial
Advisers, LLC and Depositor ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on February 20, 2004.

(3.2)	Amended Broker/Dealer Variable Annuity Compensation Schedule ·Incorporated by
reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4
(File No. 033-90474), as filed on November 5, 1999.
(4.1)	Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract · Incorporated
by reference to Post-Effective Amendment No. 5 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.2)	Flexible Premium Individual Deferred Retirement Annuity Contract · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4
(File No. 033-90474), as filed on April 20, 1998.
(4.3)	ERISA Endorsement ·Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23,
1996.
(4.4)	TSA Endorsement ·Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 28, 1997.
(4.5)	Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity
Contract) ·Incorporated by reference to Post-Effective Amendment No. 5 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20, 1998.
(4.6)	Roth IRA Endorsement ·Incorporated by reference to Post-Effective Amendment No.
5 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 20,
1998.
(4.7)	Fixed Account C Endorsement ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-90474), as
filed on December 23, 1998.
(4.8)	Waiver Endorsement ·Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23,
1999.
(4.9)	Endorsement ·Incorporated by reference to Post-Effective Amendment No. 7 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 23, 1999.
(4.10)	Flexible Premium Individual Deferred Annuity Contract (Retail Series - TSA) (13076
7-99) ·Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 25, 2001.
(4.11)	Individual Deferred Retirement Annuity Contract (Retail Series - IRA/Non-Qualified)
(13077 7-99) ·Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 033-90474), as filed on April 25, 2001.
(4.12)	Endorsement 40087-08-05 to Contract 13077 7-99 ·Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No.
333-100208), as filed on April 17, 2006.
(4.13)	One Year Step Up Death Benefit Endorsement (13084 7-99) · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-
4 (File No. 033-90474), as filed on April 25, 2001.
(4.14)	Internal Revenue Code Section 457 Endorsement (13086 8-99) · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-
4 (File No. 033-90474), as filed on April 25, 2001.

(4.15)	Endorsement 40001 06-02 for use with Contract Form No. 13076(TX) 7-99 ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-83772), as filed on July 30, 2002.
(4.16)	ReliaStar Endorsement (merger) ·Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.
(4.17)	Roth 403(b) Endorsement (40109 09-05) ·Incorporated by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on November 23, 2005.
(4.18)	Endorsement (40095 09-05) for use with Contract Form No. 13076 (AC-I-TSA) 7-99
· Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 16, 2007.
(4.19)	Endorsement (40096 09-05) for use with Contract Form No. 13077 (AC-I-IRA/NQ) 7-
99 ·Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 16, 2007.
(4.20)	Waiver of Withdrawal Charge Endorsement (145914-07) to Flexible Premium
Individual Deferred Annuity Contract (Retail Series - TSA) (13076 7-99) ·
Incorporated by reference to Post-Effective Amendment No. 16 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on April 14, 2008.
(4.21)	Endorsement 149468-09 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99 ·Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-100207), as filed on April 15, 2009.
(4.22)	Endorsement 149854-08 to the Flexible Premium Individual Deferred Annuity
Contract (Retail Series - TSA) Form No. 13076 7-99 ·Incorporated by reference to
Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No.
333-100207), as filed on April 15, 2009.
(5.1)	Contract Application Form (Retail Series, Plus Series and RIA Series) · Incorporated
by reference to Post-Effective Amendment No. 9 to Registration Statement on Form
N-4 (File No. 033-90474), as filed on November 5, 1999.
(6.1)	Amended Articles of Incorporation of Depositor ·Incorporated by reference to the
Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-
18517), as filed on December 23, 1996.
(6.2)	Amended Bylaws of Depositor ·Incorporated by reference to the Form S-6
Registration Statement of Select-Life Variable Account (File No. 333-18517), as filed on December 23, 1996.

(7)	Not applicable

(8.1)	Fund Participation Agreement dated as of April 30, 2003 among Golden American
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland Life
Insurance Company, ING Life Insurance and Annuity Company, ING Insurance
Company of America, American Funds Insurance Series and Capital Research and
Management Company · Incorporated by reference to Pre-Effective Amendment No.
1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17,
2003.
(8.2)	Business Agreement dated April 30, 2003 by and among Golden American Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company, Southland Life
Insurance Company, ING Life Insurance and Annuity Company, ING Insurance
Company of America, ING American Equities, Inc., Directed Services, Inc.,
American Funds Distributors, Inc. and Capital Research and Management Company ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.
(8.3)	Amendment No. 1 entered into as of January 1, 2008 to the Business Agreement dated
April 30, 2003 by and among ING USA Annuity and Life Insurance Company
(formerly known as Golden American Life Insurance Company), ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company, Southland Life Insurance Company, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc.
and Capital Research and Management Company ·Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No.
333-153338), as filed on November 14, 2008.
(8.4)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.5)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V ·Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.

(8.6)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V ·Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.7)	Letter Agreement dated May 16, 2007 and is effective July 2, 2007 between ReliaStar
Life Insurance Company, Fidelity Distributors Corporation, Variable Insurance
Products Fund and Variable Insurance Products Fund II ·Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
333-100207), as filed on October 1, 2007.
(8.8)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.9)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation ·Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.10)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 ·Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.11)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 ·Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.13)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.
(8.14)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.15)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company ·Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.16)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York ·Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.17)	Participation Agreement made and entered into as of April 30, 2003 among ReliaStar
Life Insurance Company, The GCG Trust (to be renamed ING Investors Trust effective May 1, 2003) and Directed Services, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
333-100207), as filed on February 20, 2004.
(8.18)	Participation Agreement dated December 6, 2001 by and among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance Company
and Aetna Investment Services, LLC ·Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.

(8.19)	Amendment dated as of March 26, 2002 by and between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May 1,
2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance Company to Participation
Agreement dated as of December 6, 2001 ·Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on October 24, 2002.
(8.20)	Amendment dated as of October 1, 2002 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and amended as of March 26, 2002 ·Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on October 24, 2002.
(8.21)	Amendment dated as of May 1, 2003 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002 and October 1, 2002 ·Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-
1A (File No. 333-32575), as filed on April 30, 2003.
(8.22)	Amendment dated as of November 1, 2004 by and between ING Partners, Inc., ING
Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar
Life Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002 and May 1, 2003 ·
Incorporated by reference to Pre-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-120636), as filed on February 23, 2005.
(8.23)	Amendment dated as of April 29, 2005 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003 and
November 1, 2004 ·Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-100207), as filed on December
21, 2006.
(8.24)	Amendment dated as of August 31, 2005 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003,
November 1, 2004 and April 29, 2005 ·Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-100207), as
filed on December 21, 2006.

(8.25)	Amendment dated as of December 7, 2005 by and between ING Partners, Inc., ING
Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar
Life Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and August 31, 2005 ·Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-100207), as filed on December 21, 2006.
(8.26)	Amendment dated as of April 28, 2006 by and between ING Partners, Inc., ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life
Insurance Company to Participation Agreement dated as of December 6, 2001 and subsequently amended as of March 26, 2002, October 1, 2002, May 1, 2003,
November 1, 2004, April 29, 2005, August 31, 2005 and December 7, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 12 to Registration
Statement on Form N-4 (File No. 333-100207), as filed on December 21, 2006.
(8.27)	Service Agreement with Investment Adviser effective as of December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company in connection with the sale of shares of ING Partners, Inc. ·Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-100207), as filed on October 24, 2002.
(8.28)	Shareholder Servicing Agreement (Service Class Shares) dated as of December 6,
2001, by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on November 24, 2003.
(8.29)	Amendment dated as of March 26, 2002, to the Shareholder Servicing Agreement
(Service Class Shares) by and between ReliaStar Life Insurance Company and
Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-6 (File No. 333-105319), as filed on November 24, 2003.
(8.30)	Amendment dated as of May 1, 2003, to Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance
Company dated as of December 6, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-6 (File No. 333-92000), as
filed on April 17, 2003.
(8.31)	Amendment dated as of November 1, 2004 to Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ReliaStar Life
Insurance Company dated as of December 6, 2001 ·Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-6 (File No.
333-69431), as filed on March 1, 2007.
(8.32)	Amendment dated as of April 29, 2005 to Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance
Company dated as of December 6, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-120636), as
filed on December 21, 2006.

(8.33)	Amendment dated as of December 7, 2005 to Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ReliaStar Life
Insurance Company dated as of December 6, 2001 ·Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
333-120636), as filed on December 21, 2006.
(8.34)	Amendment dated as of April 28, 2006 to Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ReliaStar Life Insurance
Company dated as of December 6, 2001 ·Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-120636), as
filed on December 21, 2006.
(8.35)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.36)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.
(8.37)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.38)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.

(8.39)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.40)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 13, 2001.
(8.41)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.42)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.43)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.

(8.44)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.45)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.
(8.46)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.47)	Participation Agreement dated as of May 1, 2001 between Pilgrim Variable Products
Trust, ReliaStar Life Insurance Company and ING Pilgrim Securities, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 15 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on April 26, 2002.
(8.48)	Amendment executed August 30, 2002 to Participation Agreement dated May 1, 2001 by and among ReliaStar Life Insurance Company, ING Variable Products Trust
(formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor, LLC
(formerly known as ING Pilgrim Securities, Inc.) ·Incorporated by reference to Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on April 22, 2003.
(8.49)	Administrative and Shareholder Services Agreement dated May 1, 2001 by and between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products
Trust) and ReliaStar Life Insurance Company ·Incorporated by reference to Post-
Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-
100207), as filed on April 22, 2003.

(8.50)	Participation Agreement made and entered into as of May 1, 2002 among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributors, Inc. ·Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.51)	Amendment executed as of October 15, 2002 and effective as of October 1, 2002 to
Participation Agreement made and entered into as of May 1, 2002 by and among ING
Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds
Distributor, Inc. ·Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-100207), as filed on October 31,
2002.
(8.52)	Participation Agreement made and entered into as of May 1, 2002 among ReliaStar
Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form S-6 (File No. 333-47094), as filed on September 17, 2002.
(8.53)	Amendment effective as of July 15, 2003 to Participation Agreement made and entered into as of May 1, 2002 by and among ReliaStar Life Insurance Company, ING
VP Bond Portfolio and ING Funds Distributor, LLC (f/k/a ING Funds Distributor,
Inc.) ·Incorporated by reference to Post-Effective Amendment No. 18 to Registration
Statement on Form N-6 (File No. 033-57244), as filed on February 9, 2004.
(8.54)	Participation Agreement made and entered into as of December 1, 2002 among ING
Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company and ING
Funds Distributions, Inc. ·Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-100207), as filed on
October 31, 2002.
(8.55)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.56)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company ·Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on October 26, 2001.
(8.57)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord
Abbett Series Fund, Inc. and Lord Abbett Distributor LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 18, 2009.

(8.58)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company ·Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001.
(8.59)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service
Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett
Series Fund, Inc. ·Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.60)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.61)	Fund Participation Agreement made and entered into as of August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management
Trust, Advisers Managers Trust and Neuberger Berman Management Inc. ·
Incorporated by reference to Post-Effective Amendment No. 4 to Registration
Statement on Form N-4 (File No. 033-90474), as filed on August 4, 1997 and effective August 8, 1997.
(8.62)	Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger
Berman Advisers Management Trust, Advisers Managers Trust and Neuberger
Berman Management Inc. ·Incorporated by reference to Post-Effective Amendment
No. 7 to Registration Statement on Form N-4 (File No. 033-90474), as filed on April
23, 1999.
(8.63)	Addendum dated as of May 1, 2000 to Fund Participation Agreement dated August 8,
1997 and amended on December 1, 1998 by and among Northern Life Insurance
Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust
and Neuberger Berman Management Inc. ·Incorporated by reference to Post-
Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 033-
90474), as filed on April 25, 2001.
(8.64)	Service Agreement effective August 8, 1997 by and between Neuberger Berman
Management Inc. and Northern Life Insurance Company ·Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No.
033-90474), as filed on August 4, 1997 and effective August 8, 1997.

(8.65)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.
(8.66)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC ·Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.67)	First Amendment dated August 15, 2007 to Participation Agreement by and between
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company,
PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 ·Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23,
2008.
(8.68)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company ·Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.69)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 ·Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.70)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company
and ReliaStar Life Insurance Company ·Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.71)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company and Allianz Global Investors
Distributors LLC effective as of May 1, 2004 ·Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.

(8.72)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. ·Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.73)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.74)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 40 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005.
(8.75)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1,
2004 ·Incorporated by reference to Post-Effective Amendment No. 2 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on December 21, 2007.
(8.76)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. ·Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.77)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company ·Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.

(8.78)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company ·Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.79)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company ·Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.80)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. ·Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.

(9)	Consent and Opinion of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Principal Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Donald W. Britton[1]	President and Director
Thomas J. McInerney[2]	Director and Chairman
Catherine H. Smith[2]	Director and Senior Vice President
Robert G. Leary[3]	Director
Ewout L. Steenbergen[3]	Director, Executive Vice President and Chief
Financial Officer
Michael S. Smith[4]	Director
Steven T. Pierson[1]	Senior Vice President and Chief Accounting
Officer
Ralph Ferraro[2]	Senior Vice President
Timothy T. Matson[2]	Senior Vice President
Daniel P. Mulheran, Sr.[5]	Senior Vice President
Stephen J. Preston[5]	Senior Vice President
Boyd G. Combs[1]	Senior Vice President, Tax
David S. Pendergrass[1]	Senior Vice President and Treasurer
Daniel M. Anderson	Vice President
9100 Arboretum Parkway
Richmond, VA 23236
Pamela S. Anson[4]	Vice President
Kimberly Baker[6]	Vice President
Bradley E. Barks[2]	Vice President
Jonathan Becker[6]	Vice President
Debra M. Bell[10]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Jeoffrey A. Block[7]	Vice President
Cynthia M. Brooks[1]	Vice President
Scott V. Carney[9]	Vice President
William D. Chatham[7]	Vice President
Kevin L. Christensen[7]	Vice President
John C. Collins[1]	Vice President
Sue A. Collins[2]	Vice President
Brian D. Comer[2]	Vice President
Russell C. Craig[10]	Vice President
Diane M. Eder[11]	Vice President
Elizabeth A. Edwards[10]	Vice President
Patricia L. Engelhardt[2]	Vice President
Shari A. Enger[9]	Vice President
Kurt T. Fasen[5]	Vice President
Julie A. Foster[7]	Vice President
Molly G. Garrett[2]	Vice President
Robert A. Garrey[2]	Vice President
Ivan J. Gilreath[5]	Vice President
James Graham[5]	Vice President
Brian K. Haendiges[2]	Vice President
Deborah C. Hancock[10]	Vice President
Daniel P. Hanlon[2]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
R. Scott Hofstedt[6]	Vice President
Mark E. Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien[12]	Vice President
David Kath[6]	Vice President
Cassandra Klein[4]	Vice President
Cheryl A. Kusick[4]	Vice President
Kenneth E. Lacy[1]	Vice President
Kevin J. Laing[5]	Vice President
Martin K. Le Roux[10]	Vice President
Frederick C. Litow[1]	Vice President
Laurie A. Lombardo[2]	Vice President
Alan S. Lurty[9]	Vice President
Thomas A. Lutter[9]	Vice President
Scott C. Machut[5]	Vice President
Barbara J. MacLean[10]	Vice President
Richard T. Mason[2]	Vice President
Paul L. Mistretta[1]	Vice President
Patrick J. Moran[5]	Vice President
Pamela L. Mulvey[2]	Vice President
Brian J. Murphy[1]	Vice President
Michael J. Murphy[9]	Vice President
Todd E. Nevenhoven[7]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Peter S. Orenzoff[8]	Vice President
Deborah J. Prickett[5]	Vice President
Laurie J. Rasanen[4]	Vice President
Erik J. Rasmussen[5]	Vice President
Kevin J. Reimer[1]	Vice President
Robert A. Richard[2]	Vice President
David J. Schmid[6]	Vice President
David A. Sheridan[2]	Vice President
Christina M. Starks[4]	Vice President
Eric J. Steelman[9]	Vice President
Brant A. Thurston[10]	Vice President
Mary A. Tuttle[10]	Vice President
William J. Wagner[10]	Vice President
Margaret B. Wall[11]	Vice President
David P. Wilken[5]	Vice President
Mary B. Wikinson[3]	Vice President
Eric C. Wishman[7]	Vice President
Mary A. Broesch[9]	Vice President and Actuary
Steven M. Gathje[6]	Vice President and Actuary
Craig A. Krogstad[11]	Vice President and Actuary
Richard Lau[13]	Vice President and Actuary
Mark E. McCarville[6]	Vice President and Actuary
Tracey Polsgrove[2]	Vice President and Actuary
Alice W. Su9	Vice President and Actuary

Name and Principal	Positions and Offices with
Business Address	Depositor
Francis De Regnaucourt[13]	Vice President and Appointed Actuary
Carol S. Stern	Vice President and Chief Compliance Officer
1501 M St., NW, Ste. 430
Washington, DC 20005
Kimberly M. Curley[10]	Vice President and Illustration Actuary
Joseph N. Fick[9]	Vice President and Illustration Actuary
William M. White[6]	Vice President and Illustration Actuary
Spencer T. Shell[1]	Vice President, Assistant Treasurer and
Assistant Secretary
Chad M. Eslinger[4]	Vice President, Compliance
Judith K. Ginter[6]	Vice President, Compliance
Ronald E. Falkner[2]	Vice President, Corporate Real Estate
Paul Aronson[1]	Vice President, Investments
John P. Foley[1]	Vice President, Investments
Christine Hurtsellers[1]	Vice President, Investments
Suresh Krishnamoorthy[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gilbert E. Mathis[1]	Vice President, Investments
Greg R. Michaud[1]	Vice President, Investments
Mathew Toms[1]	Vice President, Investments
Kurt W. Wassenar[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Scott N. Shepherd[2]	Actuary
Joy M. Benner[5]	Secretary
Armand Aponte[3]	Assistant Secretary

Name and Principal	Positions and Offices with
Business Address	Depositor
Eric G. Banta[10]	Assistant Secretary
Jane A. Boyle[2]	Assistant Secretary
Lisa A. Braun[5]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
David Heidelberger[6]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
Megan A. Huddleston[2]	Assistant Secretary
James A. Kochinski[5]	Assistant Secretary
Rita J. Kummer[1]	Assistant Secretary
Susan A. Masse[2]	Assistant Secretary
Terri W. Maxwell[1]	Assistant Secretary
James M. May, III[1]	Assistant Secretary
Jeffrey E. Morrison[1]	Assistant Secretary
Tina M. Nelson[5]	Assistant Secretary
John R. Oberg[10]	Assistant Secretary
Melissa A. O’Donnell[5]	Assistant Secretary
Wendy L. Paquin[5]	Assistant Secretary
Duane Pfaff[5]	Assistant Secretary
John T. Price[1]	Assistant Secretary
Randall K. Price[5]	Assistant Secretary
Thomas M. Rose[5]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Terry L. Stumpf[10]	Assistant Secretary

Name and Principal	Positions and Offices with
Business Address	Depositor
Susan M. Vega[5]	Assistant Secretary
Terry L. Owens[1]	Tax Officer
James H. Taylor[1]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry
Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of these directors and these officers is One Orange Way,
Windsor, Connecticut 06095-4774.
3	The principal business of this director and these officers is 230 Park Avenue, New York,
New York 10169.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380.
5	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.
6	The principal business address of these officers is 100 Washington Square, Minneapolis,
Minnesota 55401.
7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
8	The principal business address of these officers is 1000 Woodbury Road, Woodbury, New
York 11797-2521.
9	The principal business address of these officers is 2000 21st Avenue, NW, Minot, North
Dakota 58703.
10	The principal business address of these officers is 1290 Broadway, Denver, Colorado
80203-5699.
11	The principal business address of these officers is 111 Washington Avenue South,
Minneapolis, Minnesota 55401.
12	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax,
Virginia 22033.
13	The principal business address of these officers is 100 Deerfield Lane, Suite 300, Malvern,
Pennsylvania 19355.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 28 to Registration Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company (File No. 033-57244), as filed with the Securities and Exchange Commission on April 6, 2010.

Item 27. Number of Contract Owners

As of February 28, 2010, there were 45,905 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company (“ReliaStar Life”) indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, ING America Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING
Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC,
Variable Annuity Account B of ILIAC, Variable Annuity Account C of ILIAC,
Variable Annuity Account G of ILIAC and Variable Annuity Account I of ILIAC
(separate accounts of ILIAC registered as unit investment trusts under the 1940 Act).
ING Financial Advisers, LLC is also the principal underwriter for (i) ReliaStar Select
Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) MFS ReliaStar Variable
Account (a separate account of RLIC registered as a unit investment trust under the
1940 Act), (iii) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) ReliaStar Life Insurance Company of
New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (v) ReliaStar Life Insurance Company of New York
Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York
Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (vii) ReliaStar Life Insurance Company of New York
Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Randall L. Ciccati[1]	Director
Brian D. Comer[1]	Director and Senior Vice President
Carl P. Steinhilber[1]	Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel P. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter

M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne Bogoian[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
Christopher Cokinis[5]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
Mark E. Jackowitz	Vice President
22 Century Hill Dr., Ste 101
Latham, NY 12110
David Kaherl[1]	Vice President
David Kelsey[1]	Vice President
Barbara J. Kesterson[5]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner, Jr.	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Spencer T. Shell[2]	Vice President and Assistant Treasurer
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
William Wilcox[1]	Director and Chief Compliance Officer
Kristin H. Hultgren[1]	Chief Financial Officer

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Joy M. Benner[4]	Secretary
John Cecere[1]	Assistant Secretary
Tina M. Nelson[4]	Assistant Secretary
Melissa A. O’Donnell[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way,
Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta,
Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470,
Fairfax, Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.
5.	The principal business address of these officers is

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$5,345,848.22
Advisers, LLC

*	Includes gross concessions associated with the distribution of all registered variable annuity products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

ReliaStar Life Insurance Company 20 Washington Avenue South Minneapolis, Minnesota 55401

Item 31. Management Services Not applicable Item 32. Undertakings Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the

Registrant	will, unless in the opinion of its counsel the matter has been settled by
controlling	precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
(f)

The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100207) and has duly caused this Post Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 14th day of April, 2010.

SEPARATE ACCOUNT N OF RELIASTAR LIFE INSURANCE COMPANY

(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	Donald W. Britton*
Donald W. Britton President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Donald W. Britton*	President and Director	)
Donald W. Britton	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April 14,
Thomas J. McInerney		) 2010
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)
Michael S. Smith*	Director	)
Michael S. Smith		)
)

	Steven T. Pierson	Senior Vice President and Chief Accounting Officer	)
	Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

SEPARATE ACCOUNT N
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Consent and Opinion of Counsel	_________
24(b)(10)	Consent of Independent Registered Public Accounting Firm	_________
24(b)(13)	Powers of Attorney	_________